Aetna Mutual Funds
      Aetna Principal Protection Funds




                            [GRAPHIC APPEARS HERE]
                        ENGINEERING BETTER INVESTMENTS



Annual Report
 October 31, 2001


                                                                         Aetna
                                                                           funds

                               President's Letter


Dear Shareholder:                                               October 31, 2001

Thank you for investing in Aetna Series Fund, Inc. We are pleased that you have continued to place your confidence in us to help you achieve your financial goals.

The atrocities of September 11th caused all Americans, and much of the rest of the world, to put aside ordinary concerns and turn their attention to issues of deeper meaning. Family, friends, fellow citizens - they have been foremost in the thoughts of so many of us, with a special place held for the victims of those heinous acts, and for the heroes who responded so selflessly to them.

On behalf of the Aetna Series Fund family, I can tell you that we too have been made more sharply aware of the blessings that sometimes get overlooked in the busy-ness of daily life. Our funds and their adviser, Aeltus Investment Management Inc., were among the fortunate not to lose members on September 11th; our people, our capabilities, and our financial strengths are undiminished. I can assure you that we are meeting President Bush's challenge to get on with our lives and our business without fear for the present, or for the future of this great nation.

Much had already happened this year in the weeks prior to September 11th. Suffice it to say that the economy was teetering towards a recession and financial markets' performance reflected that condition. But since September 11th, the markets have begun to rally, along with the nation. This is partly due to decisive action by the Federal Reserve in bringing interest rates down to their lowest levels in almost forty years, and partly to a bipartisan determination to do whatever is necessary to prosecute the war on terrorism and stimulate the economy. Credit must also be given to the fighting spirit of our nation, the market and investors collectively, that have raised their eyes from short-term troubles to focus on the undiminished promise of the future. Their confidence in that future has begun to be reflected in a rebound in the market, which is early evidence of a stabilization of economic activity.

We share that confidence in the future. And again, we are especially thankful that you have chosen us to help you to participate in and benefit from the promise of the years ahead. We are dedicated to the challenge of managing your assets, in a prudent and disciplined manner, through the current turbulence and into that bright future.


Sincerely,



/s/ J. Scott Fox
J. Scott Fox
President
Aetna Series Fund, Inc.








A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

Table of Contents

President's Letter.....................................................     i

Principal Protection Funds:

Investment Review......................................................     1

Portfolios of Investments:

 Aetna Principal Protection Fund I.....................................    11

 Aetna Principal Protection Fund II....................................    18

 Aetna Principal Protection Fund III...................................    25

 Aetna Principal Protection Fund IV....................................    32

 Aetna Index Plus Protection Fund......................................    39

Statements of Assets and Liabilities...................................    46

Statements of Operations...............................................    48

Statements of Changes in Net Assets....................................    50

Notes to Financial Statements..........................................    55

Financial Highlights...................................................    60

Independent Auditors' Report...........................................    70

Additional Information.................................................    71

                          [CHART]


           Aetna Principal     Lehman
            Protection I      Brothers     S&P 500
            (Class A) (1)    Aggregate      Index
-----------------------------------------------------
10/07/99        9,525          10,000      10,000
10/31/99        9,657          10,094      10,288
                9,870          10,012      10,557
                9,984          10,238      11,027
                9,889          10,541      10,894
10/31/00        9,823          10,831      10,914
                9,711          11,396      10,461
                9,432          11,505       9,597
                9,557          11,878       9,333
10/31/01        9,701          12,409       8,196


                          [CHART]


            Aetna Principal    Lehman
             Protection II    Brothers      S&P 500
             (Class A) (1)    Aggregate      Index
-----------------------------------------------------
  12/21/99        9,525         10,000      10,000
                  9,296          9,970       9,843
  04/30/00        9,382         10,194      10,282
                  9,354         10,496      10,158
  10/31/00        9,335         10,785      10,176
                  9,329         11,347       9,754
                  9,116         11,456       8,948
                  9,280         11,827       8,702
  10/31/01        9,503         12,356       7,642


                                                      See Definition of Terms. 1

                        [CHART]


               Aetna          Lehman
             Principal       Brothers    S&P 500
           Protection III    Aggregate    Index
--------------------------------------------------
 06/01/00      9,525          10,000      10,000
               9,695          10,301      10,086
 10/31/00      9,629          10,585      10,104
               9,408          11,137       9,685
 04/30/01      9,113          11,244       8,885
               9,247          11,608       8,641
 10/31/01      9,457          12,127       7,588


                        [CHART]


         Aetna Principal    Lehman
          Protection IV    Brothers    S&P 500
          (Class A) (1)    Aggregate    Index
--------------------------------------------------
09/07/00      9,525         10,000      10,000
10/31/00      9,204         10,129       9,432
              9,114         10,657       9,041
04/30/01      8,894         10,759       8,294
              9,056         11,108       8,066
10/31/01      9,333         11,604       7,083


2 See Definitions of Terms.

                          [CHART]


              Aetna Index     Lehman
                 Plus        Brothers    S&P 500
               Protection    Aggregate    Index
 -------------------------------------------------
 12/01/00        9,525        10,000      10,000
                 9,598        10,351      10,406
 04/30/01        9,037        10,450       9,546
                 9,151        10,789       9,284
 10/31/01        9,341        11,271       8,153


(1) The above graphs illustrate a hypothetical investment of $10,000 since inception of each Fund. The total return reflects the maximum sales charge of 4.75% on the initial investment ($10,000 minus sales load of $475 equals $9,525 initial investment). Performance assumes dividends and capital gains are reinvested.

-----------------------------------------------------------------------------------------------------
                                     Average Annual Total Returns
                                for the period ended October 31, 2001*
-----------------------------------------------------------------------------------------------------
                  Principal          Principal          Principal          Principal      Index Plus
                 Protection         Protection         Protection         Protection      Protection
                   Fund I             Fund II           Fund III            Fund IV          Fund
              ---------------------------------------------------------------------------------------
              1 Year  Inception  1 Year  Inception  1 Year  Inception  1 Year  Inception   Inception
-----------------------------------------------------------------------------------------------------
Class A:
 POP (1)      -5.89%   -1.46%    -3.04%   -2.69%    -6.46%   -3.84%    -3.46%    -5.80%      -6.57%
 NAV (2)      -1.24%    0.89%     1.79%   -0.13%    -1.79%   -0.51%     1.40%    -1.76%      -1.93%
-----------------------------------------------------------------------------------------------------
Class B:
 w/CDSC (3)   -6.92%   -1.35%    -4.07%   -3.02%    -7.36%   -4.02%    -4.39%    -5.81%      -7.45%
 NAV          -2.04%    0.10%     0.93%   -0.90%    -2.52%   -1.24%     0.60%    -2.44%      -2.61%
-----------------------------------------------------------------------------------------------------

*Total Return is calculated including reinvestment of income and capital gain distributions. The performance table and graph above does not reflect the deduction of taxes that a shareholder would have paid on fund distributions or redemptions. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

                                                     See Definitions of Terms. 3

  Aetna Principal Protection Fund I, II, III, IV & Index Plus Protection Fund

How did the funds perform during the period?

For the year ended October 31, 2001, the performance for the Aetna Principal Protection Funds (PPF) as well as Index Plus Protection Fund (IPPF) and their respective benchmarks and composite indices are listed below:

                               Fund Return       Equity          Equity                          Fixed Income
                                Class A At      Component      Benchmark       Fixed Income        Benchmark
             Fund                  NAV            Index       Index Return   Component Index     Index Return
Principal Protection Fund I       -1.24%     S&P 500 Index      -24.90%      Lehman Brothers        14.56%
                                             (a)                              Aggregate Bond (b)
Principal Protection Fund II       1.79%     S&P 500 Index      -24.90%      Lehman Brothers        14.56%
                                                                              Aggregate Bond
Principal Protection Fund III     -1.79%     S&P 500 Index      -24.90%      Lehman Brothers        14.56%
                                                                              Aggregate Bond
Principal Protection Fund IV       1.40%     S&P 500 Index      -24.90%      Lehman Brothers        14.56%
                                                                              Aggregate Bond
Index Plus Protection Fund**      -1.93%     S&P 500 Index**    -18.48%      Lehman Brothers        12.72%
                                                                             Aggregate Bond**

**Index Plus Protection Fund - December 1, 2000 (first day of the Guarantee Period) through October 31, 2001.

What economic or financial market conditions impacted the Funds?

For the year ended October 31, 2001, U.S. equity markets as measured by the Dow Jones Industrial Average (Dow)(d), Standard and Poor's (S&P) 500 Index(a) and the NASDAQ Composite Index (NASDAQ)(c), and international equity markets as measured by the MSCI EAFE Index(e), all posted negative returns. In contrast, bonds as measured by the Lehman Brothers Aggregate Bond Index(b), provided at least one bright spot for investors. The July - September period produced the worst quarterly returns to U.S. equities since the crash of 1987 due to the events of September 11th.

Prior to the terrorist attacks on the World Trade Center and the Pentagon, the U.S. economy was already struggling. The consumer, who had been propping up the economy, began to spend less and became less confident as unemployment rose to 4.9% in August. The stock market looked like it was ready to retest its March-April lows. From the beginning of the quarter through September 10th, the S&P 500 Index, the Dow, and the NASDAQ were all in negative territory, posting losses of 10.5%, 8.2% and 21.5%, respectively. But not all news was bleak; manufacturing was actually showing signs that a recovery was underway, inflation remained low, oil prices were declining, and both fiscal and monetary policy were in a stimulus mode.

Then came September 11th, a day we will never forget. Normal activity in the country came to a standstill as Americans watched in horror while the worst terrorist attack in history claimed more than 3,000 innocent lives. One instant result was to bring almost to a standstill the normal economic life of the nation. A second effect has been to create a sense of vulnerability. As a result of the attack, an economic contraction - a recession - is now almost assured.

The immediate impact on the financial world was dramatic. The stock market closed for 4 days while the Federal Reserve (the "Fed") acted swiftly to infuse $70 billion into the liquidity system to insure that trades could be settled and that other issues could be tackled. They also cut the Fed Funds rate by 50 basis points before the stock market reopened on September 17th. (One basis point is equal to one hundredth of a percent, or 0.01%). Miraculously, the NYSE opened on that Monday ready to do business showing the world that the U.S. financial system had weathered this enormous atrocity relatively well. In the first week following the attack, the equity market plunged more steeply than at any time since the 1930's. The S&P

4  See Definition of Terms.

500 Index, the Dow and the NASDAQ fell 11.6%, 14.3% and 16.1%, respectively. From September 21st through October 31st, these indices rebounded by 9.9%, 12.5% and 22%, respectively to recoup most or all of the losses realized during the week of September 11th.

Past crisis events have demonstrated that financial markets react quickly to crisis events. When making investment decisions, the more difficult aspect of analyzing a crisis is the ability to predict the timing of when the situation might stabilize. Market participants require time to digest the economic impact of recent events on various businesses. Based on information already available, the U.S. economy is expected to benefit from: a fiscal stimulus package that is likely to exceed $150 billion, additional easing of monetary policy, and the rebuilding process. Ironically, what was previously predicted to be a "U" or "L" shaped economic recovery could turn into a sharper "V" shaped recovery.

The one element of this tragedy that stands out as different from past events is that this has literally hit home (i.e., we are all very much personally impacted as individuals). Americans are united and a new sense of patriotism has emerged. Americans appear to be strongly supporting President Bush's actions, with representatives from Congress uniting behind him, clearly a sharp break from the partisan politics we have witnessed in Washington for the last five to ten years. Americans understand that one of the motives of these terrorist acts was to seriously harm the U.S. economy, but Americans have struck a defiant pose to any potential negative impact. These factors are all positive signs for the future of U.S. financial markets.

In the end, the terrorists took precious innocent lives that cannot be replaced, and destroyed billions of dollars of property and materials. They did not, however, dampen the American spirit or dismantle the U.S. or world financial marketplace. We may see volatility over the short-term, but there are many positive signals that suggest the long-term recovery prospects are strong.

Which investments influenced the Funds performance over the past twelve months?

The allocation to equities across the Funds was dramatically reduced as our asset allocation model favored fixed income securities during a period of declining equity market performance. In general, the model will allocate more to equities in a rising equity market and will allocate more to fixed income securities as the equity market is declining to focus on loss protection.

                                10/31/01        10/31/00
                              Allocation To   Allocation To
                     Fund       Equities        Equities
                     PPFI          9%              55%
                     PPFII         4%              46%
                     PPFIII        8%              59%
                     PPFIV         6%              51%
                     IPPF          9%              N/A


Asset allocation decisions were the primary reason why the Funds outperformed the S&P 500 Index. The underlying fixed income component of the Funds outperformed the Lehman Brothers Aggregate Bond Index due to our predominant positions in U.S. government and agency securities which outperformed corporate and mortgage securities. The underlying equity component of the Funds underperformed the S&P 500 Index over the time period primarily due to ineffective sector selection by the quantitative model we use to manage the Funds. This was specifically due to our underweight in Consumer Cyclicals and Basic Materials, and our overweight in Consumer Staples, which performed poorly.

Poor sector selection by our quantitative model was partially offset by our model's effective security selection, particularly within the Consumer Staples and Communication Services sectors. Within the Consumer Staples sector, the Funds bene-

                                                      See Definition of Terms. 5
fited from overweight positions in Philip Morris. Within Communication Services, the Funds benefited from underweight positions in Qwest and Nextel.

Our quantitative research, which focuses on growth reliability, earnings momentum, analyst estimate revisions, price/cash flow and price momentum, has seen the Funds decrease their weightings in Technology and increase their weightings in Financials and Communication Services over the last year. Currently our largest overweight is in the Financials sector; our largest underweight is in the Technology sector.

What is your outlook going forward?

We believe investor behavior in January, April and October of this year represents an anomalous period rather than a sudden shift in the way investors will value equities in the long term. That is, we believe it is unlikely that investors will markedly change their historical behavior for a sustained period of time in favor of stocks that are being most actively downgraded by analysts, that are showing the greatest declines in actual earnings and that exhibit the poorest growth reliability. With both fiscal and monetary policy being in stimulative modes, which will support a U.S. economic recovery, we expect U.S. equity markets to steadily favor companies that exhibit superior business momentum, market recognition and attractive valuations. Internationally, we expect varying recovery rates from the global slowdown and will look to invest in companies that offer opportunities to participate in individual market and sector recoveries.

Principal Protection Fund I:

                                 Economic    Exposure*
Asset Allocation                 10/31/01    10/31/00
Large Cap Stocks                    9%          53%
International Stocks               --            2%
Fixed Income                       91%          45%
                              ------------------------
                                  100%         100%
                              ========================

Principal Protection Fund I:

                                       % of Equity   % of      Over/(Under)
Equity Portfolio Sector Breakdown     Investments   S&P 500     Weighting
Basic Materials                            2.3%        2.7%       (0.4)%
Capital Goods                              9.2%        8.8%        0.4 %
Communication Services                     4.5%        5.6%       (1.1)%
Consumer Cyclicals                         8.0%        9.0%       (1.0)%
Consumer Staples                          12.4%       13.0%       (0.6)%
Energy                                     8.0%        6.4%        1.6 %
Financials                                19.0%       17.8%        1.2 %
Health Care                               16.4%       14.3%        2.1 %
Technology                                14.9%       18.4%       (3.5)%
Transportation                             0.6%        0.7%       (0.1)%
Utilities                                  4.7%        3.3%        1.4 %

6  See Definition of Terms.

                                  % of Net
Top Five Equity Holdings           Assets
Pfizer, Inc.                        0.4%
General Electric Co.                0.4%
Exxon Mobil Corp.                   0.3%
Johnson & Johnson                   0.3%
Citigroup Inc.                      0.2%


Principal Protection Fund II:

                                 Economic Exposure*
Asset Allocation               10/31/01     10/31/00
Large Cap Stocks                 4%            45%
International Stocks            --              1
Fixed Income                    96%            54%
                             ----------------------
                               100%           100%
                             ======================


                                      % of Equity    % of     Over/(Under)
 Equity Portfolio Sector Breakdown    Investments   S&P 500     Weighting
Basic Materials                           2.6%        2.7%       (0.1)%
Capital Goods                             8.4%        8.8%       (0.4)%
Communication Services                    4.5%        5.6%       (1.1)%
Consumer Cyclicals                        8.5%        9.0%       (0.5)%
Consumer Staples                         12.5%       13.0%       (0.5)%
Energy                                    8.2%        6.4%        1.8 %
Financials                               18.7%       17.8%        0.9 %
Health Care                              16.4%       14.3%        2.1 %
Technology                               14.9%       18.4%       (3.5)%
Transportation                            0.7%        0.7%          -
Utilities                                 4.6%        3.3%        1.3 %


                                 % of Net
Top Five Equity Holdings          Assets
Pfizer, Inc.                       0.2%
General Electric Co.               0.2%
Exxon Mobil Corp.                  0.1%
Johnson & Johnson                  0.1%
Wal-Mart Stores, Inc.              0.1%

Principal Protection Fund III:

                          Economic Exposure*
Asset Allocation         10/31/01  10/31/00
Large Cap Stocks             8%       57%
International Stocks        --         2%
Fixed Income                92%       41%
                         -------------------
                           100%      100%
                         ===================

                                                      See Definition of Terms. 7

                                       % of Equity    % of     Over/(Under)
 Equity Portfolio Sector Breakdown     Investments   S&P 500     Weighting
Basic Materials                            2.5%        2.7%       (0.2)%
Capital Goods                              8.5%        8.8%       (0.3)%
Communication Services                     4.4%        5.6%       (1.2)%
Consumer Cyclicals                         8.8%        9.0%       (0.2)%
Consumer Staples                          12.2%       13.0%       (0.8)%
Energy                                     7.7%        6.4%        1.3 %
Financials                                19.5%       17.8%        1.7 %
Health Care                               16.2%       14.3%        1.9 %
Technology                                14.9%       18.4%       (3.5)%
Transportation                             0.7%        0.7%         --
Utilities                                  4.6%        3.3%        1.3 %


                                 % of Net
Top Five Equity Holdings          Assets
General Electric Co.               0.3%
Pfizer, Inc.                       0.3%
Exxon Mobil Corp.                  0.2%
Johnson & Johnson                  0.2%
Wal-Mart Stores, Inc.              0.2%



Principal Protection Fund IV:

                              Economic Exposure*
Asset Allocation              10/31/01  10/31/00
Large Cap Stocks                 6%        49%
International Stocks            --          2%
Fixed Income                    94%        49%
                             ---------------------
                               100%       100%
                             =====================


                                       % of Equity    % of     Over/(Under)
Equity Portfolio Sector Breakdown      Investments   S&p 500     Weighting
Basic Materials                            2.6%        2.7%       (0.1)%
Capital Goods                              8.5%        8.8%       (0.3)%
Communication Services                     4.4%        5.6%       (1.2)%
Consumer Cyclicals                         8.7%        9.0%       (0.3)%
Consumer Staples                          12.2%       13.0%       (0.8)%
Energy                                     7.7%        6.4%        1.3 %
Financials                                19.5%       17.8%        1.7 %
Health Care                               15.9%       14.3%        1.6 %
Technology                                15.0%       18.4%       (3.4)%
Transportation                             0.7%        0.7%         --
Utilities                                  4.8%        3.3%        1.5 %

8  See Definition of Terms.

                                 % of Net
Top Five Equity Holdings          Assets
General Electric Co.               0.2%
Pfizer, Inc.                       0.2%
Exxon Mobil Corp.                  0.2%
Johnson & Johnson                  0.2%
Citigroup, Inc.                    0.1%




                                   Economic
                                  Exposure*
Asset Allocation                   10/31/01
Large Cap Stocks                      9%
Fixed Income                         91%
                              ----------------
                                    100%
                              ================

Index Plus Protection Fund:

                                       % of Equity    % of     Over/(Under)
Equity Portfolio Sector Breakdown      Investments   S&P 500     Weighting
Basic Materials                            2.3%        2.7%       (0.4)%
Capital Goods                              8.5%        8.8%       (0.3)%
Communication Services                     4.4%        5.6%       (1.2)%
Consumer Cyclicals                         8.3%        9.0%       (0.7)%
Consumer Staples                          12.4%       13.0%       (0.6)%
Energy                                     7.9%        6.4%        1.5 %
Financials                                19.5%       17.8%        1.7 %
Health Care                               16.3%       14.3%        2.0 %
Technology                                15.1%       18.4%       (3.3)%
Transportation                             0.6%        0.7%       (0.1)%
Utilities                                  4.7%        3.3%        1.4 %

                                 % Of Net
Top Five Equity Holdings          Assets
Pfizer, Inc.                       0.4%
General Electric Co.               0.4%
Exxon Mobil Corp.                  0.3%
Johnson & Johnson                  0.3%
Citigroup Inc.                     0.2%

* Economic exposure reflects the Funds' exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions, if any.

The opinions expressed reflect those of the portfolio manager only through October 31, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Fund are subject to change.

                                                     See Definition of Terms.  9

Definition of Terms

(1) The maximum load for the Principal Protection Funds is 4.75%. The POP (public offering price) returns reflect this maximum load.
(2) NAV (net asset value) returns are net of Fund expenses only and do not reflect the deduction of a front-end load or contingent deferred sales charges. This charge, if reflected, would reduce the performance results shown.
(3) Class B share returns with CDSC (contingent deferred sales charge) reflect the deduction of a maximum CDSC, assuming full redemption at the end of the period. The CDSC applies for all shares redeemed prior to the end of the Maturity Date. The CDSC charges are as follows: Offering Period or Year 1 of Guarantee Period - 5%, Year 2 - 4%, Year 3 - 3%, Year 4 - 3%, Year 5 - 2%, Year 6 - 1%.
(a) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.
(b) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.
(c) NASDAQ Composite Index is an unmanaged index of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange.
(d) The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928.
(e) The MSCI EAFE Index (Morgan Stanley Capital International-Europe, Australia and Far East) is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. Performance is calculated on a total return basis, as reported by Frank Russell Company.

The unmanaged indices described above are not available for individual direct investment.

Principal Protection Funds
Portfolio Of Investments - October 31, 2001
Principal Protection Fund I
================================================================================

                                          Number Of           Market
                                           Shares             Value
                                        ------------       ------------
Common Stocks (9.5%)
Aerospace/defense (0.1%)
B. F. Goodrich Co. .................            140        $      2,989
Boeing Co. .........................          1,200              39,120
General Dynamics Corp. .............            260              21,216
Lockheed Martin Corp. ..............            570              27,799
Northrop Grumman Corp. .............             90               8,995
Rockwell Collins, Inc. .............            210               2,835
                                                           ------------
                                                                102,954
                                                           ------------
Agriculture (0.0%)
Archer-Daniels-Midland Co. .........          1,320              18,388
                                                           ------------
Air Freight (0.0%)
FedEx Corp. + ......................            330              13,556
                                                           ------------
Airlines (0.0%)
Delta Air Lines, Inc. ..............            100               2,286
Southwest Airlines Co. .............            830              13,197
                                                           ------------
                                                                 15,483
                                                           ------------
Aluminum (0.1%)
Alcan Aluminum Ltd. ................            580              17,719
Alcoa Inc. .........................          1,188              38,337
                                                           ------------
                                                                 56,056
                                                           ------------
Auto Parts & Equipment (0.0%)
Cooper Tire & Rubber Co. ...........             90               1,189
Delphi Automotive Systems Corp. ....            640               7,430
Genuine Parts Co. ..................            280               9,100
Snap-On, Inc. ......................             80               2,141
TRW, Inc. ..........................            200               6,758
Visteon Corp. ......................            207               2,463
                                                           ------------
                                                                 29,081
                                                           ------------
Automobiles (0.1%)
Ford Motor Co. .....................          2,520              40,446
General Motors Corp. ...............            750              30,990
                                                           ------------
                                                                 71,436
                                                           ------------
Banks - Major Regional (0.4%)
AmSouth Bancorporation .............            380               6,570
Bank of New York Co., Inc. .........          1,000              34,010
Bank One Corp. .....................          1,640              54,432
BB&T Corp. .........................            700              22,470
Comerica, Inc. .....................            180               8,296
Fifth Third Bancorp ................            816              46,039
Fleet Boston Financial Corp. .......          1,490              48,961
Huntington Bancshares Inc. .........            320               4,938
KeyCorp ............................            460               9,780
Mellon Financial Corp. .............            740              24,864
National City Corp. ................          1,130              29,832
Northern Trust Corp. ...............            250              12,622
PNC Financial Services Group .......            390              21,411
Regions Financial Corp. ............            250               6,727
SouthTrust Corp. ...................            350               7,931
Suntrust Banks, Inc. ...............            380              22,747
Synovus Financial Corp. ............            460              10,589
U.S. Bancorp .......................          2,640              46,939
Union Planters Corp. ...............            220               8,910
Wells Fargo & Co. ..................          2,260              89,270
Zions Bancorporation ...............             90               4,313
                                                           ------------
                                                                521,651
                                                           ------------
Banks - Money Center (0.1%)
Bank of America Corp. ..............          2,160             127,418
Wachovia Corp. .....................          1,840              52,624
                                                           ------------
                                                                180,042
                                                           ------------
Beverages - Alcoholic (0.1%)
Anheuser-Busch Co.'s, Inc. .........          1,280              53,325
Brown-Forman Corp. .................            100               5,944
Coors (Adolph) Co. .................             70               3,482
                                                           ------------
                                                                 62,751
                                                           ------------
Beverages - Non-alcoholic (0.2%)
Coca-Cola Co. ......................          3,290             157,525
Coca-Cola Enterprises Inc. .........            680              12,478
Pepsi Bottling Group, Inc. .........            220              10,226
PepsiCo, Inc. ......................          2,320             113,007
                                                           ------------
                                                                293,236
                                                           ------------
Biotechnology (0.1%)
Amgen, Inc. + ......................          1,440              81,821
Biogen, Inc. + .....................            140               7,700
Chiron Corp. + .....................            190              10,226
Immunex Corp. + ....................            600              14,334
MedImmune, Inc. + ..................            340              13,341
                                                           ------------
                                                                127,422
                                                           ------------
Broadcasting - Tv, Radio & Cable
(0.0%)
Comcast Corp. - Class A Special + ..          1,270              45,517
Univision Communications, Inc. + ...            200               5,000
                                                           ------------
                                                                 50,517
                                                           ------------
Building Materials Group (0.0%)
Masco Corp. ........................            470               9,320
                                                           ------------
Cellular/wireless Telecommunications
(0.0%)
AT&T Wireless Services Inc. + ......          3,610              52,128
                                                           ------------
Chemicals (0.1%)
Air Products and Chemicals, Inc. ...            250              10,010
Du Pont (E.I.) de Nemours & Co. ....          1,380              55,186
Eastman Chemical Co. ...............             90               3,088
Praxair, Inc. ......................            260              12,267
Rohm & Haas Co. ....................            250               8,117
                                                           ------------
                                                                 88,668
                                                           ------------
Chemicals - Diversified (0.0%)
Engelhard Corp. ....................            200               5,236
PPG Industries Inc. ................            200               9,766
                                                           ------------
                                                                 15,002
                                                           ------------
Chemicals - Speciality (0.0%)
Ecolab, Inc. .......................            150               5,277
International Flavors & Fragrances,
 Inc................................            160               4,562
                                                           ------------
                                                                  9,839
                                                           ------------

                                       See Notes to Portfolio of Investments. 11

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund I (Continued)
================================================================================

                                         Number Of            Market
                                          Shares              Value
                                       ------------        ------------
Communications Equipment (0.1%)
CIENA Corp. + ......................            320        $      5,203
Comverse Technology, Inc. + ........            390               7,336
Corning, Inc. ......................          1,350              10,881
JDS Uniphase Corp. + ...............          1,900              15,181
Lucent Technologies, Inc. ..........          3,620              24,254
Qualcomm Inc. + ....................          1,040              51,085
Scientific-Atlanta, Inc. ...........            220               4,591
                                                           ------------
                                                                118,531
                                                           ------------
Computers - Hardware (0.4%)
Apple Computer, Inc. + .............            320               5,619
Compaq Computer Corp. ..............          2,330              20,387
Dell Computer Corp. + ..............          6,360             152,513
Hewlett-Packard Co. ................          1,990              33,492
International Business Machines
 Corp...............................          2,280             246,400
NCR Corp. + ........................             90               3,190
Sun Microsystems, Inc. + ...........          3,620              36,743
                                                           ------------
                                                                498,344
                                                           ------------
Computers - Networking (0.1%)
Cisco Systems, Inc. + ..............          9,850             166,662
Network Appliance, Inc. + ..........            500               6,650
                                                           ------------
                                                                173,312
                                                           ------------
Computers - Peripherals (0.0%)
Lexmark International Group, Inc. +             100               4,475
                                                           ------------
Computers Software/services (0.4%)
Adobe Systems, Inc. ................            340               8,976
Autodesk, Inc. .....................            100               3,322
BMC Software, Inc. + ...............            330               4,973
Citrix Systems, Inc. + .............            210               4,914
Computer Associates International,
 Inc................................          1,440              44,525
Compuware Corp. + ..................            650               6,682
Intuit Inc. + ......................            280              11,262
Mercury Interactive Corp. + ........            120               2,858
Microsoft Corp. + ..................          5,170             300,635
Oracle Corp. + .....................          7,460             101,158
PeopleSoft, Inc. + .................            330               9,824
Unisys Corp. + .....................            440               3,929
VERITAS Software Corp. + ...........            390              11,068
Yahoo! Inc. + ......................            700               7,616
                                                           ------------
                                                                521,742
                                                           ------------
Construction (0.0%)
Vulcan Materials Co. ...............            100               4,157
                                                           ------------
Consumer Finance (0.1%)
Capital One Financial Corp. ........            420              17,350
Countrywide Credit Industries, Inc.             120               4,792
Household International, Inc. ......            620              32,426
MBNA Corp. .........................          1,160              32,027
Providian Financial Corp. ..........            410               1,595
                                                           ------------
                                                                 88,190
                                                           ------------
Containers - Metal & Glass (0.0%)
Ball Corp. .........................             40               2,462
                                                           ------------
Containers/packaging - Paper (0.0%)
Bemis Co., Inc. ....................             50               2,163
Pactiv Corp. + .....................            210               3,402
Temple-Inland Inc. .................             40               2,000
                                                           ------------
                                                                  7,565
                                                           ------------
Distributors - Food & Health (0.1%)
Cardinal Health, Inc. ..............            620              41,608
McKesson HBOC, Inc. ................            300              11,097
Supervalu, Inc. ....................            220               4,695
Sysco Corp. ........................            880              21,217
                                                           ------------
                                                                 78,617
                                                           ------------
Electric Companies (0.4%)
Allegheny Energy, Inc. .............            240               8,772
Ameren Corp. .......................            320              12,832
American Electric Power Co., Inc. ..            420              17,598
Cinergy Corp. ......................            320               9,658
CMS Energy Corp. ...................            350               7,529
Consolidated Edison, Inc. ..........            390              15,401
Constellation Energy Group .........            370               8,277
Dominion Resources, Inc. ...........            349              21,331
DTE Energy Co. .....................            380              15,842
Duke Energy Corp. ..................          1,920              73,747
Edison International Inc. + ........            420               5,968
Entergy Corp. ......................            540              20,979
Exelon Corp. .......................            410              17,249
FirstEnergy Corp. ..................            570              19,642
FPL Group, Inc. ....................            440              23,364
GPU, Inc. ..........................            310              12,291
Mirant Corp. + .....................            435              11,310
PG&E Corp. .........................            400               7,224
Pinnacle West Capital Corp. ........            200               8,430
PPL Corp. ..........................            350              11,952
Progress Energy, Inc. ..............            540              22,772
Public Service Enterprise Group,
 Inc................................            260              10,234
Reliant Energy Inc. ................            680              19,006
Southern Co. .......................          1,460              34,894
TECO Energy, Inc. ..................            200               5,150
TXU Corp. ..........................            650              29,796
Xcel Energy, Inc. ..................            730              20,644
                                                           ------------
                                                                471,892
                                                           ------------
Electrical Equipment (0.4%)
Cooper Industries, Inc. ............            130               5,031
Emerson Electric Co. ...............            570              27,942
General Electric Co. ...............         13,020             474,058
Molex, Inc. ........................            280               8,100
Rockwell International Corp. .......            200               2,756
Sanmina Corp. + ....................            330               4,996
                                                           ------------
                                                                522,883
                                                           ------------
Electronics - Component Dist. (0.0%)
Grainger (W.W.), Inc. ..............            140               6,062
                                                           ------------
Electronics - Defense (0.0%)
Raytheon Co. .......................            390              12,578
                                                           ------------

12 See Notes to Portfolio of Investments.

================================================================================

                                          Number of             Market
                                           Shares               Value
                                          ---------          ----------
Electronics - Instruments (0.0%)
Agilent Technologies, Inc. + ...........      1,150          $   25,611
PerkinElmer, Inc. ......................        100               2,691
Tektronix, Inc. + ......................        110               2,167
                                                             ----------
                                                                 30,469
                                                             ----------
Electronics - Semiconductors (0.2%)
Altera Corp. + .........................        500              10,100
Analog Devices, Inc. + .................        380              14,440
Broadcom Corp. - Class A + .............        340              11,699
Intel Corp. ............................      6,450             157,509
Linear Technology Corp. ................        460              17,848
LSI Logic Corp. + ......................        520               8,814
Maxim Integrated Products, Inc. + ......        440              20,130
National Semiconductor Corp. + .........        250               6,495
PMC Sierra Inc. + ......................        190               3,084
Xilinx, Inc. + .........................        400              12,168
                                                             ----------
                                                                262,287
                                                             ----------
Engineering & Construction (0.0%)
Fluor Corp. ............................        120               4,466
                                                             ----------
Entertainment (0.3%)
AOL Time Warner Inc. + .................      5,870             183,203
Viacom, Inc. - Class B + ...............      2,472              90,253
Walt Disney Co. (The) ..................      2,780              51,680
                                                             ----------
                                                                325,136
                                                             ----------
Equipment - Semiconductors (0.0%)
Applied Materials, Inc. + ..............        820              27,970
KLA-Tencor Corp. + .....................        200               8,172
Novellus Systems, Inc. + ...............        100               3,303
                                                             ----------
                                                                 39,445
                                                             ----------
Financial - Diversified (0.6%)
Ambac Financial Group, Inc. ............        130               6,240
American Express Co. ...................      1,800              52,974
Citigroup Inc. .........................      6,660             303,163
Fannie Mae .............................      2,460             199,162
Freddie Mac ............................      1,670             113,260
J.P. Morgan Chase & Co. ................      2,580              91,229
Moody's Corp. ..........................        420              14,582
State Street Corp. .....................        430              19,582
USA Education Inc. .....................        320              26,099
                                                             ----------
                                                                826,291
                                                             ----------
Foods (0.2%)
Campbell Soup Co. ......................        880              24,851
ConAgra Foods, Inc. ....................        860              19,694
General Mills, Inc. ....................        380              17,450
Heinz (H.J.) Co. .......................        550              23,342
Hershey Foods Corp. ....................        140               8,922
Kellogg Co. ............................        860              26,230
Ralston Purina Group ...................        480              15,739
Sara Lee Corp. .........................      1,640              36,556
Unilever NV ............................        800              41,584
Wrigley (Wm.) Jr. Co. ..................        240              12,012
                                                             ----------
                                                                226,380
                                                             ----------
Footwear (0.0%)
NIKE, Inc. - Class B ...................        340          $   16,783
Reebok International Ltd. + ............         70               1,453
                                                             ----------
                                                                 18,236
                                                             ----------
Gaming, Lottery, & Pari-mutuel (0.0%)
Harrah's Entertainment, Inc. + .........        160               4,661
International Game Technology + ........        120               6,126
                                                             ----------
                                                                 10,787
                                                             ----------
Gold/precious Metals Mining (0.0%)
Barrick Gold Corp. .....................        440               6,860
Newmont Mining Corp. ...................        240               5,568
Placer Dome, Inc. ......................        350               3,993
                                                             ----------
                                                                 16,421
                                                             ----------
Hardware & Tools (0.0%)
Black & Decker Corp. ...................        100               3,309
Stanley Works (The) ....................        110               4,215
                                                             ----------
                                                                  7,524
                                                             ----------
Health Care - Diversified (0.4%)
Abbott Laboratories ....................      2,020             107,020
Bristol-Myers Squibb Co. ...............      2,570             137,366
Johnson & Johnson ......................      5,799             335,820
                                                             ----------
                                                                580,206
                                                             ----------
Health Care - Drugs (0.0%)
King Pharmaceuticals, Inc. + ...........        246               9,592
                                                             ----------
Health Care - Drugs/pharmaceuticals (0.7%)
Allergan, Inc. .........................        130               9,333
Eli Lilly & Co. ........................      1,470             112,455
Forest Laboratories, Inc. - Class A +...        230              17,107
Merck & Co., Inc. ......................      3,070             195,897
Pfizer, Inc. ...........................     12,060             505,314
Pharmacia Corp. ........................      1,717              69,573
Schering-Plough Corp. ..................      1,370              50,936
                                                             ----------
                                                                960,615
                                                             ----------
Health Care - Hospital Management (0.1%)
HCA Inc. ...............................        710              28,159
Tenet Healthcare Corp. + ...............        700              40,264
                                                             ----------
                                                                 68,423
                                                             ----------
Health Care - Long Term Care (0.0%)
Manor Care, Inc. + .....................        180               4,205
                                                             ----------
Health Care - Managed Care (0.1%)
CIGNA Corp. ............................        240              17,496
Humana, Inc. + .........................        200               2,310
UnitedHealth Group Inc. ................        820              53,915
Wellpoint Health Networks, Inc. + ......        160              17,854
                                                             ----------
                                                                 91,575
                                                             ----------
Health Care - Medical Products/supplies (0.2%)
AmerisourceBergen Corp. + ..............        180              11,441
Bard (C.R.) Inc. .......................         90               4,941
Bausch & Lomb, Inc. ....................         70               2,279
Baxter International, Inc. .............        850              41,114
Becton, Dickinson & Co. ................        280              10,024
Biomet, Inc. ...........................        545              16,623

                                       See Notes to Portfolio of Investments. 13

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund I (Continued)
--------------------------------------------------------------------------------

                                        Number of              Market
                                         Shares                Value
                                        ---------            ----------
Health Care - Medical Products/Supplies (continued)
Boston Scientific Corp. + ..........            500          $   11,370
Guidant Corp. + ....................            320              13,283
Medtronic, Inc......................          1,640              66,092
St. Jude Medical, Inc. + ...........            140               9,940
Stryker Corp........................            200              11,248
Zimmer Holdings, Inc. + ............            220               6,800
                                                            -----------
                                                                205,155
                                                            -----------
Health Care - Special Services (0.0%)
Healthsouth Corp. + ................            500               6,510
                                                            -----------
Homebuilding (0.0%)
Centex Corp.........................             80               3,061
KB Home.............................             40               1,182
Pulte Homes, Inc....................             70               2,275
                                                            -----------
                                                                  6,518
                                                            -----------
Household Furnishings & Appliances (0.0%)
Leggett & Platt, Inc................            260               5,634
Maytag Corp.........................            120               3,346
Whirlpool Corp......................            110               6,492
                                                            -----------
                                                                 15,472
                                                            -----------
Household Products - Non-Durable (0.2%)
Clorox Co...........................            330              11,781
Colgate-Palmolive Co................            790              45,441
Kimberly-Clark Corp.................            510              28,310
Procter & Gamble Co.................          1,690             124,688
                                                            -----------
                                                                210,220
                                                            -----------
Housewares (0.0%)
Fortune Brands, Inc.................            200               7,370
Newell Rubbermaid Inc...............            270               7,463
Tupperware Corp.....................             50               1,019
                                                            -----------
                                                                 15,852
                                                            -----------
Insurance - Life/Health (0.1%)
AFLAC, Inc. ........................          1,310              32,043
Jefferson-Pilot Corp. ..............            250              10,337
John Hancock Financial Services,
 Inc................................            350              11,928
Lincoln National Corp. .............            200               8,470
MetLife, Inc. ......................          1,000              26,900
Torchmark Corp. ....................            170               6,295
UnumProvident Corp. ................            620              13,907
                                                            -----------
                                                                109,880
                                                            -----------
Insurance - Multi-Line (0.2%)
American International Group, Inc...          2,524             198,386
Hartford Financial Services Group,
 Inc................................            260              14,040
Loews Corp. ........................            200              10,160
                                                            -----------
                                                                222,586
                                                            -----------
Insurance - Property/Casualty (0.1%)
Allstate Corp. (The)................          1,010              31,694
Chubb Corp..........................            190              12,977
Cincinnati Financial Corp...........            360              13,392
MBIA, Inc...........................            370              17,042
MGIC Investment Corp................            140               7,243
Progressive Corp....................            190         $    26,355
SAFECO Corp.........................            150               4,626
St. Paul Co., Inc...................            240              11,016
XL Capital Ltd......................            130              11,292
                                                            -----------
                                                                135,637
                                                            -----------
Insurance Brokers (0.0%)
Aon Corp............................            290              11,032
Marsh & McLennan Co., Inc...........            260              25,155
                                                            -----------
                                                                 36,187
                                                            -----------
Investment Banking/Brokerage (0.1%)
Bear Stearns Co., Inc. (The)........            230              12,420
Lehman Brothers Holdings Inc........            480              29,981
Merrill Lynch & Co., Inc............          1,640              71,684
                                                            -----------
                                                                114,085
                                                            -----------
Investment Management (0.0%)
Franklin Resources, Inc.............            300               9,630
T. Rowe Price Group Inc.............            260               7,218
Stilwell Financial, Inc.............            450               9,049
                                                            -----------
                                                                 25,897
                                                            -----------
Leisure Time - Products (0.0%)
Brunswick Corp. ....................            150               2,684
Harley-Davidson, Inc................            480              21,725
Mattel, Inc.........................            680              12,872
                                                            -----------
                                                                 37,281
                                                            -----------
Lodging - Hotels (0.0%)
Carnival Corp.......................          1,190              25,918
Hilton Hotels Corp..................            560               4,794
Marriott International, Inc. .......            380              11,906
Starwood Hotels & Resorts Worldwide,
 Inc................................            210               4,628
                                                            -----------
                                                                 47,246
                                                            -----------
Machinery - Diversified (0.0%)
Caterpillar, Inc. ..................            320              14,310
Deere & Co..........................            220               8,138
Dover Corp..........................            360              11,862
Ingersoll-Rand Co...................            300              11,190
                                                            -----------
                                                                 45,500
                                                            -----------
Manufacturing - Diversified (0.3%)
Crane Co............................             70               1,434
Danaher Corp........................            240              13,377
Eaton Corp..........................            120               7,853
Honeywell International Inc.........          1,090              32,209
Illinois Tool Works, Inc............            390              22,308
ITT Industries, Inc.................            110               5,290
Johnson Controls, Inc...............            140              10,125
Minnesota Mining and Manufacturing
 Co. (3M) ..........................            560              58,453
National Service Industries, Inc....             50                 887
Parker-Hannifin Corp................            120               4,308
Textron, Inc........................            150               4,747
Thermo Electron Corp. + ............            220               4,651
Tyco International Ltd..............          4,730             232,432

14 See Notes to Portfolio of Investments.

================================================================================

                                        Number of             Market
                                         Shares               Value
                                      -------------       -------------
Manufacturing - Diversified (continued)
United Technologies Corp. .................     530       $      28,562
                                                          -------------
                                                                426,636
                                                          -------------
Manufacturing - Specialized (0.0%)
Avery Dennison Corp. ......................     130               6,019
                                                          -------------
Metals Mining (0.0%)
Freeport-McMoRan Copper & Gold, Inc. +.....     240               2,664
Inco Ltd. + ...............................     300               4,092
                                                                  6,756
                                                          -------------
Natural Gas - Distribution - Pipe Line (0.1%)
El Paso Corp. .............................     713              34,980
Enron Corp. ...............................   1,580              21,962
KeySpan Energy Corp. ......................     190               6,304
Kinder Morgan, Inc. .......................     130               6,452
NICOR, Inc. ...............................      80               3,111
NiSource Inc. .............................     330               7,838
Peoples Energy Corp. ......................      30               1,149
Sempra Energy .............................     520              12,168
Williams Co.'s, Inc. (The) ................     590              17,033
                                                          -------------
                                                                110,997
                                                          -------------
Office Equipment & Supplies (0.0%)
Pitney Bowes, Inc. ........................     270               9,898
                                                          -------------
Oil & Gas - Drilling & Equipment (0.0%)
Baker Hughes Inc. .........................     360              12,899
Halliburton Co. ...........................     460              11,357
Noble Drilling Corp. + ....................     220               6,721
Rowan Co., Inc. + .........................      70               1,182
Transocean Sedco Forex Inc. ...............     480              14,472
                                                          -------------
                                                                 46,631
                                                          -------------
Oil & Gas - Exploration/production (0.1%)
Anadarko Petroleum Corp. ..................     527              30,065
Apache Corp. ..............................     130               6,708
Burlington Resources, Inc. ................     520              19,370
Devon Energy Corp. ........................     220               8,426
EOG Resources, Inc. .......................     150               5,306
Kerr-McGee Corp. ..........................     110               6,336
Unocal Corp. ..............................     270               8,694
                                                          -------------
                                                                 84,905
                                                          -------------
Oil & Gas - Refining & Marketing (0.0%)
Ashland Oil Inc. ..........................     120               4,831
Sunoco, Inc. ..............................     120               4,492
                                                          -------------
                                                                  9,323
                                                          -------------
Oil - Domestic Integrated (0.3%)
Amerada Hess Corp. ........................     120               7,050
ChevronTexaco Corp. .......................   2,588             229,168
Conoco Inc. ...............................   1,310              33,667
Occidental Petroleum Corp. ................     520              13,166
Phillips Petroleum Co. ....................     972              52,887
USX-Marathon Group ........................     760              20,968
                                                          -------------
                                                                356,906
                                                          -------------
Oil - International Integrated (0.4%)
Exxon Mobil Corp. .........................   9,140             360,573

Royal Dutch Petroleum Co. .................   2,860       $     144,459
                                                          -------------
                                                                505,032
                                                          -------------
Paper & Forest Products (0.1%)
Boise Cascade Corp. .......................     100               2,856
Georgia-Pacific Corp. .....................     250               6,940
International Paper Co. ...................     660              23,628
Mead Corp. ................................     200               5,368
Westvaco Corp. ............................     120               2,946
Weyerhaeuser Co. ..........................     230              11,479
Willamette Industries, Inc. ...............     110               5,154
                                                          -------------
                                                                 58,371
                                                          -------------
Personal Care (0.1%)
Alberto-Culver Co. - Class B ..............      70               2,958
Avon Products, Inc. .......................     260              12,176
Gillette Co. ..............................   1,450              45,080
                                                          -------------
                                                                 60,214
                                                          -------------
Photography/Imaging (0.0%)
Eastman Kodak Co. .........................     320               8,182
Xerox Corp. ...............................   1,120               7,840
                                                          -------------
                                                                 16,022
                                                          -------------
Publishing (0.0%)
McGraw-Hill Co., Inc. (The) ...............     210              11,042
                                                          -------------
Publishing - Newspapers (0.0%)
Dow Jones & Co., Inc. .....................     100               4,500
Gannett Co., Inc. .........................     340              21,488
New York Times Co. ........................     170               7,013
Tribune Co. ...............................     340              10,268
                                                          -------------
                                                                 43,269
                                                          -------------
Railroads (0.0%)
Burlington Northern Santa Fe Corp. ........     410              11,017
CSX Corp. .................................     230               7,751
Norfolk Southern Corp. ....................     540               9,045
Union Pacific Corp. .......................     270              14,042
                                                          -------------
                                                                 41,855
                                                          -------------
REIT Diversified (0.0%)
Equity Office Properties Trust ............     560              15,960
                                                          -------------
Restaurants (0.1%)
Darden Restaurants, Inc. ..................     110               3,522
McDonald's Corp. ..........................   1,850              48,229
Starbucks Corp. + .........................     600              10,272
Tricon Global Restaurants, Inc. + .........     150               7,589
Wendy's International, Inc. ...............     170               4,471
                                                          -------------
                                                                 74,083
                                                          -------------
Retail - Building Supplies (0.1%)
Home Depot, Inc. ..........................   3,180             121,571
Lowe's Co., Inc. ..........................     860              29,326
Sherwin-Williams Co. ......................     210               5,116
                                                          -------------
                                                                156,013
                                                          -------------
Retail - Computers & Electronics (0.0%)
Best Buy Co., Inc. + ......................     220              12,078

                                      See Notes to Portfolio of Investments.  15

Principal Protection Funds
Portfolio Of Investments - October 31, 2001
Principal Protection Fund I (continued)
================================================================================

                                            Number of        Market
                                             Shares          Value
                                            ---------     -------------
Retail - Computers & Electronics (continued)
RadioShack Corp. ...........................    360               8,996
                                                          -------------
                                                                 21,074
                                                          -------------
Retail - Department Stores (0.0%)
Federated Department Stores, Inc. +.........    270               8,637
J.C. Penney Co., Inc. ......................    450               9,774
Kohl's Corp. + .............................    380              21,132
May Department Stores Co. ..................    320              10,064
                                                          -------------
                                                                 49,607
                                                          -------------
Retail - General Merchandise Chains (0.3%)
Costco Wholesale Corp. + ...................    480              18,159
Sears, Roebuck & Co. .......................    360              13,957
Wal-Mart Stores, Inc. ......................  5,850             300,690
                                                          -------------
                                                                332,806
                                                          -------------
Retail - Speciality (0.0%)
AutoZone, Inc. + ...........................    270              15,803
Bed Bath & Beyond, Inc. + ..................    320               8,019
Office Depot, Inc. + .......................    690               9,384
Staples, Inc. + ............................    470               6,853
                                                          -------------
                                                                 40,059
                                                          -------------
Retail Speciality - Apparel (0.0%)
Gap, Inc. (The) ............................    910              11,894
Limited, Inc. (The) ........................    400               4,460
TJX Companies, Inc. ........................    310              10,478
                                                          -------------
                                                                 26,832
                                                          -------------
Retail Stores - Drug Store (0.0%)
CVS Corp. ..................................    440              10,516
                                                          -------------
Retail Stores - Food Chains (0.1%)
Albertson's, Inc. ..........................    620              19,784
Kroger Co. (The) + .........................  1,090              26,661
Safeway, Inc. + ............................    750              31,238
                                                          -------------
                                                                 77,683
                                                          -------------
Savings & Loan Companies (0.1%)
Charter One Financial, Inc. ................    309               8,420
Golden West Financial Corp. ................    310              15,066
Washington Mutual Financial Corp. ..........  2,270              68,532
                                                          -------------
                                                                 92,018
                                                          -------------
Services - Advertising/marketing (0.0%)
Interpublic Group of Co.'s, Inc. ...........    340               7,633
Omnicom Group, Inc. ........................    200              15,356
TMP Worldwide Inc. + .......................    120               3,582
                                                          -------------
                                                                 26,571
                                                          -------------
Services - Commercial & Consumer (0.0%)
Cintas Corp. ...............................    200               8,084
Convergys Corp. + ..........................    200               5,620
H&R Block, Inc. ............................    290               9,883
IMS Health, Inc. ...........................    480              10,258
                                                          -------------
                                                                 33,845
                                                          -------------
Services - Computer Systems (0.0%)
Computer Sciences Corp. + ..................    160               5,746
Electronic Data Systems Corp. ..............    650              41,840

Services - Computer Systems (Continued)
Sabre Holdings Corp. + .....................    220               5,786
                                                          -------------
                                                                 53,372
                                                          -------------
Services - Data Processing (0.1%)
Automatic Data Processing, Inc. ............    800              41,328
Concord EFS, Inc. + ........................    500              13,685
Equifax, Inc. ..............................    140               3,130
First Data Corp. ...........................    530              35,812
Fiserv, Inc. + .............................    430              15,992
Paychex, Inc. ..............................    360              11,542
                                                          -------------
                                                                121,489
                                                          -------------
Services - Employment (0.0%)
Robert Half International, Inc. + ..........    260               5,364
                                                          -------------
Speciality Printing (0.0%)
Deluxe Corp. ...............................     90               3,150
RR Donnelley & Sons Co. ....................    210               5,355
                                                          -------------
                                                                  8,505
                                                          -------------
Steel (0.0%)
Allegheny Technologies Inc. ................    100               1,480
Nucor Corp. ................................    170               7,021
                                                          -------------
                                                                  8,501
                                                          -------------
Telephone (0.3%)
ALLTEL Corp. ...............................    780              44,569
BellSouth Corp. ............................  1,790              66,230
CenturyTel, Inc. ...........................    160               5,056
SBC Communications, Inc. ...................  3,180             121,190
Verizon Communications .....................  3,570             177,822
                                                          -------------
                                                                414,867
                                                          -------------
Telephone Long Distance (0.1%)
AT&T Corp. .................................  4,600              70,150
Sprint Corp. ...............................  1,210              24,200
                                                          -------------
                                                                 94,350
                                                          -------------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc. ........................     50               2,275
VF Corp. ...................................    160               5,315
                                                          -------------
                                                                  7,590
                                                          -------------
Tobacco (0.1%)
Philip Morris Co. Inc. .....................  2,950             138,060
UST, Inc. ..................................    380              12,772
                                                          -------------
                                                                150,832
                                                          -------------
Truckers (0.0%)
Ryder System, Inc. .........................     80               1,496
                                                          -------------
Trucks & Parts (0.0%)
PACCAR, Inc. ...............................     80               4,226
                                                          -------------
Waste Management (0.0%)
Allied Waste Industries, Inc. + ............    170               1,686
Waste Management, Inc. .....................    860              21,070
                                                          -------------
                                                                 22,756
                                                          -------------
Total Common Stocks
 (Cost $11,766,913)                                          12,588,715
                                                          -------------

16  See Notes to Portfolio of Investments.

================================================================================

                                        Principal        Market
                                         Amount          Value
                                      -------------   ------------
LONG-TERM BONDS AND NOTES (90.6%)
Fannie Mae Strip, Zero Coupon,
 07/15/04...........................  $   2,117,000   $  1,931,379
Federal National Mortgage Assoc.,
 Zero Coupon, 08/16/04 .............      8,133,000      7,388,343
Tennessee Valley Authority,
 Zero Coupon, 07/15/04..............      3,970,000      3,617,063
U.S. Treasury Strip, Zero Coupon,
 08/15/04...........................    116,500,000    107,423,485
                                                      ------------
Total Long-term Bonds and Notes
 (Cost $111,337,929)                                   120,360,270
                                                      ------------
Total Investments
 (Cost $123,104,842)(a)                                132,948,985
Other Assets Less Liabilities                              (58,749)
                                                      ------------
Total Net Assets                                      $132,890,236
                                                      ============

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $126,223,432. Unrealized gains and losses, based on identified tax cost at October 31, 2001, are as follows:

Unrealized gains...................................   $  7,390,508
Unrealized losses..................................       (664,955)
                                                      ------------
 Net unrealized gain...............................   $  6,725,553
                                                      ============

+  Non-income producing security.

REIT - Real Estate Investment Trust

Category per centages are based on net assets.

                                          See Notes to Financial Statements.  17

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund II
================================================================================

                                                 Number of           Market
                                                  Shares             Value
                                                -----------     -------------
COMMON STOCKS (4.5%)
Aerospace/Defense (0.1%)
B. F. Goodrich Co.............................         80        $      1,708
Boeing Co.....................................        420              13,692
General Dynamics Corp.........................        100               8,160
Lockheed Martin Corp..........................        240              11,705
Northrop Grumman Corp.........................         40               3,998
Rockwell Collins, Inc.........................        100               1,350
                                                                -------------
                                                                       40,613
                                                                -------------
Agriculture (0.0%)
Archer-Daniels-Midland Co.....................        352               4,903
                                                                -------------
Air Freight (0.0%)
FedEx Corp. +.................................        150               6,162
                                                                -------------
Airlines (0.0%)
Delta Air Lines, Inc..........................         80               1,829
Southwest Airlines Co.........................        420               6,678
                                                                -------------
                                                                        8,507
                                                                -------------
Aluminum (0.0%)
Alcan Aluminum Ltd............................        180               5,499
Alcoa Inc.....................................        408              13,166
                                                                       18,665
                                                                -------------
Auto Parts & Equipment (0.0%)
Cooper Tire & Rubber Co.......................         60                 792
Dana Corp.....................................         40                 430
Delphi Automotive Systems Corp................        380               4,412
Genuine Parts Co..............................        110               3,575
Goodyear Tire & Rubber Co. (The)..............        100               1,863
Snap-On, Inc..................................         30                 803
TRW, Inc......................................        110               3,717
Visteon Corp..................................        133               1,583
                                                                -------------
                                                                       17,175
                                                                -------------
Automobiles (0.0%)
Ford Motor Co.................................        930              14,926
General Motors Corp...........................        300              12,396
                                                                -------------
                                                                       27,322
                                                                -------------
Banks - Major Regional (0.2%)
AmSouth Bancorporation........................        200               3,458
Bank of New York Co., Inc.....................        370              12,584
Bank One Corp.................................        540              17,922
BB&T Corp.....................................        240               7,704
Comerica, Inc.................................        110               5,070
Fifth Third Bancorp...........................        268              15,120
Fleet Boston Financial Corp...................        528              17,350
Huntington Bancshares Inc.....................        140               2,160
KeyCorp.......................................        230               4,890
Mellon Financial Corp.........................        250               8,400
National City Corp............................        350               9,240
Northern Trust Corp...........................        110               5,554
PNC Financial Services Group..................        150               8,235
Regions Financial Corp........................        130               3,498
SouthTrust Corp...............................        200               4,532
Suntrust Banks, Inc...........................        160               9,578
Synovus Financial Corp........................        180               4,144
U.S. Bancorp..................................        888              15,789
Union Planters Corp...........................        120               4,860
Wells Fargo & Co..............................        800              31,600
Zions Bancorporation..........................         60               2,875
                                                                -------------
                                                                      194,563
                                                                -------------
Banks - Money Center (0.1%)
Bank of America Corp..........................        780              46,012
Wachovia Corp.................................        700              20,020
                                                                -------------
                                                                       66,032
                                                                -------------
Beverages - Alcoholic (0.0%)
Anheuser-Busch Co.'s, Inc.....................        440              18,330
Brown-Forman Corp.............................         50               2,972
Coors (Adolph) Co.............................         30               1,493
                                                                -------------
                                                                       22,795
                                                                -------------
Beverages - Non-Alcoholic (0.1%)
Coca-Cola Co..................................      1,220              58,414
Coca-Cola Enterprises Inc.....................        250               4,587
Pepsi Bottling Group, Inc.....................         90               4,183
PepsiCo, Inc..................................        870              42,378
                                                                -------------
                                                                      109,562
                                                                -------------
Biotechnology (0.1%)
Amgen, Inc. +.................................        500              28,410
Biogen, Inc. +................................         60               3,300
Chiron Corp. +................................         90               4,844
Immunex Corp. +...............................        240               5,734
MedImmune, Inc. +.............................        130               5,101
                                                                -------------
                                                                       47,389
                                                                -------------
Broadcasting - TV, Radio & Cable (0.0%)
Comcast Corp. - Class A Special +.............        470              16,845
Univision Communications, Inc. +..............         80               2,000
                                                                -------------
                                                                       18,845
                                                                -------------
Building Materials Group (0.0%)
Masco Corp....................................        250               4,958
                                                                -------------
Cellular/Wireless Telecommunications (0.0%)
AT&T Wireless Services Inc. +.................      1,275              18,411
                                                                -------------
Chemicals (0.0%)
Air Products and Chemicals, Inc...............        140               5,605
Du Pont (E.I.) de Nemours & Co................        510              20,395
Eastman Chemical Co...........................         70               2,402
Praxair, Inc..................................        100               4,718
Rohm & Haas Co................................         70               2,273
                                                                -------------
                                                                       35,393
                                                                -------------
Chemicals - Diversified (0.0%)
Engelhard Corp................................         90               2,356
PPG Industries Inc............................        110               5,371
                                                                -------------
                                                                        7,727
                                                                -------------
Chemicals - Speciality (0.0%)
Ecolab, Inc...................................         90               3,166

18   See Notes to Portfolio of Investments.

================================================================================
                                                 Number of           Market
                                                  Shares             Value
                                                -----------     -------------
Chemicals - Speciality (continued)
International Flavors & Fragrances,
 Inc........................................          100       $       2,851
                                                                        6,017
                                                                -------------
Communications Equipment (0.1%)
CIENA Corp. +...............................          130               2,114
Comverse Technology, Inc. +.................          110               2,069
Corning, Inc................................          480               3,869
JDS Uniphase Corp. +........................          700               5,593
Lucent Technologies, Inc....................        1,270               8,509
Qualcomm Inc. +.............................          350              17,192
                                                                -------------
                                                                       39,346
                                                                -------------
Computers - Hardware (0.2%)
Apple Computer, Inc. +......................          130               2,283
Compaq Computer Corp........................          920               8,050
Dell Computer Corp. +.......................        2,360              56,593
Hewlett-Packard Co..........................          710              11,949
International Business Machines Corp........          830              89,698
NCR Corp. +.................................           60               2,127
Sun Microsystems, Inc. +....................        1,420              14,413
                                                                -------------
                                                                      185,113
                                                                -------------
Computers - Networking (0.1%)
Cisco Systems, Inc. +.......................        3,590              60,743
Network Appliance, Inc. +...................          160               2,128
                                                                -------------
                                                                       62,871
                                                                -------------
Computers - Peripherals (0.0%)
Lexmark International Group, Inc. +.........           50               2,238
                                                                -------------
Computers Software/Services (0.2%)
Adobe Systems, Inc..........................           80               2,112
Autodesk, Inc...............................           40               1,329
BMC Software, Inc. +........................          130               1,959
Citrix Systems, Inc. +......................          100               2,340
Computer Associates International,
 Inc........................................          540              16,697
Compuware Corp. +...........................          320               3,289
Intuit Inc. +...............................          100               4,022
Mercury Interactive Corp. +.................           60               1,429
Microsoft Corp. +...........................        1,900             110,485
Oracle Corp. +..............................        2,800              37,968
PeopleSoft, Inc. +..........................          170               5,061
Unisys Corp. +..............................          230               2,054
VERITAS Software Corp. +....................          210               5,960
Yahoo! Inc. +...............................          400               4,352
                                                                -------------
                                                                      199,057
                                                                -------------
Construction (0.0%)
Vulcan Materials Co.........................           60               2,494
                                                                -------------
Consumer Finance (0.0%)
Capital One Financial Corp..................          170               7,023
Countrywide Credit Industries, Inc..........           50               1,996
Household International, Inc................          240              12,552
MBNA Corp...................................          410              11,320
Providian Financial Corp....................          190                 739
                                                                -------------
                                                                       33,630
                                                                -------------
Containers/Packaging - Paper (0.0%)
Bemis Co., Inc..............................           30      $        1,298
Pactiv Corp. +..............................          130               2,106
Temple-Inland Inc...........................           40               2,000
                                                                -------------
                                                                        5,404
                                                                -------------
Distributors - Food & Health (0.0%)
Cardinal Health, Inc........................          230              15,435
McKesson HBOC, Inc..........................          100               3,699
Supervalu, Inc..............................          120               2,561
Sysco Corp..................................          370               8,921
                                                                -------------
                                                                       30,616
                                                                -------------
Electric Companies (0.2%)
Allegheny Energy, Inc.......................           90               3,289
Ameren Corp.................................          110               4,411
American Electric Power Co., Inc............          160               6,704
Cinergy Corp................................          120               3,622
CMS Energy Corp.............................           80               1,721
Consolidated Edison, Inc....................          150               5,923
Constellation Energy Group..................          140               3,132
Dominion Resources, Inc.....................          134               8,190
DTE Energy Co...............................          130               5,420
Duke Energy Corp............................          720              27,655
Edison International Inc. +.................          170               2,416
Entergy Corp................................          190               7,381
Exelon Corp.................................          190               7,993
FirstEnergy Corp............................          190               6,547
FPL Group, Inc..............................          150               7,965
GPU, Inc....................................          110               4,361
Mirant Corp. +..............................          168               4,368
PG&E Corp...................................          200               3,612
Pinnacle West Capital Corp..................           70               2,951
PPL Corp....................................          120               4,098
Progress Energy, Inc........................          200               8,434
Public Service Enterprise Group, Inc........          100               3,936
Reliant Energy Inc..........................          260               7,267
Southern Co.................................          490              11,711
TECO Energy, Inc............................           80               2,060
TXU Corp....................................          240              11,002
Xcel Energy, Inc............................          245               6,929
                                                                -------------
                                                                      173,098
                                                                -------------
Electrical Equipment (0.2%)
Cooper Industries, Inc......................           50               1,935
Emerson Electric Co.........................          230              11,275
General Electric Co.........................        4,660             169,670
Molex, Inc..................................          120               3,472
Rockwell International Corp.................          100               1,378
Sanmina Corp. +.............................          170               2,574
                                                                -------------
                                                                      190,304
                                                                -------------
Electronics - Component Dist. (0.0%)
Grainger (W.W.), Inc........................           60               2,598
                                                                -------------
Electronics - Defense (0.0%)
Raytheon Co.................................          180               5,805
                                                                -------------

                                      See Notes to Portfolio of Investments.  19

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund II (continued)
================================================================================

                                                  Number of           Market
                                                   Shares             Value
                                                 ----------       -------------
Electronics - Instruments (0.0%)
Agilent Technologies, Inc. + ................           420       $       9,353
PerkinElmer, Inc. ...........................            60               1,615
Tektronix, Inc. + ...........................            70               1,379
                                                                  -------------
                                                                         12,347
                                                                  -------------
Electronics - Semiconductors (0.1%)
Altera Corp. + ..............................           130               2,626
Analog Devices, Inc. + ......................           180               6,840
Broadcom Corp. - Class A + ..................           140               4,817
Intel Corp. .................................         2,420              59,096
Linear Technology Corp. .....................           190               7,372
LSI Logic Corp. + ...........................           250               4,238
Maxim Integrated Products, Inc. + ...........           170               7,777
National Semiconductor Corp. + ..............            60               1,559
PMC Sierra Inc. + ...........................            90               1,461
Xilinx, Inc. + ..............................           200               6,084
                                                                  -------------
                                                                        101,870
                                                                  -------------
Engineering & Construction (0.0%)
Fluor Corp. .................................            50               1,861
                                                                  -------------
Entertainment (0.1%)
AOL Time Warner Inc. + ......................         2,160              67,414
Viacom, Inc. - Class B + ....................           850              31,033
Walt Disney Co. (The) .......................         1,040              19,334
                                                                  -------------
                                                                        117,781
                                                                  -------------
Equipment - Semiconductors (0.0%)
Applied Materials, Inc. + ...................           290               9,892
KLA-Tencor Corp. + ..........................            80               3,269
Novellus Systems, Inc. + ....................           100               3,303
                                                                  -------------
                                                                         16,464
                                                                  -------------
Financial - Diversified (0.3%)
Ambac Financial Group, Inc. .................            50               2,400
American Express Co. ........................           650              19,129
Citigroup Inc. ..............................         2,396             109,066
Fannie Mae ..................................           910              73,673
Freddie Mac .................................           630              42,727
J.P. Morgan Chase & Co. .....................           920              32,531
Moody's Corp. ...............................           130               4,514
State Street Corp. ..........................           170               7,742
USA Education Inc. ..........................           120               9,787
                                                                  -------------
                                                                        301,569
                                                                  -------------
Foods (0.1%)
Campbell Soup Co. ...........................           320               9,037
ConAgra Foods, Inc. .........................           260               5,954
General Mills, Inc. .........................           140               6,429
Heinz (H.J.) Co. ............................           180               7,639
Hershey Foods Corp. .........................            90               5,736
Kellogg Co. .................................           330              10,065
Ralston Purina Group ........................           170               5,574
Sara Lee Corp. ..............................           570              12,705
Unilever NV .................................           270              14,035
Wrigley (Wm.) Jr. Co. .......................           140               7,007
                                                                  -------------
                                                                         84,181
                                                                  -------------
Footwear (0.0%)
NIKE, Inc. - Class B ........................           140       $       6,910
                                                                  -------------
Gaming, Lottery, & Pari-Mutuel (0.0%)
Harrah's Entertainment, Inc. + ..............            70               2,039
International Game Technology + .............            50               2,553
                                                                  -------------
                                                                          4,592
                                                                  -------------
Gold/Precious Metals Mining (0.0%)
Barrick Gold Corp. ..........................           260               4,053
Newmont Mining Corp. ........................           100               2,320
Placer Dome, Inc. ...........................           210               2,396
                                                                  -------------
                                                                          8,769
                                                                  -------------
Hardware & Tools (0.0%)
Black & Decker Corp. ........................            70               2,316
Stanley Works (The) .........................            40               1,533
                                                                  -------------
                                                                          3,849
                                                                  -------------
Health Care - Diversified (0.2%)
Abbott Laboratories .........................           760              40,265
Bristol-Myers Squibb Co. ....................           950              50,777
Johnson & Johnson ...........................         2,167             125,491
                                                                  -------------
                                                                        216,533
                                                                  -------------
Health Care - Drugs (0.0%)
King Pharmaceuticals, Inc. + ................           150               5,848
                                                                  -------------
Health Care - Drugs/Pharmaceuticals (0.4%)
Allergan, Inc. ..............................            80               5,743
Eli Lilly & Co. .............................           550              42,075
Forest Laboratories, Inc. - Class A +........            90               6,694
Merck & Co., Inc. ...........................         1,130              72,105
Pfizer, Inc. ................................         4,505             188,760
Pharmacia Corp. .............................           640              25,933
Schering-Plough Corp. .......................           510              18,962
                                                                  -------------
                                                                        360,272
                                                                  -------------
Health Care - Hospital Management (0.0%)
HCA Inc. ....................................           300              11,898
Tenet Healthcare Corp. + ....................           160               9,203
                                                                  -------------
                                                                         21,101
                                                                  -------------
Health Care - Long Term Care (0.0%)
Manor Care, Inc. + ..........................            70               1,635
                                                                  -------------
Health Care - Managed Care (0.0%)
CIGNA Corp. .................................            80               5,832
Humana, Inc. + ..............................           120               1,386
UnitedHealth Group Inc. .....................           290              19,067
Wellpoint Health Networks, Inc. + ...........            50               5,580
                                                                  -------------
                                                                         31,865
                                                                  -------------
Health Care - Medical Products/Supplies (0.1%)
AmerisourceBergen Corp. + ...................            60               3,814
Bard (C.R.) Inc. ............................            40               2,196
Baxter International, Inc. ..................           300              14,511
Becton, Dickinson & Co. .....................           170               6,086
Biomet, Inc. ................................           150               4,575
Boston Scientific Corp. + ...................           240               5,458
Guidant Corp. + .............................           160               6,641
Medtronic, Inc. .............................           590              23,777

20  See Notes to Portfolio of Investments.

================================================================================
                                                Number of             Market
                                                 Shares               Value
                                                ---------         -------------
Health Care - Medical Products/Supplies
  (continued)
St. Jude Medical, Inc. + ....................            50       $       3,550
Stryker Corp. ...............................           120               6,749
Zimmer Holdings, Inc. + .....................           130               4,018
                                                                  -------------
                                                                         81,375
                                                                  -------------
Health Care - Special Services (0.0%)
Healthsouth Corp. + .........................           290               3,776
                                                                  -------------
Homebuilding (0.0%)
Centex Corp. ................................            40               1,530
KB Home .....................................            30                 887
Pulte Homes, Inc. ...........................            40               1,300
                                                                  -------------
                                                                          3,717
                                                                  -------------
Household Furnishings & Appliances (0.0%)
Leggett & Platt, Inc. .......................           130               2,817
Maytag Corp. ................................            50               1,394
Whirlpool Corp. .............................            30               1,771
                                                                  -------------
                                                                          5,982
                                                                  -------------
Household Products - Non-Durable (0.1%)
Clorox Co. ..................................           120               4,284
Colgate-Palmolive Co. .......................           280              16,106
Kimberly-Clark Corp. ........................           200              11,102
Procter & Gamble Co. ........................           650              47,957
                                                                  -------------
                                                                         79,449
                                                                  -------------
Housewares (0.0%)
Fortune Brands, Inc. ........................           100               3,685
Newell Rubbermaid Inc. ......................           160               4,422
Tupperware Corp. ............................            30                 612
                                                                  -------------
                                                                          8,719
                                                                  -------------
Insurance - Life/Health (0.1%)
AFLAC, Inc. .................................           460              11,251
Jefferson-Pilot Corp. .......................           100               4,135
John Hancock Financial Services, Inc.........           180               6,134
Lincoln National Corp. ......................           120               5,082
MetLife, Inc. ...............................           400              10,760
Torchmark Corp. .............................            60               2,222
UnumProvident Corp. .........................           190               4,262
                                                                  -------------
                                                                         43,846
                                                                  -------------
Insurance - Multi-Line (0.1%)
American International Group, Inc. ..........           927              72,862
Hartford Financial Services Group, Inc.......           120               6,480
Loews Corp. .................................           120               6,096
                                                                  -------------
                                                                         85,438
                                                                  -------------
Insurance - Property/Casualty (0.1%)
Allstate Corp. (The) ........................           400              12,552
Chubb Corp. .................................            80               5,464
Cincinnati Financial Corp. ..................           110               4,092
MBIA, Inc. ..................................           135               6,218
MGIC Investment Corp. .......................            70               3,622
Progressive Corp. ...........................            70               9,710
SAFECO Corp. ................................            90               2,775
St. Paul Co., Inc. ..........................            80               3,672
XL Capital Ltd. .............................            70               6,080
                                                                  -------------
                                                                         54,185
                                                                  -------------
Insurance Brokers (0.0%)
Aon Corp. ...................................           130               4,945
Marsh & McLennan Co., Inc. ..................           100               9,675
                                                                  -------------
                                                                         14,620
                                                                  -------------
Investment Banking/Brokerage (0.0%)
Bear Stearns Co., Inc. (The) ................            90               4,860
Merrill Lynch & Co., Inc. ...................           630              27,537
                                                                  -------------
                                                                         32,397
                                                                  -------------
Investment Management (0.0%)
Franklin Resources, Inc. ....................           140               4,494
Stilwell Financial, Inc. ....................           200               4,022
T. Rowe Price Group Inc. ....................           100               2,776
                                                                  -------------
                                                                         11,292
                                                                  -------------
Leisure Time - Products (0.0%)
Brunswick Corp. .............................           100               1,789
Harley-Davidson, Inc. .......................           150               6,789
Mattel, Inc. ................................           220               4,165
                                                                  -------------
                                                                         12,743
                                                                  -------------
Lodging - Hotels (0.0%)
Carnival Corp. ..............................           460              10,019
Hilton Hotels Corp. .........................           170               1,455
Marriott International, Inc. ................           130               4,073
Starwood Hotels & Resorts Worldwide, Inc.....           160               3,526
                                                                  -------------
                                                                         19,073
                                                                  -------------
Machinery - Diversified (0.0%)
Caterpillar, Inc. ...........................           120               5,366
Deere & Co. .................................           130               4,809
Dover Corp. .................................           100               3,295
Ingersoll-Rand Co. ..........................           110               4,103
                                                                  -------------
                                                                         17,573
                                                                  -------------
Manufacturing - Diversified (0.1%)
Crane Co. ...................................            30                 614
Danaher Corp. ...............................            90               5,017
Eaton Corp. .................................            60               3,926
Honeywell International Inc. ................           430              12,706
Illinois Tool Works, Inc. ...................           160               9,152
ITT Industries, Inc. ........................            70               3,366
Johnson Controls, Inc. ......................            50               3,616
Minnesota Mining and Manufacturing Co. (3M) .           200              20,876
National Service Industries, Inc. ...........            30                 532
Parker-Hannifin Corp. .......................            50               1,795
Textron, Inc. ...............................            90               2,849
Thermo Electron Corp. + .....................            90               1,903
Tyco International Ltd. .....................           904              44,423
United Technologies Corp. ...................           210              11,317
                                                                  -------------
                                                                        122,092
                                                                  -------------
Manufacturing - Specialized (0.0%)
Avery Dennison Corp. ........................            60               2,778
                                                                  -------------

                                      See Notes to Portfolio of Investments.  21

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund II (continued)
================================================================================

                                                  Number of           Market
                                                   Shares             Value
                                                  ---------       -------------
Metals Mining (0.0%)
Inco Ltd. + ...................................         140       $       1,910
                                                                  -------------
Natural Gas - Distribution - Pipe Line (0.1%)
El Paso Corp. .................................         251              12,314
Enron Corp. ...................................         380               5,282
KeySpan Energy Corp. ..........................         110               3,650
Kinder Morgan, Inc. ...........................          60               2,978
NICOR, Inc. ...................................          30               1,166
NiSource Inc. .................................         200               4,750
Peoples Energy Corp. ..........................          20                 766
Sempra Energy .................................         200               4,680
Williams Co.'s, Inc. (The) ....................         270               7,795
                                                                  -------------
                                                                         43,381
                                                                  -------------
Office Equipment & Supplies (0.0%)
Pitney Bowes, Inc. ............................         160               5,866
                                                                  -------------
Oil & Gas - Drilling & Equipment (0.0%)
Baker Hughes Inc. .............................         200               7,166
Halliburton Co. ...............................         150               3,704
Noble Drilling Corp. + ........................          80               2,444
Rowan Co., Inc. + .............................          40                 676
Transocean Sedco Forex Inc. ...................         190               5,728
                                                                  -------------
                                                                         19,718
                                                                  -------------
Oil & Gas - Exploration/Production (0.0%)
Anadarko Petroleum Corp. ......................         209              11,923
Apache Corp. ..................................          80               4,128
Burlington Resources, Inc. ....................         180               6,705
Devon Energy Corp. ............................          90               3,447
EOG Resources, Inc. ...........................          80               2,830
Kerr-McGee Corp. ..............................          50               2,880
Unocal Corp. ..................................         110               3,542
                                                                  -------------
                                                                         35,455
                                                                  -------------
Oil & Gas - Refining & Marketing (0.0%)
Ashland Oil Inc. ..............................          50               2,013
Sunoco, Inc. ..................................          70               2,620
                                                                  -------------
                                                                          4,633
                                                                  -------------
Oil - Domestic Integrated (0.1%)
Amerada Hess Corp. ............................          50               2,938
ChevronTexaco Corp. ...........................         978              86,602
Conoco Inc. ...................................         510              13,107
Occidental Petroleum Corp. ....................         210               5,317
Phillips Petroleum Co. ........................         360              19,588
USX-Marathon Group ............................         260               7,173
                                                                  -------------
                                                                        134,725
                                                                  -------------
Oil - International Integrated (0.2%)
Exxon Mobil Corp. .............................       3,380             133,341
Royal Dutch Petroleum Co. .....................       1,070              54,046
                                                                  -------------
                                                                        187,387
                                                                  -------------
Paper & Forest Products (0.0%)
Boise Cascade Corp. ...........................          40               1,142
Georgia-Pacific Corp. .........................         150               4,164
International Paper Co. .......................         260               9,308
Mead Corp. ....................................          50               1,342
Westvaco Corp. ................................          70       $       1,719
Weyerhaeuser Co. ..............................         100               4,991
Willamette Industries, Inc. ...................          70               3,279
                                                                  -------------
                                                                         25,945
                                                                  -------------
Personal Care (0.0%)
Alberto-Culver Co. - Class B ..................          30               1,267
Avon Products, Inc. ...........................         110               5,151
Gillette Co. ..................................         530              16,478
                                                                  -------------
                                                                         22,896
                                                                  -------------
Photography/Imaging (0.0%)
Eastman Kodak Co. .............................         180               4,603
Xerox Corp. ...................................         460               3,220
                                                                  -------------
                                                                          7,823
                                                                  -------------
Publishing (0.0%)
McGraw-Hill Co., Inc. (The) ...................         100               5,258
                                                                  -------------
Publishing - Newspapers (0.0%)
Dow Jones & Co., Inc. .........................          50               2,250
Gannett Co., Inc. .............................         140               8,848
New York Times Co. ............................          50               2,062
Tribune Co. ...................................         110               3,322
                                                                  -------------
                                                                         16,482
                                                                  -------------
Railroads (0.0%)
Burlington Northern Santa Fe Corp. ............         210               5,643
CSX Corp. .....................................         140               4,718
Union Pacific Corp. ...........................         120               6,241
                                                                  -------------
                                                                         16,602
                                                                  -------------
Reit Diversified (0.0%)
Equity Office Properties Trust ................         230               6,555
                                                                  -------------
Restaurants (0.0%)
Darden Restaurants, Inc. ......................          70               2,241
McDonald's Corp. ..............................         670              17,467
Starbucks Corp. + .............................         200               3,424
Tricon Global Restaurants, Inc. + .............          90               4,553
Wendy's International, Inc. ...................          60               1,578
                                                                  -------------
                                                                         29,263
                                                                  -------------
Retail - Building Supplies (0.1%)
Home Depot, Inc. ..............................       1,140              43,582
Lowe's Co., Inc. ..............................         280               9,548
Sherwin-Williams Co. ..........................         140               3,411
                                                                  -------------
                                                                         56,541
                                                                  -------------
Retail - Computers & Electronics (0.0%)
Best Buy Co., Inc. + ..........................         100               5,490
RadioShack Corp. ..............................         130               3,249
                                                                  -------------
                                                                          8,739
                                                                  -------------
Retail - Department Stores (0.0%)
Federated Department Stores, Inc. + ...........         140               4,479
J.C. Penney Co., Inc. .........................         160               3,475
Kohl's Corp. + ................................         150               8,341
May Department Stores Co. .....................         150               4,718
                                                                  -------------
                                                                         21,013
                                                                  -------------

22   See Notes to Portfolio of Investments.

===============================================================================

                                                  Number of           Market
                                                   Shares             Value
                                                  ---------       -------------
Retail - General Merchandise Chains (0.1%)
Costco Wholesale Corp. + ............                   170               6,431
Sears, Roebuck & Co. ................                   180               6,979
Wal-Mart Stores, Inc. ...............                 2,190             112,566
                                                                  -------------
                                                                        125,976
                                                                  -------------
Retail - Speciality (0.0%)
AutoZone, Inc. + ....................                   100               5,853
Bed Bath & Beyond, Inc. + ...........                   190               4,762
Office Depot, Inc. + ................                   250               3,400
Staples, Inc. + .....................                   240               3,499
                                                                  -------------
                                                                         17,514
                                                                  -------------
Retail Speciality - Apparel (0.0%)
Gap, Inc. (The) .....................                   440               5,751
Limited, Inc. (The) .................                   220               2,453
TJX Companies, Inc. .................                   140               4,732
                                                                  -------------
                                                                         12,936
                                                                  -------------
Retail Stores - Drug Store (0.0%)
CVS Corp. ...........................                   170               4,063
                                                                  -------------
Retail Stores - Food Chains (0.0%)
Albertson's, Inc. ...................                   220               7,020
Kroger Co. (The) + ..................                   450              11,007
Safeway, Inc. + .....................                   270              11,246
                                                                  -------------
                                                                         29,273
                                                                  -------------
Savings & Loan Companies (0.0%)
Charter One Financial, Inc. .........                   145               3,951
Golden West Financial Corp. .........                   110               5,346
Washington Mutual Financial Corp. ...                   800              24,152
                                                                  -------------
                                                                         33,449
                                                                  -------------
Services - Advertising/Marketing (0.0%)
Interpublic Group of Co.'s, Inc. ....                   130               2,918
Omnicom Group, Inc. .................                    80               6,142
TMP Worldwide Inc. + ................                    70               2,090
                                                                  -------------
                                                                         11,150
                                                                  -------------
Services - Commercial & Consumer (0.0%)
Cintas Corp. ........................                    70               2,829
Convergys Corp. + ...................                   110               3,091
H&R Block, Inc. .....................                   100               3,408
IMS Health, Inc. ....................                   170               3,633
                                                                  -------------
                                                                         12,961
                                                                  -------------
Services - Computer Systems (0.0%)
Computer Sciences Corp. + ...........                    90               3,232
Electronic Data Systems Corp. .......                   220              14,161
Sabre Holdings Corp. + ..............                    80               2,104
                                                                  -------------
                                                                         19,497
                                                                  -------------
Services - Data Processing (0.1%)
Automatic Data Processing, Inc. .....                   310              16,015
Concord EFS, Inc. + .................                   220               6,021
Equifax, Inc. .......................                    80               1,789
First Data Corp. ....................                   190              12,838
Fiserv, Inc. + ......................                   155               5,765
                                                                  -------------
                                                                         42,428
                                                                  -------------
Services - Employment (0.0%)
Robert Half International, Inc. + ...                   100       $       2,063
                                                                  -------------
Speciality Printing (0.0%)
Deluxe Corp. ........................                    50               1,750
RR Donnelley & Sons Co. .............                    90               2,295
                                                                  -------------
                                                                          4,045
                                                                  -------------
Steel (0.0%)
Nucor Corp. .........................                    60               2,478
                                                                  -------------
Telephone (0.2%)
ALLTEL Corp. ........................                   260              14,856
BellSouth Corp. .....................                   680              25,160
CenturyTel, Inc. ....................                    90               2,844
SBC Communications, Inc. ............                 1,190              45,351
Verizon Communications ..............                 1,350              67,244
                                                                        155,455
                                                                  -------------
Telephone Long Distance (0.1%)
AT&T Corp. ..........................                 1,760              26,840
Sprint Corp. ........................                   450               9,000
                                                                  -------------
                                                                         35,840
                                                                  -------------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc. .................                    30               1,365
VF Corp. ............................                   100               3,322
                                                                  -------------
                                                                          4,687
                                                                  -------------
Tobacco (0.1%)
Philip Morris Co. Inc. ..............                 1,080              50,544
UST, Inc. ...........................                   140               4,705
                                                                  -------------
                                                                         55,249
                                                                  -------------
Truckers (0.0%)
Ryder System, Inc. ..................                    40                 748
                                                                  -------------
Trucks & Parts (0.0%)
PACCAR, Inc. ........................                    50               2,641
                                                                  -------------
Waste Management (0.0%)
Allied Waste Industries, Inc. + .....                   130               1,290
Waste Management, Inc. ..............                   320               7,840
                                                                  -------------
                                                                          9,130
                                                                  -------------
Total Common Stocks
 (Cost $4,286,842)                                                    4,715,890
                                                                  -------------
                                                Principal
                                                  Amount
                                                ---------
LONG-TERM BONDS AND NOTES (95.8%)
Federal Home Loan Mortgage Corp.,
 Zero Coupon, 12/14/04 ..............          $ 25,000,000          22,367,250
Federal National Mortgage Assoc. -
 Strip, Zero Coupon, 11/15/04 .......             5,655,000           5,054,433
FICO Strip, Zero Coupon, 11/11/04 ...             2,953,000           2,655,190
Israel Trust, Zero Coupon, 11/15/04 .            20,000,000          17,976,000
U.S. Treasury Strip, Zero Coupon,
 11/15/04............................            57,184,000          51,980,828
                                                                  -------------
Total Long-Term Bonds and Notes
 (Cost $93,229,494)                                                 100,033,701
                                                                  -------------

                                      See Notes to Portfolio of Investments.  23

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund II (Continued)
--------------------------------------------------------------------------------
                                                              Market
                                                              Value
                                                           ------------
Total Investments
 (Cost $97,516,336)(a)                                     $104,749,591
Other Assets Less Liabilities                                  (285,200)
                                                           ------------
Total Net Assets                                           $104,464,391
                                                           ============

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $99,551,653. Unrealized gains and losses, based on identified tax cost at October 31, 2001, are as follows:

Unrealized gains..............................             $  5,423,519
Unrealized losses.............................                 (225,581)
                                                           ------------
 Net unrealized gain..........................             $  5,197,938
                                                           ============

+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

24  See Notes to Financial Statements.

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund III
================================================================================

                                            Number of         Market
                                              Shares          Value
                                            ----------      ----------
COMMON STOCKS (8.1%)
Aerospace/Defense (0.1%)
B. F. Goodrich Co. ...................           130        $     2,776
Boeing Co. ...........................           710             23,146
General Dynamics Corp. ...............           150             12,240
Lockheed Martin Corp. ................           320             15,606
Northrop Grumman Corp. ...............            80              7,996
Rockwell Collins, Inc. ...............           150              2,025
                                                           ------------
                                                                 63,789
                                                           ------------
Agriculture (0.0%)
Archer-Daniels-Midland Co. ...........           573              7,982
                                                           ------------
Air Freight (0.0%)
FedEx Corp. + ........................           270             11,092
                                                           ------------
Airlines (0.0%)
Delta Air Lines, Inc. ................           100              2,286
Southwest Airlines Co. ...............           690             10,971
                                                           ------------
                                                                 13,257
                                                           ------------
Aluminum (0.0%)
Alcan Aluminum Ltd. ..................           290              8,860
Alcoa Inc. ...........................           700             22,589
                                                           ------------
                                                                 31,449
                                                           ------------
Auto Parts & Equipment (0.0%)
Cooper Tire & Rubber Co. .............            90              1,189
Delphi Automotive Systems Corp. ......           520              6,037
Genuine Parts Co. ....................           140              4,550
Goodyear Tire & Rubber Co. (The) .....           120              2,236
Snap-On, Inc. ........................            50              1,338
TRW, Inc. ............................           150              5,068
Visteon Corp. ........................           152              1,809
                                                           ------------
                                                                 22,227
                                                           ------------
Automobiles (0.1%)
Ford Motor Co. .......................         1,490             23,914
General Motors Corp. .................           440             18,181
                                                           ------------
                                                                 42,095
                                                           ------------
Banks - Major Regional (0.4%)
AmSouth Bancorporation ...............           320              5,533
Bank of New York Co., Inc. ...........           540             18,365
Bank One Corp. .......................           880             29,207
BB&T Corp. ...........................           380             12,198
Comerica, Inc. .......................           150              6,914
Fifth Third Bancorp ..................           442             24,938
Fleet Boston Financial Corp. .........           814             26,748
Huntington Bancshares Inc. ...........           300              4,629
KeyCorp ..............................           370              7,866
Mellon Financial Corp. ...............           400             13,440
National City Corp. ..................           650             17,160
Northern Trust Corp. .................           190              9,593
PNC Financial Services Group .........           250             13,725
Regions Financial Corp. ..............           210              5,651
SouthTrust Corp. .....................           290              6,571
Suntrust Banks, Inc. .................           250             14,965
Synovus Financial Corp. ..............           260         $    5,985
U.S. Bancorp .........................         1,409             25,052
Union Planters Corp. .................           120              4,860
Wells Fargo & Co. ....................         1,290             50,955
Zions Bancorporation .................            80              3,834
                                                           ------------
                                                                308,189
                                                           ------------
Banks - Money Center (0.1%)
Bank of America Corp. ................         1,200             70,788
Wachovia Corp. .......................         1,050             30,030
                                                           ------------
                                                                100,818
                                                           ------------
Beverages - Alcoholic (0.1%)
Anheuser-Busch Co.'s, Inc. ...........           670             27,912
Brown-Forman Corp. ...................            50              2,972
Coors (Adolph) Co. ...................            40              1,990
                                                           ------------
                                                                 32,874
                                                           ------------
Beverages - Non-Alcoholic (0.2%)
Coca-Cola Co. ........................         1,870             89,536
Coca-Cola Enterprises Inc. ...........           360              6,606
Pepsi Bottling Group, Inc. ...........           110              5,113
PepsiCo, Inc. ........................         1,330             64,784
                                                           ------------
                                                                166,039
                                                           ------------
Biotechnology (0.1%)
Amgen, Inc. + ........................           790             44,888
Biogen, Inc. + .......................           120              6,600
Chiron Corp. + .......................           140              7,535
Immunex Corp. + ......................           460             10,989
MedImmune, Inc. + ....................           170              6,671
                                                           ------------
                                                                 76,683
                                                           ------------
Broadcasting - Tv, Radio & Cable (0.0%)
Comcast Corp. - Class A Special + ....           720             25,805
Univision Communications, Inc. + .....           120              3,000
                                                           ------------
                                                                 28,805
                                                           ------------
Building Materials Group (0.0%)
Masco Corp. ..........................           430              8,527
                                                           ------------
Cellular/Wireless Telecommunications (0.0%)
AT&T Wireless Services Inc. + ........         1,963             28,346
                                                           ------------
Chemicals (0.1%)
Air Products and Chemicals, Inc. .....           190              7,607
Du Pont (E.I.) de Nemours & Co. ......           800             31,992
Eastman Chemical Co. .................            70              2,402
Praxair, Inc. ........................           130              6,133
Rohm & Haas Co. ......................           110              3,572
                                                           ------------
                                                                 51,706
                                                           ------------
Chemicals - Diversified (0.0%)
Engelhard Corp. ......................           110              2,880
PPG Industries Inc. ..................           140              6,836
                                                           ------------
                                                                  9,716
                                                           ------------
Chemicals - Speciality (0.0%)
Ecolab, Inc. .........................           150              5,277
International Flavors & Fragrances,
 Inc..................................           130              3,706
                                                           ------------
                                                                  8,983
                                                           ------------

                                     See Notes to Portfolio of Investments.  25

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund III (continued)
================================================================================

                                            Number of            Market
                                             Shares              Value
                                            ---------           --------
Communications Equipment (0.1%)
CIENA Corp. + ........................           220       $      3,577
Comverse Technology, Inc. + ..........           150              2,822
Corning, Inc. ........................           660              5,320
JDS Uniphase Corp. + .................         1,200              9,588
Lucent Technologies, Inc. ............         1,780             11,926
Qualcomm Inc. + ......................           570             27,998
                                                           ------------
                                                                 61,231
                                                           ------------
Computers - Hardware (0.3%)
Apple Computer, Inc. + ...............           190              3,336
Compaq Computer Corp. ................         1,360             11,900
Dell Computer Corp. + ................         3,610             86,568
Hewlett-Packard Co. ..................         1,050             17,672
International Business Machines Corp.          1,320            142,652
NCR Corp. + ..........................            90              3,191
Sun Microsystems, Inc. + .............         2,120             21,518
                                                           ------------
                                                                286,837
                                                           ------------
Computers - Networking (0.1%)
Cisco Systems, Inc. + ................         5,500             93,060
Network Appliance, Inc. + ............           240              3,192
                                                           ------------
                                                                 96,252
                                                           ------------
Computers - Peripherals (0.0%)
Lexmark International Group, Inc. + ..           110              4,923
                                                           ------------
Computers Software/Services (0.3%)
Adobe Systems, Inc. ..................           180              4,752
Autodesk, Inc. .......................            50              1,661
BMC Software, Inc. + .................           180              2,713
Citrix Systems, Inc. + ...............           150              3,510
Computer Associates International,
 Inc..................................           830             25,663
Compuware Corp. + ....................           450              4,626
Intuit Inc. + ........................           110              4,424
Mercury Interactive Corp. + ..........            80              1,906
Microsoft Corp. + ....................         2,940            170,961
Oracle Corp. + .......................         4,240             57,494
PeopleSoft, Inc. + ...................           250              7,442
Unisys Corp. + .......................           320              2,858
VERITAS Software Corp. + .............           350              9,933
Yahoo! Inc. + ........................           400              4,352
                                                           ------------
                                                                302,295
                                                           ------------
Construction (0.0%)
Vulcan Materials Co. .................            50              2,079
                                                           ------------
Consumer Finance (0.1%)
Capital One Financial Corp. ..........           250             10,328
Countrywide Credit Industries, Inc. ..           100              3,993
Household International, Inc. ........           540             28,242
MBNA Corp. ...........................           630             17,394
Providian Financial Corp. ............            80                311
                                                           ------------
                                                                 60,268
                                                           ------------
Containers - Metal & Glass (0.0%)
Ball Corp. ...........................            40              2,462
                                                           ------------
Containers/Packaging - Paper (0.0%)
Bemis Co., Inc. ......................            60              2,596
Pactiv Corp. + .......................           180       $      2,916
Temple-Inland Inc. ...................            50              2,500
                                                           ------------
                                                                  8,012
                                                           ------------
Distributors - Food & Health (0.1%)
Cardinal Health, Inc. ................           340             22,817
McKesson HBOC, Inc. ..................           150              5,549
Supervalu, Inc. ......................           180              3,841
Sysco Corp. ..........................           570             13,743
                                                           ------------
                                                                 45,950
                                                           ------------
Electric Companies (0.3%)
Allegheny Energy, Inc. ...............           150              5,483
Ameren Corp. .........................           160              6,416
American Electric Power Co., Inc. ....           240             10,056
Cinergy Corp. ........................           170              5,131
CMS Energy Corp. .....................           110              2,366
Consolidated Edison, Inc. ............           280             11,057
Constellation Energy Group ...........           190              4,250
Dominion Resources, Inc. .............           200             12,224
DTE Energy Co. .......................           200              8,338
Duke Energy Corp. ....................         1,090             41,867
Edison International Inc. + ..........           250              3,553
Entergy Corp. ........................           300             11,655
Exelon Corp. .........................           265             11,149
FirstEnergy Corp. ....................           290              9,993
FPL Group, Inc. ......................           230             12,213
GPU, Inc. ............................           170              6,740
Mirant Corp. + .......................           247              6,422
PG&E Corp. ...........................           340              6,140
Pinnacle West Capital Corp. ..........           100              4,215
PPL Corp. ............................           160              5,464
Progress Energy, Inc. ................           290             12,229
Public Service Enterprise Group, Inc.            150              5,904
Reliant Energy Inc. ..................           360             10,062
Southern Co. .........................           850             20,315
TECO Energy, Inc. ....................           120              3,090
TXU Corp. ............................           370             16,961
Xcel Energy, Inc. ....................           380             10,746
                                                           ------------
                                                                264,039
                                                           ------------
Electrical Equipment (0.3%)
Cooper Industries, Inc. ..............           100              3,870
Emerson Electric Co. .................           360             17,647
General Electric Co. .................         7,450            271,254
Molex, Inc. ..........................           160              4,629
Rockwell International Corp. .........           100              1,378
Sanmina Corp. + ......................           250              3,785
                                                           ------------
                                                                302,563
                                                           ------------
Electronics - Component Dist. (0.0%)
Grainger (W.W.), Inc. ................            80              3,464
                                                           ------------
Electronics - Defense (0.0%)
Raytheon Co. .........................           310              9,998
                                                           ------------

26  See Notes to Portfolio of Investments.

================================================================================

                                           Number of           Market
                                            Shares             Value
                                        --------------     ------------
Electronics - Instruments (0.0%)
Agilent Technologies, Inc. + .........           630             14,030
PerkinElmer, Inc. ....................            70              1,884
Tektronix, Inc. + ....................            90              1,773
                                                                 17,687
                                                           ------------
Electronics - Semiconductors (0.2%)
Altera Corp. + .......................           200              4,040
Analog Devices, Inc. + ...............           260              9,880
Broadcom Corp. - Class A + ...........           200              6,882
Intel Corp. ..........................         4,000             97,680
Linear Technology Corp. ..............           250              9,700
LSI Logic Corp. + ....................           300              5,085
Maxim Integrated Products, Inc. + ....           300             13,725
National Semiconductor Corp. + .......            90              2,338
PMC Sierra Inc. + ....................           200              3,246
Xilinx, Inc. + .......................           300              9,126
                                                                161,702
                                                           ------------
Engineering & Construction (0.0%)
Fluor Corp. ..........................            70              2,605
                                                           ------------
Entertainment (0.2%)
AOL Time Warner Inc. + ...............         3,250            101,432
Viacom, Inc. - Class B + .............         1,350             49,289
Walt Disney Co. (The) ................         1,580             29,372
                                                                180,093
                                                           ------------
Equipment - Semiconductors (0.0%)
Applied Materials, Inc. + ............           450             15,349
KLA-Tencor Corp. + ...................           110              4,495
Novellus Systems, Inc. + .............           110              3,633
                                                                 23,477
                                                           ------------
Financial - Diversified (0.5%)
Ambac Financial Group, Inc. ..........            80              3,840
American Express Co. .................           990             29,136
Citigroup Inc. .......................         3,743            170,381
Fannie Mae ...........................         1,410            114,154
Freddie Mac ..........................           960             65,107
J.P. Morgan Chase & Co. ..............         1,480             52,333
Moody's Corp. ........................           190              6,597
State Street Corp. ...................           280             12,751
USA Education Inc. ...................           190             15,496
                                                                469,795
                                                           ------------
Foods (0.2%)
Campbell Soup Co. ....................           490             13,838
ConAgra Foods, Inc. ..................           390              8,931
General Mills, Inc. ..................           220             10,102
Heinz (H.J.) Co. .....................           300             12,732
Hershey Foods Corp. ..................           110              7,010
Kellogg Co. ..........................           510             15,555
Ralston Purina Group .................           220              7,214
Sara Lee Corp. .......................           960             21,398
Unilever NV ..........................           430             22,351
Wrigley (Wm.) Jr. Co. ................           190              9,510
                                                                128,641
                                                           ------------
Footwear (0.0%)
NIKE, Inc. - Class B .................           240        $    11,846
                                                           ------------
Gaming, Lottery, & Pari-mutuel (0.0%)
Harrah's Entertainment, Inc. + .......           150              4,369
International Game Technology + ......            70              3,574
                                                                  7,943
                                                           ------------
Gold/Precious Metals Mining (0.0%)
Barrick Gold Corp. ...................           360              5,612
Newmont Mining Corp. .................           150              3,480
Placer Dome, Inc. ....................           270              3,081
                                                                 12,173
                                                           ------------
Hardware & Tools (0.0%)
Black & Decker Corp. .................            70              2,316
Stanley Works (The) ..................            90              3,449
                                                                  5,765
                                                           ------------
Health Care - Diversified (0.4%)
Abbott Laboratories ..................         1,160             61,457
Bristol-Myers Squibb Co. .............         1,450             77,503
Johnson & Johnson ....................         3,339            193,361
                                                                332,321
                                                           ------------
Health Care - Drugs (0.0%)
King Pharmaceuticals, Inc. + .........           200              7,798
                                                           ------------
Health Care - Drugs/Pharmaceuticals (0.6%)
Allergan, Inc. .......................           110              7,897
Eli Lilly & Co. ......................           850             65,025
Forest Laboratories, Inc. - Class A +            150             11,157
Merck & Co., Inc. ....................         1,720            109,753
Pfizer, Inc. .........................         6,465            270,883
Pharmacia Corp. ......................           980             39,710
Schering-Plough Corp. ................           800             29,744
                                                                534,169
                                                           ------------
Health Care - Hospital Management (0.1%)
HCA Inc. .............................           450             17,847
Tenet Healthcare Corp. + .............           410             23,583
                                                                 41,430
                                                           ------------
Health Care - Long Term Care (0.0%)
Manor Care, Inc. + ...................            60              1,402
                                                           ------------
Health Care - Managed Care (0.1%)
CIGNA Corp. ..........................           130              9,477
Humana, Inc. + .......................           150              1,733
UnitedHealth Group Inc. ..............           450             29,587
Wellpoint Health Networks, Inc. + ....            90             10,043
                                                                 50,840
                                                           ------------
Health Care - Medical Products/Supplies (0.1%)
AmerisourceBergen Corp. + ............            90              5,720
Bard (C.R.) Inc. .....................            50              2,745
Baxter International, Inc. ...........           450             21,766
Becton, Dickinson & Co. ..............           220              7,876
Biomet, Inc. .........................           235              7,168
Boston Scientific Corp. + ............           300              6,822
Guidant Corp. + ......................           250             10,378
Medtronic, Inc. ......................           910             36,673

                                      See Notes to Portfolio of Investments.  27

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund III (continued)
--------------------------------------------------------------------------------


                                           NUMBER OF            MARKET
                                            SHARES              VALUE
                                        --------------     ------------
Health Care - Medical Products/supplies
(Continued)
St. Jude Medical, Inc. + .............            70              4,970
Stryker Corp. ........................           160              8,998
Zimmer Holdings, Inc. + ..............           170              5,255
                                                           ------------
                                                                118,371
                                                           ------------
Health Care - Special Services (0.0%)
Healthsouth Corp. + ..................           450              5,859
                                                           ------------
Homebuilding (0.0%)
Centex Corp. .........................            50              1,913
KB Home ..............................            40              1,182
Pulte Homes, Inc. ....................            50              1,625
                                                           ------------
                                                                  4,720
                                                           ------------
Household Furnishings & Appliances (0.0%)
Leggett & Platt, Inc. ................           160              3,467
Maytag Corp. .........................            60              1,673
Whirlpool Corp. ......................            50              2,951
                                                           ------------
                                                                  8,091
                                                           ------------
Household Products - Non-durable (0.1%)
Clorox Co. ...........................           190              6,783
Colgate-Palmolive Co. ................           420             24,158
Kimberly-Clark Corp. .................           300             16,653
Procter & Gamble Co. .................           970             71,567
                                                           ------------
                                                                119,161
                                                           ------------
Housewares (0.0%)
Fortune Brands, Inc. .................           100              3,685
Newell Rubbermaid Inc. ...............           240              6,633
Tupperware Corp. .....................            40                816
                                                           ------------
                                                                 11,134
                                                           ------------
Insurance - Life/health (0.1%)
AFLAC, Inc. ..........................           760             18,590
Jefferson-Pilot Corp. ................           130              5,375
John Hancock Financial Services, Inc.            270              9,202
Lincoln National Corp. ...............           160              6,776
MetLife, Inc. ........................           630             16,947
Torchmark Corp. ......................           140              5,184
UnumProvident Corp. ..................           250              5,607
                                                           ------------
                                                                 67,681
                                                           ------------
Insurance - Multi-line (0.2%)
American International Group, Inc. ...         1,955            153,663
Hartford Financial Services Group,
 Inc..................................           210             11,340
Loews Corp. ..........................           170              8,636
                                                           ------------
                                                                173,639
                                                           ------------
Insurance - Property/casualty (0.1%)
Allstate Corp. (The) .................           550             17,259
Chubb Corp. ..........................           150             10,245
Cincinnati Financial Corp. ...........           220              8,184
MBIA, Inc. ...........................           200              9,212
MGIC Investment Corp. ................            80              4,139
Progressive Corp. ....................           100             13,871
SAFECO Corp. .........................            70              2,159
St. Paul Co., Inc. ...................           120              5,508

Insurance - Property/casualty
(continued)
XL Capital Ltd. ......................           110              9,555
                                                           ------------
                                                                 80,132
                                                           ------------
Insurance Brokers (0.0%)
Aon Corp. ............................           220              8,369
Marsh & McLennan Co., Inc. ...........           150             14,512
                                                           ------------
                                                                 22,881
                                                           ------------
Investment Banking/brokerage (0.1%)
Bear Stearns Co., Inc. (The) .........            80              4,320
Merrill Lynch & Co., Inc. ............           980             42,836
                                                           ------------
                                                                 47,156
                                                           ------------
Investment Management (0.0%)
Franklin Resources, Inc. .............           220              7,062
T. Towe Price Group Inc. .............           130              3,609
Stilwell Financial, Inc. .............           250              5,027
                                                           ------------
                                                                 15,698
                                                           ------------
Leisure Time - Products (0.0%)
Brunswick Corp. ......................            80              1,431
Harley-Davidson, Inc. ................           230             10,410
Mattel, Inc. .........................           380              7,193
                                                           ------------
                                                                 19,034
                                                           ------------
Lodging - Hotels (0.0%)
Carnival Corp. .......................           700             15,246
Hilton Hotels Corp. ..................           280              2,397
Marriott International, Inc. .........           200              6,266
Starwood Hotels & Resorts Worldwide,
 Inc..................................           150              3,306
                                                           ------------
                                                                 27,215
                                                           ------------
Machinery - Diversified (0.0%)
Caterpillar, Inc. ....................           190              8,497
Deere & Co. ..........................           170              6,288
Dover Corp. ..........................           200              6,590
Ingersoll-Rand Co. ...................           140              5,222
                                                           ------------
                                                                 26,597
                                                           ------------
Manufacturing - Diversified (0.2%)
Danaher Corp. ........................           130              7,246
Eaton Corp. ..........................            60              3,926
Honeywell International Inc. .........           600             17,730
Illinois Tool Works, Inc. ............           260             14,872
ITT Industries, Inc. .................           100              4,809
Johnson Controls, Inc. ...............            60              4,339
Minnesota Mining and Manufacturing Co.
 (3M).................................           300             31,314
National Service Industries, Inc. ....            60              1,064
Parker-Hannifin Corp. ................           100              3,590
Textron, Inc. ........................           120              3,798
Thermo Electron Corp. + ..............           140              2,960
Tyco International Ltd. ..............         1,454             71,450
United Technologies Corp. ............           310             16,706
                                                           ------------
                                                                183,804
                                                           ------------
Manufacturing - Specialized (0.0%)
Avery Dennison Corp. .................            90              4,167
                                                           ------------


28 See Notes to Portfolio of Investments.

================================================================================

                                             Number of            Market
                                              Shares              Value
                                          --------------     ---------------
Metals Mining (0.0%)
Freeport-McMoRan Copper & Gold, Inc. +....          140              1,554
Inco Ltd. + ..............................          110              1,500
                                                              ---------------
                                                                     3,054
                                                              ---------------
Natural Gas - Distribution - Pipe Line (0.1%)
El Paso Corp. ............................          381             18,692
Enron Corp. ..............................          930             12,927
KeySpan Energy Corp. .....................          170              5,641
Kinder Morgan, Inc. ......................          100              4,963
NICOR, Inc. ..............................           70              2,722
NiSource Inc. ............................          180              4,275
Peoples Energy Corp. .....................           30              1,149
Sempra Energy ............................          290              6,786
Williams Co.'s, Inc. (The) ...............          450             12,991
                                                              ---------------
                                                                    70,146
                                                              ---------------
Office Equipment & Supplies (0.0%)
Pitney Bowes, Inc. .......................          210              7,699
                                                              ---------------
Oil & Gas - Drilling & Equipment (0.0%)
Baker Hughes Inc. ........................          280             10,032
Halliburton Co. ..........................          240              5,926
Noble Drilling Corp. + ...................          120              3,666
Rowan Co., Inc. + ........................           90              1,520
Transocean Sedco Forex Inc. ..............          220              6,633
                                                              ---------------
                                                                    27,777
                                                              ---------------
Oil & Gas - Exploration/Production (0.1%)
Anadarko Petroleum Corp. .................          310             17,685
Apache Corp. .............................          100              5,160
Burlington Resources, Inc. ...............          290             10,803
Devon Energy Corp. .......................          120              4,596
EOG Resources, Inc. ......................          110              3,891
Kerr-McGee Corp. .........................           90              5,184
Unocal Corp. .............................          210              6,762
                                                              ---------------
                                                                    54,081
                                                              ---------------
Oil & Gas - Refining & Marketing (0.0%)
Ashland Oil Inc. .........................           90              3,623
Sunoco, Inc. .............................          100              3,743
                                                              ---------------
                                                                     7,366
                                                              ---------------
Oil - Domestic Integrated (0.2%)
Amerada Hess Corp. .......................          100              5,875
ChevronTexaco Corp. ......................        1,211            107,234
Conoco Inc. ..............................          760             19,532
Occidental Petroleum Corp. ...............          300              7,596
Phillips Petroleum Co. ...................          542             29,490
USX-Marathon Group .......................          410             11,312
                                                              ---------------
                                                                   181,039
                                                              ---------------
Oil - International Integrated (0.3%)
Exxon Mobil Corp. ........................        5,200            205,140
Royal Dutch Petroleum Co. ................        1,570             79,301
                                                              ---------------
                                                                   284,441
                                                              ---------------
Paper & Forest Products (0.1%)
Boise Cascade Corp. ......................           70              1,999
Georgia-Pacific Corp. ....................          190              5,274
International Paper Co. ..................          380             13,604
Mead Corp. ...............................          100              2,684
Westvaco Corp. ...........................           70              1,719
Weyerhaeuser Co. .........................          190              9,483
Willamette Industries, Inc. ..............           90              4,217
                                                              ---------------
                                                                    38,980
                                                              ---------------
Personal Care (0.1%)
Alberto-Culver Co. - Class B .............           40              1,690
Avon Products, Inc. ......................          200              9,366
Gillette Co. .............................          800             24,872
                                                              ---------------
                                                                    35,928
                                                              ---------------
Photography/Imaging (0.0%)
Eastman Kodak Co. ........................          200              5,114
Xerox Corp. ..............................          580              4,060
                                                              ---------------
                                                                     9,174
                                                              ---------------
Publishing (0.0%)
McGraw-Hill Co., Inc. (The) ..............          160              8,413
Meredith Corp. ...........................           50              1,650
                                                              ---------------
                                                                    10,063
                                                              ---------------
Publishing - Newspapers (0.0%)
Dow Jones & Co., Inc. ....................          100              4,500
Gannett Co., Inc. ........................          220             13,904
New York Times Co. .......................          140              5,775
Tribune Co. ..............................          160              4,832
                                                              ---------------
                                                                    29,011
                                                              ---------------
Railroads (0.0%)
Burlington Northern Santa Fe Corp. .......          350              9,405
CSX Corp. ................................          180              6,066
Norfolk Southern Corp. ...................          100              1,675
Union Pacific Corp. ......................          210             10,922
                                                              ---------------
                                                                    28,068
                                                              ---------------
Reit Diversified (0.0%)
Equity Office Properties Trust ...........          330              9,405
                                                              ---------------
Restaurants (0.1%)
Darden Restaurants, Inc. .................          100              3,202
McDonald's Corp. .........................          980             25,548
Starbucks Corp. + ........................          330              5,650
Tricon Global Restaurants, Inc. + ........          120              6,071
Wendy's International, Inc. ..............           90              2,367
                                                              ---------------
                                                                    42,838
                                                              ---------------
Retail - Building Supplies (0.1%)
Home Depot, Inc. .........................        1,760             67,285
Lowe's Co., Inc. .........................          500             17,050
Sherwin-Williams Co. .....................          200              4,872
                                                              ---------------
                                                                    89,207
                                                              ---------------
Retail - Computers & Electronics (0.0%)
Best Buy Co., Inc. + .....................          180              9,882
RadioShack Corp. .........................          190              4,748
                                                              ---------------
                                                                    14,630
                                                              ---------------
Retail - Department Stores (0.0%)
Federated Department Stores, Inc. + ......          140              4,479


                                      See Notes to Portfolio of Investments.  29

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund III (continued)
================================================================================

                                          Number of            Market
                                           Shares              Value
                                        --------------     ------------
Retail - Department Stores (continued)
J.C. Penney Co., Inc. ................           230              4,996
Kohl's Corp. + .......................           220             12,234
May Department Stores Co. ............           250              7,862
                                                           ------------
                                                                 29,571
                                                           ------------
Retail - General Merchandise Chains (0.2%)
Costco Wholesale Corp. + .............           240              9,079
Sears, Roebuck & Co. .................           280             10,856
Target Corp. .........................           590             18,378
Wal-Mart Stores, Inc. ................         3,350            172,190
                                                           ------------
                                                                210,503
                                                           ------------
Retail - Speciality (0.0%)
AutoZone, Inc. + .....................           150              8,779
Bed Bath & Beyond, Inc. + ............           280              7,017
Office Depot, Inc. + .................           350              4,760
Staples, Inc. + ......................           370              5,395
                                                           ------------
                                                                 25,951
                                                           ------------
Retail Speciality - Apparel (0.0%)
Gap, Inc. (The) ......................           740              9,672
Limited, Inc. (The) ..................           330              3,679
TJX Companies, Inc. ..................           240              8,112
                                                           ------------
                                                                 21,463
                                                           ------------
Retail Stores - Drug Store (0.0%)
CVS Corp. ............................           250              5,975
                                                           ------------
Retail Stores - Food Chains (0.1%)
Albertson's, Inc. ....................           360             11,488
Kroger Co. (The) + ...................           700             17,122
Safeway, Inc. + ......................           430             17,909
                                                           ------------
                                                                 46,519
                                                           ------------
Savings & Loan Companies (0.1%)
Charter One Financial, Inc. ..........           238              6,486
Golden West Financial Corp. ..........           220             10,692
Washington Mutual Financial Corp. ....         1,270             38,341
                                                           ------------
                                                                 55,519
                                                           ------------
Services - Advertising/marketing (0.0%)
Interpublic Group of Co.'s, Inc. .....           200              4,490
Omnicom Group, Inc. ..................           120              9,214
TMP Worldwide Inc. + .................            90              2,686
                                                           ------------
                                                                 16,390
                                                           ------------
Services - Commercial & Consumer (0.0%)
Cintas Corp. .........................           110              4,446
Convergys Corp. + ....................           170              4,777
H&R Block, Inc. ......................           150              5,112
IMS Health, Inc. .....................           240              5,129
                                                           ------------
                                                                 19,464
                                                           ------------
Services - Computer Systems (0.0%)
Computer Sciences Corp. + ............           100              3,591
Electronic Data Systems Corp. ........           350             22,530
Sabre Holdings Corp. + ...............           200              5,260
                                                           ------------
                                                                 31,381
                                                           ------------
Services - Data Processing (0.1%)
Automatic Data Processing, Inc. ......           470             24,280
Concord EFS, Inc. + ..................           400             10,948
Equifax, Inc. ........................           110              2,460
First Data Corp. .....................           300             20,271
Fiserv, Inc. + .......................           225              8,368
Paychex, Inc. ........................           200              6,412
                                                           ------------
                                                                 72,739
                                                           ------------
Services - Employment (0.0%)
Robert Half International, Inc. + ....           110              2,269
                                                           ------------
Speciality Printing (0.0%)
Deluxe Corp. .........................            80              2,800
RR Donnelley & Sons Co. ..............           150              3,825
                                                           ------------
                                                                  6,625
                                                           ------------
Steel (0.0%)
Nucor Corp. ..........................           100              4,130
Worthington Industries ...............           100              1,300
                                                           ------------
                                                                  5,430
                                                           ------------
Telephone (0.3%)
ALLTEL Corp. .........................           440             25,142
BellSouth Corp. ......................         1,030             38,110
CenturyTel, Inc. .....................           120              3,792
SBC Communications, Inc. .............         1,840             70,122
Verizon Communications ...............         2,040            101,612
                                                           ------------
                                                                238,778
                                                           ------------
Telephone Long Distance (0.1%)
AT&T Corp. ...........................         2,629             40,092
Sprint Corp. .........................           670             13,400
                                                           ------------
                                                                 53,492
                                                           ------------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc. ..................            60              2,730
VF Corp. .............................           150              4,983
                                                           ------------
                                                                  7,713
                                                           ------------
Tobacco (0.1%)
Philip Morris Co. Inc. ...............         1,650             77,220
UST, Inc. ............................           220              7,394
                                                           ------------
                                                                 84,614
                                                           ------------
Truckers (0.0%)
Ryder System, Inc. ...................            70              1,309
                                                           ------------
Trucks & Parts (0.0%)
Navistar International Corp. + .......            60              1,800
PACCAR, Inc. .........................            50              2,641
                                                           ------------
                                                                  4,441
                                                           ------------
Waste Management (0.0%)
Allied Waste Industries, Inc. + ......           160              1,587
Waste Management, Inc. ...............           500             12,250
                                                           ------------
                                                                 13,837
                                                           ------------
Total Common Stocks
 (Cost $7,133,564)                                            7,284,867
                                                           ------------

30 See Notes to Portfolio of Investments.

================================================================================

                                          Principal            Market
                                            Amount             Value
                                        --------------     ------------
LONG-TERM BONDS AND NOTES (92.0%)
Federal Home Loan Mortgage Corp.,
 Zero Coupon, 05/31/05 ...............  $ 15,000,000         13,108,650
Israel Trust, Zero Coupon, 05/15/05 ..    15,000,000         13,161,450
U.S. Treasury Strip, Zero Coupon,
 05/15/05.............................    63,891,000         56,746,070
                                                           ------------
Total Long-TErm Bonds and Notes (Cost
 $76,531,249)                                                83,016,170
                                                           ------------
Total Investments
 (Cost $83,664,813)(a)                                       90,301,037
Other Assets Less Liabilities                                   (55,128)
                                                           ------------
Total Net Assets                                            $90,245,909
                                                           ============


Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $84,643,244. Unrealized gains and losses, based on identified tax cost at October 31, 2001, are as follows:

Unrealized gains..............................              $ 6,237,730
Unrealized losses.............................                 (579,937)
                                                           ------------
 Net unrealized gain..........................              $ 5,657,793
                                                           ============


+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 31

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund IV
================================================================================

                                           Number of           Market
                                            Shares              Value
                                          ----------         ----------
COMMON STOCKS (5.9%)
Aerospace/Defense (0.1%)
B. F. Goodrich Co. ....................           60         $    1,281
Boeing Co. ............................          300              9,780
General Dynamics Corp. ................           70              5,712
Lockheed Martin Corp. .................          150              7,315
Northrop Grumman Corp. ................           30              2,999
Rockwell Collins, Inc. ................           70                945
                                                             ----------
                                                                 28,032
                                                             ----------
Agriculture (0.0%)
Archer-Daniels-Midland Co. ............          270              3,761
                                                             ----------
Air Freight (0.0%)
FedEx Corp. + .........................          100              4,108
                                                             ----------
Airlines (0.0%)
Delta Air Lines, Inc. .................           50              1,143
Southwest Airlines Co. ................          260              4,134
                                                             ----------
                                                                  5,277
                                                             ----------
Aluminum (0.0%)
Alcan Aluminum Ltd. ...................          130              3,972
Alcoa Inc. ............................          320             10,326
                                                             ----------
                                                                 14,298
                                                             ----------
Auto Parts & Equipment (0.0%)
Cooper Tire & Rubber Co. ..............           40                528
Delphi Automotive Systems Corp. .......          230              2,670
Genuine Parts Co. .....................           70              2,275
Goodyear Tire & Rubber Co. (The) ......           60              1,118
Snap-On, Inc. .........................           10                268
TRW, Inc. .............................           70              2,365
Visteon Corp. .........................           70                833
                                                             ----------
                                                                 10,057
                                                             ----------
Automobiles (0.0%)
Ford Motor Co. ........................          680             10,914
General Motors Corp. ..................          190              7,851
                                                             ----------
                                                                 18,765
                                                             ----------
Banks - Major Regional (0.3%)
AmSouth Bancorporation ................          150              2,594
Bank of New York Co., Inc. ............          250              8,503
Bank One Corp. ........................          400             13,276
BB&T Corp. ............................          170              5,457
Comerica, Inc. ........................           70              3,226
Fifth Third Bancorp ...................          210             11,848
Fleet Boston Financial Corp. ..........          364             11,961
Huntington Bancshares Inc. ............           90              1,389
KeyCorp ...............................          170              3,614
Mellon Financial Corp. ................          180              6,048
National City Corp. ...................          240              6,336
Northern Trust Corp. ..................           90              4,544
PNC Financial Services Group ..........          100              5,490
Regions Financial Corp. ...............          100              2,691
SouthTrust Corp. ......................          130              2,946
Suntrust Banks, Inc. ..................          100              5,986
Synovus Financial Corp. ...............          110         $    2,532
U.S. Bancorp ..........................          639             11,361
Union Planters Corp. ..................           80              3,240
Wells Fargo & Co. .....................          590             23,305
Zions Bancorporation ..................           30              1,438
                                                             ----------
                                                                137,785
                                                             ----------
Banks - Money Center (0.1%)
Bank of America Corp. .................          540             31,855
Wachovia Corp. ........................          480             13,728
                                                             ----------
                                                                 45,583
                                                             ----------
Beverages - Alcoholic (0.0%)
Anheuser-Busch Co.'s, Inc. ............          320             13,331
Brown-Forman Corp. ....................           30              1,783
Coors (Adolph) Co. ....................           20                995
                                                             ----------
                                                                 16,109
                                                             ----------
Beverages - Non-alcoholic (0.1%)
Coca-Cola Co. (The) ...................          840             40,219
Coca-Cola Enterprises Inc. ............          160              2,936
Pepsi Bottling Group, Inc. (The) ......           60              2,789
PepsiCo, Inc. .........................          610             29,713
                                                             ----------
                                                                 75,657
                                                             ----------
Biotechnology (0.1%)
Amgen, Inc. + .........................          360             20,455
Biogen, Inc. + ........................           50              2,750
Chiron Corp. + ........................           70              3,767
Immunex Corp. + .......................          180              4,300
MedImmune, Inc. + .....................           90              3,532
                                                             ----------
                                                                 34,804
                                                             ----------
Broadcasting - TV, Radio & Cable (0.0%)
Comcast Corp. - Class A Special + .....          330             11,827
Univision Communications, Inc. + ......           50              1,250
                                                             ----------
                                                                 13,077
                                                             ----------
Building Materials Group (0.0%)
Masco Corp. ...........................          180              3,569
                                                             ----------
Cellular/Wireless Telecommunications (0.0%)
AT&T Wireless Services Inc. + .........          854             12,332
                                                             ----------
Chemicals (0.1%)
Air Products and Chemicals, Inc. ......           90              3,604
Du Pont (E.I.) de Nemours & Co. .......          380             15,196
Eastman Chemical Co. ..................           50              1,715
Praxair, Inc. .........................           60              2,831
Rohm & Haas Co. .......................           50              1,624
                                                             ----------
                                                                 24,970
                                                             ----------
Chemicals - Diversified (0.0%)
Engelhard Corp. .......................           60              1,571
PPG Industries Inc. ...................           70              3,418
                                                             ----------
                                                                  4,989
                                                             ----------
Chemicals - Speciality (0.0%)
Ecolab, Inc. ..........................           50              1,759



32  See Notes to Portfolio of Investments.

================================================================================

                                           Number of          Market
                                            Shares            Value
                                          ----------         ----------
Chemicals - Speciality (Continued)
International Flavors & Fragrances,
 Inc. .................................           60         $    1,711
                                                             ----------
                                                                  3,470
                                                             ----------
Communications Equipment (0.1%)
Andrew Corp. + ........................           30                545
CIENA Corp. + .........................          100              1,626
Comverse Technology, Inc. + ...........          110              2,069
Corning, Inc. .........................          310              2,499
JDS Uniphase Corp. + ..................          440              3,516
Lucent Technologies, Inc. .............          850              5,695
Qualcomm Inc. + .......................          260             12,771
                                                             ----------
                                                                 28,721
                                                             ----------
Computers - Hardware (0.2%)
Apple Computer, Inc. + ................          100              1,756
Compaq Computer Corp. .................          630              5,513
Dell Computer Corp. + .................        1,650             39,567
Hewlett-Packard Co. ...................          560              9,425
International Business Machines Corp. .          600             64,842
NCR Corp. + ...........................           40              1,418
Sun Microsystems, Inc. + ..............          970              9,845
                                                             ----------
                                                                132,366
                                                             ----------
Computers - Networking (0.1%)
Cisco Systems, Inc. + .................        2,500             42,300
Network Appliance, Inc. + .............          110              1,463
                                                             ----------
                                                                 43,763
                                                             ----------
Computers - Peripherals (0.0%)
Lexmark International Group, Inc. + ...           50              2,238
                                                             ----------
Computers Software/Services (0.3%)
Adobe Systems, Inc. ...................           80              2,112
Autodesk, Inc. ........................           20                664
BMC Software, Inc. + ..................           90              1,356
Citrix Systems, Inc. + ................           70              1,638
Computer Associates International, Inc.          370             11,440
Compuware Corp. + .....................          200              2,056
Intuit Inc. + .........................           50              2,011
Mercury Interactive Corp. + ...........           40                953
Microsoft Corp. + .....................        1,340             77,921
Oracle Corp. + ........................        1,930             26,171
PeopleSoft, Inc. + ....................          110              3,275
Unisys Corp. + ........................          150              1,340
VERITAS Software Corp. + ..............          130              3,689
Yahoo! Inc. + .........................          200              2,176
                                                             ----------
                                                                136,802
                                                             ----------
Construction (0.0%)
Vulcan Materials Co. ..................           50              2,079
                                                             ----------
Consumer Finance (0.1%)
Capital One Financial Corp. ...........          120              4,957
Countrywide Credit Industries, Inc. ...           50              1,997
Household International, Inc. .........          260             13,598
MBNA Corp. ............................          310              8,559
Providian Financial Corp. .............          110                428
                                                             ----------
                                                                 29,539
                                                             ----------
Containers - Metal & Glass (0.0%)
Ball Corp. ............................           20              1,231
                                                             ----------
Containers/Packaging - Paper (0.0%)
Bemis Co., Inc. .......................           20                865
Pactiv Corp. + ........................           80              1,296
Temple-Inland Inc. ....................           20              1,000
                                                             ----------
                                                                  3,161
                                                             ----------
Distributors - Food & Health (0.0%)
Cardinal Health, Inc. .................          160             10,738
McKesson HBOC, Inc. ...................           70              2,589
Supervalu, Inc. .......................           80              1,707
Sysco Corp. ...........................          260              6,269
                                                             ----------
                                                                 21,303
                                                             ----------
Electric Companies (0.2%)
Allegheny Energy, Inc. ................           70              2,558
Ameren Corp. ..........................           80              3,208
American Electric Power Co., Inc. .....          110              4,609
Cinergy Corp. .........................           80              2,414
CMS Energy Corp. ......................           90              1,936
Consolidated Edison, Inc. .............          120              4,739
Constellation Energy Group ............           90              2,013
Dominion Resources, Inc. ..............           90              5,501
DTE Energy Co. ........................           90              3,752
Duke Energy Corp. .....................          500             19,205
Edison International Inc. + ...........          110              1,563
Entergy Corp. .........................          140              5,439
Exelon Corp. ..........................          127              5,343
FirstEnergy Corp. .....................          140              4,824
FPL Group, Inc. .......................          110              5,841
GPU, Inc. .............................           80              3,172
Mirant Corp. + ........................          118              3,068
Niagara Mohawk Holdings Inc. + ........           60              1,075
PG&E Corp. ............................          150              2,709
Pinnacle West Capital Corp. ...........           50              2,108
PPL Corp. .............................          100              3,415
Progress Energy, Inc. .................          140              5,904
Public Service Enterprise Group, Inc. .           70              2,755
Reliant Energy Inc. ...................          180              5,031
Southern Co. ..........................          360              8,604
TECO Energy, Inc. .....................           60              1,545
TXU Corp. .............................          170              7,793
Xcel Energy, Inc. .....................          170              4,808
                                                             ----------
                                                                124,932
                                                             ----------
Electrical Equipment (0.3%)
American Power Conversion Corp. + .....           80              1,030
Cooper Industries, Inc. ...............           30              1,161
Emerson Electric Co. ..................          150              7,353
General Electric Co. ..................        3,400            123,794

                                      See Notes to Portfolio of Investments.  33

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund IV (continued)
================================================================================

                                                  Number of          Market
                                                   Shares            Value
                                                 -----------       ----------
Electrical Equipment (continued)
Molex, Inc. .......................................       70       $    2,025
Rockwell International Corp. ......................      100            1,378
Sanmina Corp. + ...................................      100            1,514
                                                                   ----------
                                                                      138,255
                                                                   ----------
Electronics - Component Dist. (0.0%)
Grainger (W.W.), Inc. .............................       50            2,165
                                                                   ----------
Electronics - Defense (0.0%)
Raytheon Co. ......................................      150            4,838
                                                                   ----------
Electronics - Instruments (0.0%)
Agilent Technologies, Inc. + ......................      300            6,681
PerkinElmer, Inc. .................................       20              538
Tektronix, Inc. + .................................       40              788
                                                                   ----------
                                                                        8,007
                                                                   ----------
Electronics - Semiconductors (0.1%)
Altera Corp. + ....................................       90            1,818
Analog Devices, Inc. + ............................      120            4,560
Applied Micro Circuits Corp. + ....................      100            1,103
Broadcom Corp. - Class A + ........................      100            3,441
Intel Corp. .......................................    1,840           44,933
Linear Technology Corp. ...........................      100            3,880
LSI Logic Corp. + .................................      150            2,542
Maxim Integrated Products, Inc. + .................      110            5,032
National Semiconductor Corp. + ....................       40            1,039
PMC Sierra Inc. + .................................      100            1,623
QLogic Corp. + ....................................       50            1,968
Xilinx, Inc. + ....................................      100            3,042
                                                                   ----------
                                                                       74,981
                                                                   ----------
Engineering & Construction (0.0%)
Fluor Corp. .......................................       30            1,117
                                                                   ----------
Entertainment (0.2%)
AOL Time Warner Inc. + ............................    1,520           47,439
Viacom, Inc. - Class B + ..........................      610           22,271
Walt Disney Co. (The) .............................      720           13,385
                                                                   ----------
                                                                       83,095
                                                                   ----------
Equipment - Semiconductors (0.0%)
Applied Materials, Inc. + .........................      200            6,822
KLA-Tencor Corp. + ................................       50            2,043
Novellus Systems, Inc. + ..........................       50            1,652
                                                                  ----------
                                                                       10,517
                                                                   ----------
Financial - Diversified (0.4%)
Ambac Financial Group, Inc. .......................       40            1,920
American Express Co. ..............................      450           13,244
Citigroup Inc. ....................................    1,730           78,750
Fannie Mae ........................................      640           51,814
Freddie Mac .......................................      450           30,519
J.P. Morgan Chase & Co. ...........................      670           23,691
Moody's Corp. .....................................      110            3,819
State Street Corp. ................................      130            5,920
USA Education Inc. ................................       80            6,525
                                                                   ----------
                                                                      216,202
                                                                   ----------
Foods (0.1%)
Campbell Soup Co. .................................      230       $    6,495
ConAgra Foods, Inc. ...............................      180            4,122
General Mills, Inc. ...............................      100            4,592
Heinz (H.J.) Co. ..................................      140            5,942
Hershey Foods Corp. ...............................       50            3,187
Kellogg Co. .......................................      230            7,015
Ralston Purina Group ..............................      102            3,345
Sara Lee Corp. ....................................      390            8,693
Unilever NV .......................................      190            9,876
Wrigley (Wm.) Jr. Co. .............................       70            3,503
                                                                   ----------
                                                                       56,770
                                                                   ----------
Footwear (0.0%)
NIKE, Inc. - Class B ..............................      110            5,429
Reebok International Ltd. + .......................       30              623
                                                                   ----------
                                                                        6,052
                                                                   ----------
Gaming, Lottery, & Pari-mutuel (0.0%)
Harrah's Entertainment, Inc. + ....................       40            1,165
International Game Technology + ...................       30            1,532
                                                                   ----------
                                                                        2,697
                                                                   ----------
Gold/precious Metals Mining (0.0%)
Barrick Gold Corp. ................................      160            2,495
Newmont Mining Corp. ..............................       50            1,160
Placer Dome, Inc. .................................      130            1,483
                                                                   ----------
                                                                        5,138
                                                                   ----------
Hardware & Tools (0.0%)
Black & Decker Corp. ..............................       20              662
Stanley Works (The) ...............................       30            1,149
                                                                   ----------
                                                                        1,811
                                                                  ----------
Health Care - Diversified (0.3%)
Abbott Laboratories ...............................      520           27,550
Bristol-Myers Squibb Co. ..........................      650           34,742
Johnson & Johnson .................................    1,524           88,255
                                                                   ----------
                                                                      150,547
                                                                   ----------
Health Care - Drugs (0.0%)
King Pharmaceuticals, Inc. + ......................       96            3,743
                                                                   ----------
Health Care - Drugs/Pharmaceuticals (0.4%)
Allergan, Inc. ....................................       50            3,589
Eli Lilly & Co. ...................................      380           29,070
Forest Laboratories, Inc. - Class A + .............       70            5,207
Merck & Co., Inc. .................................      830           52,962
Pfizer, Inc. ......................................    2,730          114,387
Pharmacia Corp. ...................................      440           17,829
Schering-Plough Corp. .............................      360           13,385
                                                                   ----------
                                                                      236,429
                                                                   ----------
Health Care - Hospital Management (0.0%)
HCA Inc. ..........................................      180            7,139
Tenet Healthcare Corp. + ..........................      180           10,353
                                                                   ----------
                                                                       17,492
                                                                   ----------
Health Care - Long Term Care (0.0%)
Manor Care, Inc. + ................................       50            1,168
                                                                   ----------

34  See Notes to Portfolio of Investments.

================================================================================

                                                  Number of          Market
                                                   Shares            Value
                                                 -----------       ----------
Health Care - Managed Care (0.1%)
Aetna Inc. ........................................       40       $    1,106
CIGNA Corp. .......................................       60            4,374
Humana, Inc. + ....................................       70              808
UnitedHealth Group Inc. ...........................      210           13,807
Wellpoint Health Networks, Inc. + .................       40            4,464
                                                                   ----------
                                                                       24,559
                                                                   ----------
Health Care - Medical Products/Supplies (0.1%)
AmerisourceBergen Corp. + .........................       40            2,542
Bard (C.R.) Inc. ..................................       20            1,098
Bausch & Lomb, Inc. ...............................       30              977
Baxter International, Inc. ........................      200            9,674
Becton, Dickinson & Co. ...........................      100            3,580
Biomet, Inc. ......................................      110            3,355
Boston Scientific Corp. + .........................      150            3,411
Guidant Corp. + ...................................      120            4,981
Medtronic, Inc. ...................................      440           17,732
St. Jude Medical, Inc. + ..........................       30            2,130
Stryker Corp. .....................................       70            3,937
Zimmer Holdings, Inc. + ...........................       80            2,473
                                                                   ----------
                                                                       55,890
                                                                   ----------
Health Care - Special Services (0.0%)
Healthsouth Corp. + ...............................      160            2,083
                                                                   ----------
Homebuilding (0.0%)
Centex Corp. ......................................       20              765
KB Home ...........................................       20              591
Pulte Homes, Inc. .................................       30              975
                                                                   ----------
                                                                        2,331
                                                                   ----------
Household Furnishings & Appliances (0.0%)
Leggett & Platt, Inc. .............................       60            1,300
Maytag Corp. ......................................       40            1,115
Whirlpool Corp. ...................................       20            1,181
                                                                   ----------
                                                                        3,596
                                                                   ----------
Household Products - Non-durable (0.1%)
Clorox Co. ........................................       90            3,213
Colgate-Palmolive Co. .............................      200           11,504
Kimberly-Clark Corp. ..............................      140            7,772
Procter & Gamble Co. ..............................      440           32,463
                                                                   ----------
                                                                       54,952
                                                                   ----------
Housewares (0.0%)
Fortune Brands, Inc. ..............................       70            2,579
Newell Rubbermaid Inc. ............................      100            2,764
Tupperware Corp. ..................................       30              612
                                                                   ----------
                                                                        5,955
                                                                   ----------
Insurance - Life/Health (0.1%)
AFLAC, Inc. .......................................      350            8,561
Jefferson-Pilot Corp. .............................       70            2,894
John Hancock Financial Services, Inc. .............      120            4,090
Lincoln National Corp. ............................       70            2,964
MetLife, Inc. .....................................      260            6,994
Torchmark Corp. ...................................       40            1,481
UnumProvident Corp. ...............................      120       $    2,692
                                                                   ----------
                                                                       29,676
                                                                   ----------
Insurance - Multi-line (0.2%)
American International Group, Inc. ................      912           71,683
Hartford Financial Services Group, Inc.............       80            4,320
Loews Corp. .......................................       80            4,064
                                                                   ----------
                                                                       80,067
                                                                   ----------
Insurance - Property/Casualty (0.1%)
Allstate Corp. (The) ..............................      270            8,473
Chubb Corp. .......................................       60            4,098
Cincinnati Financial Corp. ........................      100            3,720
MBIA, Inc. ........................................       90            4,145
MGIC Investment Corp. .............................       40            2,070
Progressive Corp. .................................       50            6,936
SAFECO Corp. ......................................       30              925
St. Paul Co., Inc. ................................       70            3,213
XL Capital Ltd. ...................................       40            3,474
                                                                   ----------
                                                                       37,054
                                                                   ----------
Insurance Brokers (0.0%)
Aon Corp. .........................................      100            3,804
Marsh & McLennan Co., Inc. ........................       70            6,773
                                                                   ----------
                                                                       10,577
                                                                   ----------
Investment Banking/Brokerage (0.0%)
Bear Stearns Co., Inc. (The) ......................       50            2,700
Merrill Lynch & Co., Inc. .........................      420           18,358
                                                                   ----------
                                                                       21,058
                                                                   ----------
Investment Management (0.0%)
Franklin Resources, Inc. ..........................      110            3,531
Stilwell Financial, Inc. ..........................      120            2,413
T. Rowe Price Group Inc. ..........................       70            1,943
                                                                   ----------
                                                                        7,887
                                                                   ----------
Leisure Time - Products (0.0%)
Brunswick Corp. ...................................       40              716
Harley-Davidson, Inc. .............................      120            5,431
Hasbro, Inc. ......................................       70            1,160
Mattel, Inc. ......................................      180            3,407
                                                                   ----------
                                                                       10,714
                                                                   ----------
Lodging - Hotels (0.0%)
Carnival Corp. ....................................      320            6,969
Hilton Hotels Corp. ...............................      200            1,712
Marriott International, Inc. ......................      100            3,133
Starwood Hotels & Resorts Worldwide, Inc...........       70            1,543
                                                                   ----------
                                                                       13,357
                                                                   ----------
Machinery - Diversified (0.0%)
Caterpillar, Inc. .................................       90            4,025
Deere & Co. .......................................       80            2,959
Dover Corp. .......................................       70            2,306
Ingersoll-Rand Co. ................................       70            2,611
                                                                   ----------
                                                                       11,901
                                                                   ----------

                                       See Notes to Portfolio of Investments. 35

Principal Protection Funds
Portfolio Of Investments - October 31, 2001
Principal Protection Fund IV (continued)
================================================================================

                                             Number of         Market
                                              Shares           Value
                                             ---------       ---------
Manufacturing - Diversified (0.2%)
Crane Co. ...................................     20         $    410
Danaher Corp. ...............................     50            2,787
Eaton Corp. .................................     40            2,618
Honeywell International Inc. ................    310            9,160
Illinois Tool Works, Inc. ...................    100            5,720
ITT Industries, Inc. ........................     30            1,443
Johnson Controls, Inc. ......................     30            2,170
Minnesota Mining and Manufacturing Co.(3M)...    140           14,613
National Service Industries, Inc. ...........     30              532
Parker-Hannifin Corp. .......................     50            1,795
Textron, Inc. ...............................     60            1,899
Thermo Electron Corp. + .....................    100            2,114
Tyco International Ltd. .....................    654           32,137
United Technologies Corp. ...................    140            7,545
                                                             --------
                                                               84,943
                                                             --------
Manufacturing - Specialized (0.0%)
Avery Dennison Corp. ........................     50            2,315
Sealed Air Corp. + ..........................     30            1,201
                                                             --------
                                                                3,516
                                                             --------
Metals Mining (0.0%)
Freeport-McMoRan Copper & Gold, Inc. +.......     40              444
Inco Ltd. + .................................    100            1,364
                                                             --------
                                                                1,808
                                                             --------
Natural Gas - Distribution - Pipe Line (0.1%)
El Paso Corp. ...............................    182            8,929
Enron Corp. .................................    430            5,977
KeySpan Energy Corp. ........................     80            2,654
Kinder Morgan, Inc. .........................     50            2,482
NICOR, Inc. .................................     20              778
NiSource Inc. ...............................    130            3,087
Peoples Energy Corp. ........................     10              383
Sempra Energy ...............................    130            3,042
Williams Co.'s, Inc. (The) ..................    170            4,908
                                                             --------
                                                               32,240
                                                             --------
Office Equipment & Supplies (0.0%)
Pitney Bowes, Inc. ..........................    100            3,666
                                                             --------
Oil & Gas - Drilling & Equipment (0.0%)
Baker Hughes Inc. ...........................    130            4,658
Halliburton Co. .............................    130            3,210
Noble Drilling Corp. + ......................     60            1,833
Rowan Co., Inc. + ...........................     40              675
Transocean Sedco Forex Inc. .................    100            3,015
                                                             --------
                                                               13,391
                                                             --------
Oil & Gas - Exploration/Production (0.1%)
Anadarko Petroleum Corp. ....................    140            7,987
Apache Corp. ................................     50            2,580
Burlington Resources, Inc. ..................    130            4,843
Devon Energy Corp. ..........................     50            1,915
EOG Resources, Inc. .........................     60            2,122
Kerr-McGee Corp. ............................     50            2,880
Oil & Gas - Exploration/Production (continued)
Unocal Corp. ................................    100         $  3,220
                                                             --------
                                                               25,547
                                                             --------
Oil & Gas - Refining & Marketing (0.0%)
Ashland Oil Inc. ............................     40            1,610
Sunoco, Inc. ................................     50            1,872
                                                             --------
                                                                3,482
                                                             --------
Oil-Domestic Integrated (0.2%)
Amerada Hess Corp. ..........................     30            1,763
ChevronTexaco Corp. .........................    559           49,499
Conoco Inc. .................................    360            9,252
Occidental Petroleum Corp. ..................    140            3,545
Phillips Petroleum Co. ......................    250           13,602
USX-Marathon Group ..........................    190            5,242
                                                             --------
                                                               82,903
                                                             --------
Oil - International Integrated (0.2%)
Exxon Mobil Corp. ...........................  2,360           93,102
Royal Dutch Petroleum Co. ...................    730           36,872
                                                             --------
                                                              129,974
                                                             --------
Paper & Forest Products (0.0%)
Boise Cascade Corp. .........................     40            1,142
Georgia-Pacific Corp. .......................     90            2,498
International Paper Co. .....................    190            6,802
Mead Corp. ..................................     40            1,074
Westvaco Corp. ..............................     40              982
Weyerhaeuser Co. ............................     70            3,494
Willamette Industries, Inc. .................     50            2,343
                                                             --------
                                                               18,335
                                                             --------
Personal Care (0.0%)
Alberto-Culver Co. - Class B ................     20              845
Avon Products, Inc. .........................     90            4,215
Gillette Co. ................................    360           11,192
                                                             --------
                                                               16,252
                                                             --------
Photography/Imaging (0.0%)
Eastman Kodak Co. ...........................    100            2,557
Xerox Corp. .................................    290            2,030
                                                             --------
                                                                4,587
                                                             --------
Publishing (0.0%)
McGraw-Hill Co., Inc. (The) .................     80            4,206
                                                             --------
Publishing - Newspapers (0.0%)
Dow Jones & Co., Inc. .......................     20              900
Gannett Co., Inc. ...........................    100            6,320
New York Times Co. ..........................     40            1,650
Tribune Co. .................................    120            3,624
                                                             --------
                                                               12,494
                                                             --------
Railroads (0.0%)
Burlington Northern Santa Fe Corp. ..........    160            4,299
CSX Corp. ...................................     80            2,696
Norfolk Southern Corp. ......................     50              837
Union Pacific Corp. .........................     80            4,161
                                                             --------
                                                               11,993
                                                             --------


36 See Notes to Portfolio of Investments.

================================================================================

                                             Number of       Market
                                              Shares          Value
                                             ---------        ------
REIT Diversified (0.0%)
Equity Office Properties Trust ..............      150        $ 4,275
                                                             --------
Restaurants (0.0%)
Darden Restaurants, Inc. ....................       50          1,601
McDonald's Corp. ............................      480         12,514
Starbucks Corp. + ...........................      140          2,397
Tricon Global Restaurants, Inc. + ...........       60          3,035
Wendy's International, Inc. .................       40          1,052
                                                             --------
                                                               20,599
                                                             --------
Retail - Building Supplies (0.1%)
Home Depot, Inc. ............................      840         32,113
Lowe's Co., Inc. ............................      230          7,843
Sherwin-Williams Co. ........................       50          1,218
                                                             --------
                                                               41,174
                                                             --------
Retail - Computers & Electronics (0.0%)
Best Buy Co., Inc. + ........................       70          3,843
RadioShack Corp. ............................       90          2,249
                                                             --------
                                                                6,092
                                                             --------
Retail - Department Stores (0.0%)
Federated Department Stores, Inc. + .........       70          2,239
J.C. Penney Co., Inc. .......................      100          2,172
Kohl's Corp. + ..............................      100          5,561
May Department Stores Co. ...................      110          3,460
                                                             --------
                                                               13,432
                                                             --------
Retail - General Merchandise Chains (0.2%)
Costco Wholesale Corp. + ....................      110          4,161
Sears, Roebuck & Co. ........................      130          5,040
Target Corp. ................................      270          8,411
Wal-Mart Stores, Inc. .......................    1,530         78,642
                                                             --------
                                                               96,254
                                                             --------
Retail - Speciality (0.0%)
AutoZone, Inc. + ............................       60          3,512
Bed Bath & Beyond, Inc. + ...................      130          3,258
Office Depot, Inc. + ........................      180          2,448
Staples, Inc. + .............................      180          2,624
Tiffany & Co. ...............................       50          1,169
                                                             --------
                                                               13,011
                                                             --------
Retail Speciality - Apparel (0.0%)
Gap, Inc. (The) .............................      340          4,444
Limited, Inc. (The) .........................      170          1,895
TJX Companies, Inc. .........................      110          3,718
                                                             --------
                                                               10,057
                                                             --------
Retail Stores - Drug Store (0.0%)
CVS Corp. ...................................      120          2,868
                                                             --------
Retail Stores - Food Chains (0.0%)
Albertson's, Inc. ...........................      140       $  4,467
Kroger Co. (The) + ..........................      300          7,338
Safeway, Inc. + .............................      180          7,497
                                                             --------
                                                               19,302
                                                             --------
Savings & Loan Companies (0.1%)
Charter One Financial, Inc. .................      106          2,889
Savings & Loan Companies (Continued)
Golden West Financial Corp. .................      100          4,860
Washington Mutual Financial Corp. ...........      575         17,359
                                                             --------
                                                               25,108
                                                             --------
Services - Advertising/marketing (0.0%)
Interpublic Group of Co.'s, Inc. ............       90          2,020
Omnicom Group, Inc. .........................       50          3,839
TMP Worldwide Inc. + ........................       50          1,493
                                                             --------
                                                                7,352
                                                             --------
Services - Commercial & Consumer (0.0%)
Cintas Corp. ................................       50          2,021
Convergys Corp. + ...........................       60          1,686
H&R Block, Inc. .............................       70          2,385
IMS Health, Inc. ............................      110          2,351
                                                             --------
                                                                8,443
                                                             --------
Services - Computer Systems (0.0%)
Computer Sciences Corp. + ...................       60          2,155
Electronic Data Systems Corp. ...............      160         10,299
Sabre Holdings Corp. + ......................       90          2,367
                                                             --------
                                                               14,821
                                                             --------
Services - Data Processing (0.1%)
Automatic Data Processing, Inc. .............      210         10,848
Concord EFS, Inc. + .........................      180          4,927
Equifax, Inc. ...............................       50          1,118
First Data Corp. ............................      140          9,460
Fiserv, Inc. + ..............................      110          4,091
Paychex, Inc. ...............................       90          2,885
                                                             --------
                                                               33,329
                                                             --------
Services - Employment (0.0%)
Robert Half International, Inc. + ...........       50          1,032
                                                             --------
Speciality Printing (0.0%)
Deluxe Corp. ................................       30          1,050
RR Donnelley & Sons Co. .....................       50          1,275
                                                             --------
                                                                2,325
                                                             --------
Steel (0.0%)
Allegheny Technologies Inc. .................       40            592
Nucor Corp. .................................       40          1,652
Worthington Industries ......................       30            390
                                                             --------
                                                                2,634
                                                             --------
Telephone (0.2%)
ALLTEL Corp. ................................      200         11,428
BellSouth Corp. .............................      470         17,390
CenturyTel, Inc. ............................       60          1,896
SBC Communications, Inc. ....................      840         32,013
Verizon Communications ......................      930         46,323
                                                             --------
                                                              109,050
                                                             --------
Telephone Long Distance (0.0%)
AT&T Corp. ..................................    1,170         17,842
Sprint Corp. ................................      310          6,200
                                                             --------
                                                               24,042
                                                             --------

                                 See Notes to Portfolio of Investments.       37

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Principal Protection Fund IV (continued)
================================================================================

                                             Number of      Market
                                              Shares        Value
                                             ---------      ------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc. .........................       20     $      910
VF Corp. ....................................       60          1,993
                                                           ----------
                                                                2,903
                                                           ----------
Tobacco (0.1%)
Philip Morris Co. Inc. ......................      740         34,632
UST, Inc. ...................................      100          3,361
                                                           ----------
                                                               37,993
                                                           ----------
Truckers (0.0%)
Ryder System, Inc. ..........................       30            561
                                                           ----------
Trucks & Parts (0.0%)
PACCAR, Inc. ................................       30          1,585
                                                           ----------
Waste Management (0.0%)
Allied Waste Industries, Inc. + .............       90            893
Waste Management, Inc. ......................      230          5,635
                                                           ----------
                                                                6,528
                                                           ----------
Total Common Stocks (Cost $3,334,720)                       3,329,566
                                                           ----------
                                             Principal
                                              Amount
                                             ---------
LONG-TERM BONDS AND NOTES (94.3%)
U.S. Treasury Strip, Zero Coupon, 08/15/05...$60,269,000   52,904,731
                                                          -----------
Total Long-Term Bonds and Notes
 (Cost $48,396,957)                                        52,904,731
Total Investments (Cost $51,731,677)(a)                   -----------
Other Assets Less Liabilities                              56,234,297
                                                             (109,324)
Total Net Assets                                          -----------
                                                          $56,124,973
                                                          ===========
Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $52,422,069. Unrealized gains and losses, based on identified tax cost at October 31, 2001, are as follows:

Unrealized gains.............................             $4,114,869
Unrealized losses............................               (302,641)
                                                          ----------
 Net unrealized gain.........................             $3,812,228
                                                          ==========


+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

38 See Notes to Financial Statements.

Principal Protection Funds
Portfolio Of Investments - October 31, 2001
Index Plus Protection Fund
================================================================================

                                            Number of            Market
                                             Shares              Value
                                         --------------     -----------
COMMON STOCKS (9.6%)
Aerospace/defense (0.1%)
B. F. Goodrich Co. ....................            50       $     1,067
Boeing Co. ............................           440            14,344
General Dynamics Corp. ................            90             7,344
Lockheed Martin Corp. .................           210            10,242
Northrop Grumman Corp. ................            40             3,998
Rockwell Collins, Inc. ................            70               945
                                                            -----------
                                                                 37,940
                                                            -----------
Agriculture (0.0%)
Archer-Daniels-Midland Co. ............           362             5,043
                                                            -----------
Air Freight (0.0%)
FedEx Corp. + .........................           140             5,751
                                                            -----------
Airlines (0.0%)
Delta Air Lines, Inc. .................            40               914
Southwest Airlines Co. ................           360             5,724
                                                            -----------
                                                                  6,638
                                                            -----------
Aluminum (0.1%)
Alcan Aluminum Ltd. ...................           180             5,499
Alcoa Inc. ............................           430            13,876
                                                            -----------
                                                                 19,375
                                                            -----------
Auto Parts & Equipment (0.0%)
Cooper Tire & Rubber Co. ..............            30               396
Delphi Automotive Systems Corp. .......           210             2,438
Genuine Parts Co. .....................            70             2,275
Goodyear Tire & Rubber Co. (The) ......            60             1,118
Snap-On, Inc. .........................            20               535
TRW, Inc. .............................           100             3,379
Visteon Corp. .........................            70               833
                                                            -----------
                                                                 10,974
                                                            -----------
Automobiles (0.1%)
Ford Motor Co. ........................           930            14,927
General Motors Corp. ..................           270            11,156
                                                            -----------
                                                                 26,083
                                                            -----------
Banks - Major Regional (0.4%)
AmSouth Bancorporation ................           130             2,248
Bank of New York Co., Inc. ............           370            12,584
Bank One Corp. ........................           550            18,255
BB&T Corp. ............................           200             6,420
Comerica, Inc. ........................           100             4,609
Fifth Third Bancorp ...................           274            15,459
Fleet Boston Financial Corp. ..........           506            16,627
Huntington Bancshares Inc. ............           120             1,852
KeyCorp ...............................           240             5,102
Mellon Financial Corp. ................           230             7,728
National City Corp. ...................           410            10,824
Northern Trust Corp. ..................           100             5,049
PNC Financial Services Group ..........           140             7,686
Regions Financial Corp. ...............            80             2,153
SouthTrust Corp. ......................           190             4,305
Suntrust Banks, Inc. ..................           150             8,979
Synovus Financial Corp. ...............           160       $     3,683
U.S. Bancorp ..........................           941            16,731
Union Planters Corp. ..................           110             4,455
Wells Fargo & Co. .....................           800            31,600
Zions Bancorporation ..................            50             2,396
                                                            -----------
                                                                188,745
                                                            -----------
Banks - Money Center (0.1%)
Bank of America Corp. .................           750            44,242
Wachovia Corp. ........................           660            18,876
                                                            -----------
                                                                 63,118
                                                            -----------
Beverages - Alcoholic (0.1%)
Anheuser-Busch Co.'s, Inc. ............           450            18,747
Brown-Forman Corp. ....................            40             2,378
Coors (Adolph) Co. ....................            20               995
                                                            -----------
                                                                 22,120
                                                            -----------
Beverages - Non-alcoholic (0.2%)
Coca-Cola Co. .........................         1,170            56,020
Coca-Cola Enterprises Inc. ............           240             4,404
Pepsi Bottling Group, Inc. ............            80             3,718
PepsiCo, Inc. .........................           830            40,429
                                                            -----------
                                                                104,571
                                                            -----------
Biotechnology (0.1%)
Amgen, Inc. + .........................           500            28,410
Biogen, Inc. + ........................            50             2,750
Chiron Corp. + ........................           110             5,920
Immunex Corp. + .......................           290             6,928
MedImmune, Inc. + .....................           120             4,709
                                                            -----------
                                                                 48,717
                                                            -----------
Broadcasting - Tv, Radio & Cable (0.0%)
Comcast Corp. - Class A Special + .....           450            16,128
Univision Communications, Inc. + ......           110             2,750
                                                            -----------
                                                                 18,878
                                                            -----------
Building Materials Group (0.0%)
Masco Corp. ...........................           180             3,569
                                                            -----------
Cellular/wireless Telecommunications (0.0%)
AT&T Wireless Services Inc. + .........         1,258            18,166
                                                            -----------
Chemicals (0.1%)
Air Products and Chemicals, Inc. ......            90             3,604
Du Pont (E.I.) de Nemours & Co. .......           500            19,995
Eastman Chemical Co. ..................            50             1,715
Praxair, Inc. .........................            60             2,831
Rohm & Haas Co. .......................            50             1,623
                                                            -----------
                                                                 29,768
                                                            -----------
Chemicals - Diversified (0.0%)
Engelhard Corp. .......................            50             1,309
PPG Industries Inc. ...................            90             4,395
                                                            -----------
                                                                  5,704
                                                            -----------
Chemicals - Speciality (0.0%)
Ecolab, Inc. ..........................            50             1,759
International Flavors & Fragrances,
 Inc...................................            60             1,711
                                                            -----------
                                                                  3,470
                                                            -----------

                                     See Notes to Portfolio of Investments.   39

Principal Protection Funds
Portfolio Of Investments - October 31, 2001
Index Plus Protection Fund (Continued)
================================================================================

                                            Number of           Market
                                              Shares             Value
                                         --------------     --------------
Communications Equipment (0.1%)
Andrew Corp. + ........................            40       $       727
CIENA Corp. + .........................           130             2,114
Comverse Technology, Inc. + ...........           100             1,881
Corning, Inc. .........................           490             3,949
JDS Uniphase Corp. + ..................           600             4,794
Lucent Technologies, Inc. .............         1,360             9,112
Qualcomm Inc. + .......................           370            18,175
Scientific-Atlanta, Inc. ..............            90             1,878
                                                            -----------
                                                                 42,630
                                                            -----------
Computers - Hardware (0.4%)
Apple Computer, Inc. + ................            90             1,580
Compaq Computer Corp. .................           860             7,525
Dell Computer Corp. + .................         2,270            54,435
Hewlett-Packard Co. ...................           730            12,286
International Business Machines Corp. .           830            89,698
NCR Corp. + ...........................            30             1,064
Sun Microsystems, Inc. + ..............         1,330            13,499
                                                            -----------
                                                                180,087
                                                            -----------
Computers - Networking (0.1%)
Cisco Systems, Inc. + .................         3,450            58,374
Network Appliance, Inc. + .............           120             1,596
                                                            -----------
                                                                 59,970
                                                            -----------
Computers - Peripherals (0.0%)
Lexmark International Group, Inc. + ...            50             2,238
                                                            -----------
Computers Software/services (0.4%)
Adobe Systems, Inc. ...................            90             2,376
Autodesk, Inc. ........................            20               664
BMC Software, Inc. + ..................           150             2,260
Citrix Systems, Inc. + ................           100             2,340
Computer Associates International, Inc.           540            16,697
Compuware Corp. + .....................           220             2,262
Intuit Inc. + .........................           110             4,424
Mercury Interactive Corp. + ...........            50             1,191
Microsoft Corp. + .....................         1,850           107,577
Oracle Corp. + ........................         2,660            36,070
PeopleSoft, Inc. + ....................           170             5,061
Unisys Corp. + ........................           300             2,679
VERITAS Software Corp. + ..............           210             5,960
Yahoo! Inc. + .........................           200             2,176
                                                            -----------
                                                                191,737
                                                            -----------
Construction (0.0%)
Vulcan Materials Co. ..................            40             1,663
                                                            -----------
Consumer Finance (0.1%)
Capital One Financial Corp. ...........           170             7,023
Countrywide Credit Industries, Inc. ...            60             2,396
Household International, Inc. .........           340            17,782
MBNA Corp. ............................           420            11,596
                                                            -----------
                                                                 38,797
                                                            -----------
Containers - Metal & Glass (0.0%)
Ball Corp. ............................            20             1,231
                                                            -----------
Containers/packaging - Paper (0.0%)
Bemis Co., Inc. .......................            20       $       865
Pactiv Corp. + ........................            70             1,134
Temple-Inland Inc. ....................            30             1,500
                                                            -----------
                                                                  3,499
                                                            -----------
Distributors - Food & Health (0.1%)
Cardinal Health, Inc. .................           220            14,764
McKesson HBOC, Inc. ...................           120             4,439
Supervalu, Inc. .......................           120             2,561
Sysco Corp. ...........................           320             7,715
                                                            -----------
                                                                 29,479
                                                            -----------
Electric Companies (0.4%)
Allegheny Energy, Inc. ................            80             2,924
Ameren Corp. ..........................           110             4,411
American Electric Power Co., Inc. .....           150             6,285
Cinergy Corp. .........................           110             3,320
CMS Energy Corp. ......................           130             2,796
Consolidated Edison, Inc. .............           160             6,318
Constellation Energy Group ............           140             3,132
Dominion Resources, Inc. ..............           130             7,946
DTE Energy Co. ........................           150             6,253
Duke Energy Corp. .....................           680            26,119
Edison International Inc. + ...........           110             1,563
Entergy Corp. .........................           190             7,381
Exelon Corp. ..........................           150             6,310
FirstEnergy Corp. .....................           200             6,892
FPL Group, Inc. .......................           150             7,965
GPU, Inc. .............................           110             4,362
Mirant Corp. + ........................           198             5,148
Niagara Mohawk Holdings Inc. + ........           100             1,792
PG&E Corp. ............................           150             2,709
Pinnacle West Capital Corp. ...........            60             2,529
PPL Corp. .............................           130             4,440
Progress Energy, Inc. .................           190             8,012
Public Service Enterprise Group, Inc. .            90             3,542
Reliant Energy Inc. ...................           260             7,267
Southern Co. ..........................           530            12,667
TECO Energy, Inc. .....................            50             1,288
TXU Corp. .............................           230            10,543
Xcel Energy, Inc. .....................           260             7,353
                                                            -----------
                                                                171,267
                                                            -----------
Electrical Equipment (0.4%)
American Power Conversion Corp. + .....           110             1,416
Cooper Industries, Inc. ...............            50             1,935
Emerson Electric Co. ..................           220            10,785
General Electric Co. ..................         4,710           171,491
Molex, Inc. ...........................           110             3,182
Rockwell International Corp. ..........           100             1,378
Sanmina Corp. + .......................           110             1,665
                                                            -----------
                                                                191,852
                                                            -----------
Electronics - Component Dist. (0.0%)
Grainger (W.W.), Inc. .................            50             2,165
                                                            -----------

40   See Notes to Portfolio of Investments.

================================================================================

                                            Number of           Market
                                             Shares              Value
                                         --------------     --------------
Electronics - Defense (0.0%)
Raytheon Co. ..........................           170       $     5,482
                                                            --------------
Electronics - Instruments (0.0%)
Agilent Technologies, Inc. + ..........           420             9,354
PerkinElmer, Inc. .....................            40             1,076
Tektronix, Inc. + .....................            40               788
                                                            --------------
                                                                 11,218
                                                            --------------
Electronics - Semiconductors (0.2%)
Altera Corp. + ........................           140             2,828
Analog Devices, Inc. + ................           190             7,220
Applied Micro Circuits Corp. + ........           140             1,544
Broadcom Corp. - Class A + ............           120             4,129
Intel Corp. ...........................         2,560            62,515
Linear Technology Corp. ...............           170             6,596
LSI Logic Corp. + .....................           120             2,034
Maxim Integrated Products, Inc. + .....           160             7,320
National Semiconductor Corp. + ........            50             1,299
PMC Sierra Inc. + .....................            90             1,461
QLogic Corp. + ........................            40             1,574
Xilinx, Inc. + ........................           190             5,780
                                                            --------------
                                                                104,300
                                                            --------------
Engineering & Construction (0.0%)
Fluor Corp. ...........................            40             1,489
                                                            --------------
Entertainment (0.3%)
AOL Time Warner Inc. + ................         2,110            65,853
Viacom, Inc. - Class B + ..............           850            31,034
Walt Disney Co. (The) .................           990            18,404
                                                            --------------
                                                                115,291
                                                            --------------
Equipment - Semiconductors (0.0%)
Applied Materials, Inc. + .............           280             9,551
KLA-Tencor Corp. + ....................            80             3,269
Novellus Systems, Inc. + ..............            50             1,651
                                                            --------------
                                                                 14,471
                                                            --------------
Financial - Diversified (0.6%)
Ambac Financial Group, Inc. ...........            50             2,400
American Express Co. ..................           620            18,246
Citigroup Inc. ........................         2,390           108,793
Fannie Mae ............................           880            71,245
Freddie Mac ...........................           600            40,692
J.P. Morgan Chase & Co. ...............           930            32,885
Moody's Corp. .........................           150             5,208
State Street Corp. ....................           180             8,197
USA Education Inc. ....................           120             9,787
                                                            --------------
                                                                297,453
                                                            --------------
Foods (0.2%)
Campbell Soup Co. .....................           300             8,472
ConAgra Foods, Inc. ...................           360             8,244
General Mills, Inc. ...................           140             6,429
Heinz (H.J.) Co. ......................           190             8,064
Hershey Foods Corp. ...................            70             4,461
Kellogg Co. ...........................           310             9,455
Ralston Purina Group ..................           170             5,574
Sara Lee Corp. ........................           580       $    12,928
Unilever NV ...........................           270            14,035
Wrigley (Wm.) Jr. Co. .................           120             6,006
                                                            --------------
                                                                 83,668
                                                            --------------
Footwear (0.0%)
NIKE, Inc. - Class B ..................           120             5,923
Reebok International Ltd. + ...........            30               623
                                                            --------------
                                                                  6,546
                                                            --------------
Gaming, Lottery, & Pari-mutuel (0.0%)
Harrah's Entertainment, Inc. + ........            60             1,748
International Game Technology + .......            30             1,531
                                                            --------------
                                                                  3,279
                                                            --------------
Gold/precious Metals Mining (0.0%)
Barrick Gold Corp. ....................           230             3,585
Newmont Mining Corp. ..................           100             2,320
Placer Dome, Inc. .....................           170             1,940
                                                            --------------
                                                                  7,845
                                                            --------------
Hardware & Tools (0.0%)
Black & Decker Corp. ..................            50             1,654
Stanley Works (The) ...................            40             1,533
                                                            --------------
                                                                  3,187
                                                            --------------
Health Care - Diversified (0.5%)
Abbott Laboratories ...................           730            38,675
Bristol-Myers Squibb Co. ..............           910            48,640
Johnson & Johnson .....................         2,100           121,611
                                                            --------------
                                                                208,926
                                                            --------------
Health Care - Drugs (0.0%)
King Pharmaceuticals, Inc. + ..........            90             3,509
                                                            --------------
Health Care - Drugs/pharmaceuticals (0.7%)
Allergan, Inc. ........................            70             5,025
Eli Lilly & Co. .......................           530            40,545
Forest Laboratories, Inc. - Class A + .            80             5,951
Merck & Co., Inc. .....................         1,070            68,277
Pfizer, Inc. ..........................         4,260           178,494
Pharmacia Corp. .......................           610            24,717
Schering-Plough Corp. .................           500            18,590
                                                            --------------
                                                                341,599
                                                            --------------
Health Care - Hospital Management (0.1%)
HCA Inc. ..............................           260            10,312
Tenet Healthcare Corp. + ..............           250            14,380
                                                            --------------
                                                                 24,692
                                                            --------------
Health Care - Long Term Care (0.0%)
Manor Care, Inc. + ....................            60             1,402
                                                            --------------
Health Care - Managed Care (0.1%)
Aetna Inc. ............................            60             1,658
CIGNA Corp. ...........................            70             5,103
Humana, Inc. + ........................            70               809
UnitedHealth Group Inc. ...............           290            19,067
Wellpoint Health Networks, Inc. + .....            50             5,580
                                                            --------------
                                                                 32,217
                                                            --------------

                                     See Notes to Portfolio of Investments.   41

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Index Plus Protection Fund (continued)
================================================================================

                                                   Number of       Market
                                                    Shares          Value
                                                  -----------     ---------
Health Care - Medical Products/supplies (0.2%)
AmerisourceBergen Corp. + .............                   60      $   3,814
Bard (C.R.) Inc. ......................                   20          1,098
Bausch & Lomb, Inc. ...................                   20            651
Baxter International, Inc. ............                  280         13,543
Becton, Dickinson & Co. ...............                  140          5,012
Biomet, Inc. ..........................                  140          4,270
Boston Scientific Corp. + .............                  220          5,003
Guidant Corp. + .......................                  160          6,641
Medtronic, Inc. .......................                  600         24,180
St. Jude Medical, Inc. + ..............                   50          3,550
Stryker Corp. .........................                   90          5,062
Zimmer Holdings, Inc. + ...............                   80          2,473
                                                                  ----------
                                                                     75,297
                                                                  ----------
Health Care - Special Services (0.0%)
Healthsouth Corp. + ...................                  170          2,213
                                                                  ----------
Homebuilding (0.0%)
Centex Corp. ..........................                   30          1,148
KB Home ...............................                   20            591
Pulte Homes, Inc. .....................                   30            975
                                                                  ----------
                                                                      2,714
                                                                  ----------
Household Furnishings & Appliances (0.0%)
Leggett & Platt, Inc. .................                   80          1,734
Maytag Corp. ..........................                   40          1,115
Whirlpool Corp. .......................                   40          2,361
                                                                  ----------
                                                                      5,210
                                                                  ----------
Household Products - Non-durable (0.2%)
Clorox Co. ............................                  120          4,284
Colgate-Palmolive Co. .................                  260         14,955
Kimberly-Clark Corp. ..................                  190         10,547
Procter & Gamble Co. ..................                  610         45,006
                                                                  ----------
                                                                     74,792
                                                                  ----------
Housewares (0.0%)
Fortune Brands, Inc. ..................                   60          2,211
Newell Rubbermaid Inc. ................                  140          3,869
Tupperware Corp. ......................                   30            612
                                                                  ----------
                                                                      6,692
                                                                  ----------
Insurance - Life/health (0.1%)
AFLAC, Inc. ...........................                  460         11,251
Jefferson-Pilot Corp. .................                   90          3,721
John Hancock Financial Services, Inc. .                  170          5,794
Lincoln National Corp. ................                  100          4,235
MetLife, Inc. .........................                  370          9,953
Torchmark Corp. .......................                   60          2,222
UnumProvident Corp. ...................                  220          4,935
                                                                  ----------
                                                                     42,111
                                                                  ----------
Insurance - Multi-line (0.2%)
American International Group, Inc. ....                1,250         98,250
Hartford Financial Services Group, Inc.                  120          6,480
Loews Corp. ...........................                   90          4,572
                                                                  ----------
                                                                    109,302
                                                                  ----------
Insurance - Property/Casualty (0.1%)
Allstate Corp. (The) ..................                  370      $  11,610
Chubb Corp. ...........................                   90          6,147
Cincinnati Financial Corp. ............                  140          5,208
MBIA, Inc. ............................                  130          5,988
MGIC Investment Corp. .................                   60          3,104
Progressive Corp. .....................                   70          9,710
SAFECO Corp. ..........................                   50          1,542
St. Paul Co., Inc. ....................                   80          3,672
XL Capital Ltd. .......................                   50          4,343
                                                                  ----------
                                                                     51,324
                                                                  ----------
Insurance Brokers (0.0%)
Aon Corp. .............................                  140          5,326
Marsh & McLennan Co., Inc. ............                  110         10,642
                                                                  ----------
                                                                     15,968
                                                                  ----------
Investment Banking/brokerage (0.1%)
Bear Stearns Co., Inc. (The) ..........                   70          3,780
Merrill Lynch & Co., Inc. .............                  580         25,352
                                                                  ----------
                                                                     29,132
                                                                  ----------
Investment Management (0.0%)
Franklin Resources, Inc. ..............                  150          4,815
Stilwell Financial, Inc. ..............                  150          3,016
T. Rowe Price Group Inc. ..............                  100          2,776
                                                                  ----------
                                                                     10,607
                                                                  ----------
Leisure Time - Products (0.0%)
Brunswick Corp. .......................                   50            895
Harley-Davidson, Inc. .................                  150          6,789
Hasbro, Inc. ..........................                   90          1,491
Mattel, Inc. ..........................                  250          4,732
                                                                  ----------
                                                                     13,907
                                                                  ----------
Lodging - Hotels (0.0%)
Carnival Corp. ........................                  440          9,583
Hilton Hotels Corp. ...................                  130          1,113
Marriott International, Inc. ..........                   90          2,819
Starwood Hotels & Resorts Worldwide,
 Inc...................................                   70          1,543
                                                                  ----------
                                                                     15,058
                                                                  ----------
Machinery - Diversified (0.0%)
Caterpillar, Inc. .....................                  120          5,366
Deere & Co. ...........................                  130          4,809
Dover Corp. ...........................                  100          3,295
Ingersoll-Rand Co. ....................                  100          3,730
                                                                  ----------
                                                                     17,200
                                                                  ----------
Manufacturing - Diversified (0.2%)
Crane Co. .............................                   30            614
Danaher Corp. .........................                   80          4,459
Eaton Corp. ...........................                   40          2,618
Honeywell International Inc. ..........                  400         11,820
Illinois Tool Works, Inc. .............                  150          8,580
ITT Industries, Inc. ..................                   40          1,924
Johnson Controls, Inc. ................                   30          2,170
Minnesota Mining and Manufacturing Co.
 (3M)..................................                  190         19,832
National Service Industries, Inc. .....                   30            532

42   See Notes to Portfolio of Investments.

                                                Number Of       Market
                                                 Shares         Value
                                                ---------   ------------
Manufacturing - Diversified (continued)
Parker-Hannifin Corp. .................            40       $     1,436
Textron, Inc. .........................            50             1,583
Thermo Electron Corp. + ...............            60             1,268
Tyco International Ltd. ...............           908            44,619
United Technologies Corp. .............           190            10,239
                                                            -----------
                                                                111,694
                                                            -----------
Manufacturing - Specialized (0.0%)
Avery Dennison Corp. ..................            70             3,241
Pall Corp. ............................            60             1,218
Sealed Air Corp. + ....................            40             1,602
                                                            -----------
                                                                  6,061
                                                            -----------
Metals Mining (0.0%)
Freeport-McMoRan Copper & Gold, Inc. +             90               999
Inco Ltd. + ...........................            80             1,091
                                                            -----------
                                                                  2,090
                                                            -----------
Natural Gas - Distribution - Pipe Line (0.1%)
El Paso Corp. .........................           255            12,510
Enron Corp. ...........................           580             8,062
KeySpan Energy Corp. ..................           120             3,982
Kinder Morgan, Inc. ...................            40             1,985
NICOR, Inc. ...........................            20               778
NiSource Inc. .........................           140             3,325
Peoples Energy Corp. ..................            10               383
Sempra Energy .........................           180             4,212
Williams Co.'s, Inc. (The) ............           240             6,929
                                                            -----------
                                                                 42,166
                                                            -----------
Office Equipment & Supplies (0.0%)
Pitney Bowes, Inc. ....................           130             4,766
                                                            -----------
Oil & Gas - Drilling & Equipment (0.0%)
Baker Hughes Inc. .....................           180             6,449
Halliburton Co. .......................           160             3,950
Noble Drilling Corp. + ................            70             2,139
Rowan Co., Inc. + .....................            30               507
Transocean Sedco Forex Inc. ...........           160             4,824
                                                            -----------
                                                                 17,869
                                                            -----------
Oil & Gas - Exploration/production (0.1%)
Anadarko Petroleum Corp. ..............           180            10,269
Apache Corp. ..........................            50             2,580
Burlington Resources, Inc. ............           190             7,077
Devon Energy Corp. ....................            50             1,915
EOG Resources, Inc. ...................            50             1,769
Kerr-McGee Corp. ......................            40             2,304
Unocal Corp. ..........................            90             2,898
                                                            -----------
                                                                 28,812
                                                            -----------
Oil & Gas - Refining & Marketing (0.0%)
Ashland Oil Inc. ......................            50             2,013
Sunoco, Inc. ..........................            70             2,620
                                                            -----------
                                                                  4,633
                                                            -----------
Oil - Domestic Integrated (0.3%)
Amerada Hess Corp. ....................            40             2,350
ChevronTexaco Corp. ...................           924            81,820
Oil - Domestic Integrated (continued)
Conoco Inc. ...........................           440            11,308
Occidental Petroleum Corp. ............           190             4,811
Phillips Petroleum Co. ................           346            18,826
USX-Marathon Group ....................           290             8,001
                                                            -----------
                                                                127,116
                                                            -----------
Oil - International Integrated (0.4%)
Exxon Mobil Corp. .....................         3,240           127,818
Royal Dutch Petroleum Co. .............         1,000            50,510
                                                            -----------
                                                                178,328
                                                            -----------
Paper & Forest Products (0.1%)
Boise Cascade Corp. ...................            40             1,142
Georgia-Pacific Corp. .................            90             2,499
International Paper Co. ...............           240             8,592
Mead Corp. ............................            50             1,342
Westvaco Corp. ........................            40               982
Weyerhaeuser Co. ......................           110             5,490
Willamette Industries, Inc. ...........            60             2,811
                                                            -----------
                                                                 22,858
                                                            -----------
Personal Care (0.1%)
Alberto-Culver Co. - Class B ..........            20               845
Avon Products, Inc. ...................           110             5,151
Gillette Co. ..........................           500            15,545
                                                            -----------
                                                                 21,541
                                                            -----------
Photography/Imaging (0.0%)
Eastman Kodak Co. .....................           110             2,813
Xerox Corp. ...........................           370             2,590
                                                            -----------
                                                                  5,403
                                                            -----------
Publishing (0.0%)
McGraw-Hill Co., Inc. (The) ...........           110             5,784
Meredith Corp. ........................            20               660
                                                            -----------
                                                                  6,444
                                                            -----------
Publishing - Newspapers (0.0%)
Dow Jones & Co., Inc. .................            20               900
Gannett Co., Inc. .....................           130             8,216
New York Times Co. ....................           100             4,125
Tribune Co. ...........................           180             5,436
                                                            -----------
                                                                 18,677
                                                            -----------
Railroads (0.0%)
Burlington Northern Santa Fe Corp. ....           190             5,105
CSX Corp. .............................            80             2,696
Union Pacific Corp. ...................           110             5,721
                                                            -----------
                                                                 13,522
                                                            -----------
REIT Diversified (0.0%)
Equity Office Properties Trust ........           190             5,415
                                                            -----------
Restaurants (0.1%)
Darden Restaurants, Inc. ..............            70             2,242
McDonald's Corp. ......................           660            17,206
Starbucks Corp. + .....................           140             2,397
Tricon Global Restaurants, Inc. + .....            70             3,541
Wendy's International, Inc. ...........            60             1,578
                                                            -----------
                                                                 26,964
                                                            -----------


                                       See Notes to Portfolio of Investments. 43

Principal Protection Funds
Portfolio of Investments - October 31, 2001
Index Plus Protection Fund (continued)
--------------------------------------------------------------------------------

                                           Number of            Market
                                            Shares             Value
                                         --------------     --------------
Retail - Building Supplies (0.1%)
Home Depot, Inc. ......................         1,100       $    42,053
Lowe's Co., Inc. ......................           290             9,889
Sherwin-Williams Co. ..................            80             1,949
                                                            -----------
                                                                 53,891
                                                            -----------
Retail - Computers & Electronics (0.0%)
Best Buy Co., Inc. + ..................            70             3,843
Circuit City Stores - Circuit City
 Group.................................            90             1,235
RadioShack Corp. ......................            70             1,749
                                                            -----------
                                                                  6,827
                                                            -----------
Retail - Department Stores (0.0%)
Federated Department Stores, Inc. + ...            90             2,879
J.C. Penney Co., Inc. .................           150             3,258
Kohl's Corp. + ........................           160             8,898
May Department Stores Co. .............           120             3,774
                                                            -----------
                                                                 18,809
                                                            -----------
Retail - General Merchandise Chains (0.3%)
Costco Wholesale Corp. + ..............           170             6,431
Sears, Roebuck & Co. ..................           160             6,203
Target Corp. ..........................           360            11,214
Wal-Mart Stores, Inc. .................         2,100           107,940
                                                            -----------
                                                                131,788
                                                            -----------
Retail - Speciality (0.0%)
AutoZone, Inc. + ......................            90             5,268
Bed Bath & Beyond, Inc. + .............           110             2,756
Office Depot, Inc. + ..................           250             3,400
Staples, Inc. + .......................           160             2,333
Tiffany & Co. .........................            70             1,637
                                                            -----------
                                                                 15,394
                                                            -----------

Retail Speciality - Apparel (0.0%)
Gap, Inc. (The) .......................           410             5,359
Limited, Inc. (The) ...................           160             1,784
TJX Companies, Inc. ...................           130             4,394
                                                            -----------
                                                                 11,537
                                                            -----------
Retail Stores - Drug Store (0.0%)
CVS Corp. .............................           180             4,302
                                                            -----------
Retail Stores - Food Chains (0.1%)
Albertson's, Inc. .....................           210             6,701
Kroger Co. (The) + ....................           390             9,539
Safeway, Inc. + .......................           250            10,413
                                                            -----------
                                                                 26,653
                                                            -----------
Savings & Loan Companies (0.1%)
Charter One Financial, Inc. ...........            99             2,698
Golden West Financial Corp. ...........           110             5,346
Washington Mutual Financial Corp. .....           795            24,001
                                                            -----------
                                                                 32,045
                                                            -----------
Services - Advertising/marketing (0.0%)
Interpublic Group of Co.'s, Inc. ......           140             3,143
Omnicom Group, Inc. ...................            70             5,375
TMP Worldwide Inc. + ..................            40             1,194
                                                            -----------
                                                                  9,712
                                                            -----------

Services - Commercial & Consumer (0.0%)
Cintas Corp. ..........................            80             3,234
Convergys Corp. + .....................           100             2,810
H&R Block, Inc. .......................           100             3,408
IMS Health, Inc. ......................           160             3,419
                                                            -----------
                                                                 12,871
                                                            -----------
Services - Computer Systems (0.1%)
Computer Sciences Corp. + .............            50             1,796
Electronic Data Systems Corp. .........           230            14,805
Sabre Holdings Corp. + ................           130             3,419
                                                            -----------
                                                                 20,020
                                                            -----------
Services - Data Processing (0.1%)
Automatic Data Processing, Inc. .......           290            14,981
Concord EFS, Inc. + ...................           250             6,843
Equifax, Inc. .........................            50             1,118
First Data Corp. ......................           200            13,514
Fiserv, Inc. + ........................           125             4,649
Paychex, Inc. .........................           120             3,847
                                                            -----------
                                                                 44,952
                                                            -----------
Services - Employment (0.0%)
Robert Half International, Inc. + .....           100             2,063
                                                            -----------
Speciality Printing (0.0%)x
Deluxe Corp. ..........................            30             1,050
RR Donnelley & Sons Co. ...............            70             1,785
                                                            -----------
                                                                  2,835
                                                            -----------
Steel (0.0%)
Allegheny Technologies Inc. ...........            40               592
Nucor Corp. ...........................            50             2,065
                                                            -----------
                                                                  2,657
                                                            -----------
Telephone (0.3%)
ALLTEL Corp. ..........................           280            15,999
BellSouth Corp. .......................           650            24,050
CenturyTel, Inc. ......................            50             1,580
SBC Communications, Inc. ..............         1,150            43,826
Verizon Communications ................         1,280            63,757
                                                            -----------
                                                                149,212
                                                            -----------
Telephone Long Distance (0.1%)
AT&T Corp. ............................         1,620            24,705
Sprint Corp. ..........................           420             8,400
                                                            -----------
                                                                 33,105
                                                            -----------
Textiles - Apparel (0.0%)
Liz Claiborne, Inc. ...................            20               910
VF Corp. ..............................            60             1,993
                                                            -----------
                                                                  2,903
                                                            -----------
Tobacco (0.1%)
Philip Morris Co. Inc. ................         1,040            48,672
UST, Inc. .............................           140             4,705
                                                            -----------
                                                                 53,377
                                                            -----------
Truckers (0.0%)
Ryder System, Inc. ....................            30               561
                                                            -----------
Trucks & Parts (0.0%)
PACCAR, Inc. ..........................            50             2,641
                                                            -----------

44 See Notes to Portfolio of Investments.

                                           Number of            Market
                                             Shares             Value
                                         --------------     --------------
Waste Management (0.0%)
Allied Waste Industries, Inc. + .......           110       $     1,091
Waste Management, Inc. ................           310             7,595
                                                                  8,686
                                                            -----------
Total Common Stocks (Cost $4,607,121)                         4,564,546
                                                            -----------
                                           Principal
                                            Amount
                                         --------------
Long-Term Bonds And Notes (90.5%)
Federal National Mortgage Assoc.,
 Zero Coupon, 11/15/05 ................  $  1,000,000           855,589
U.S. Treasury Strip, Zero Coupon,
 11/15/05..............................    48,680,000        42,332,615
                                                            -----------
Total Long-term Bonds And Notes (Cost
 $39,930,083)                                                43,188,204
                                                            -----------
Total Investments (Cost $44,537,204)(a)                      47,752,750
Other Assets Less Liabilities                                   (23,543)
                                                            -----------
Total Net Assets                                            $47,729,207
                                                            ===========

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $45,393,654. Unrealized gains and losses, based on identified tax cost at October 31, 2001, are as follows:

Unrealized gains..............................              $ 2,663,768
Unrealized losses.............................                (304,672)
                                                            -----------
 Net unrealized gain..........................              $ 2,359,096
                                                            ===========

+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

                                           See Notes to Financial Statements. 45

Principal Protection Funds
Statements of Assets and Liabilities
October 31, 2001
================================================================================

Assets:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Investments sold .....................................................
 Reimbursement from Investment Adviser ................................
Other assets ..........................................................
     Total assets .....................................................

Liabilities:
Payable for:
 Investments purchased.................................................
 Fund shares redeemed .................................................
 Investment advisory fees..............................................
 Administration service fees...........................................
 Distribution and shareholder service fees.............................
Other liabilities .....................................................
     Total liabilities ................................................
   NET ASSETS .........................................................

Net assets represented by:
Paid-in capital .......................................................
Net unrealized gain on investments ....................................
Undistributed net investment income ...................................
Accumulated net realized loss on investments ..........................
     NET ASSETS .......................................................

Cost of investments ...................................................
Capital Shares, $.001 par value:
Class A:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value and redemption price per share (net assets divided by shares outstanding) ..................................................
 Offering Price (net asset value divided by 1 minus maximum sales load)
Class B:
 Outstanding ..........................................................
 Net Assets ...........................................................
 Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding) .......................................

46  See Notes to Financial Statements.

================================================================================

       Principal Protection  Principal Protection  Principal Protection  Principal Protection     Index Plus
              Fund I               Fund II               Fund III              Fund IV          Protection Fund
       --------------------  --------------------  --------------------  --------------------  -----------------
            $132,948,985          $104,749,591          $ 90,301,037           $56,234,297         $47,752,750
                  48,142                    --               109,245                18,954              82,258

                  39,994                 8,540                 8,616                 2,276               1,704
                 841,233               274,761               283,378               144,568             186,855
                   2,066                11,604                 3,786                 3,041               6,661
                      --                    --                    --                   244                  --
            ------------          ------------          ------------           -----------         -----------
             133,880,420           105,044,496            90,706,062            56,403,380          48,030,228
            ------------          ------------          ------------           -----------         -----------


                 685,731               202,344               264,476               103,742             188,116
                  43,932                85,132                13,522                51,110                 250
                  73,183                57,458                49,569                30,789              26,212
                  11,259                 8,840                 7,626                 4,737               4,033
                 102,224                83,116                69,961                44,073              36,907
                  73,855               143,215                54,999                43,956              45,503
            ------------          ------------          ------------           -----------         -----------
                 990,184               580,105               460,153               278,407             301,021
            ------------          ------------          ------------           -----------         -----------
            $132,890,236          $104,464,391          $ 90,245,909           $56,124,973         $47,729,207
            ============          ============          ============           ===========         ===========

            $132,720,149          $107,946,061          $ 92,271,787           $58,130,502         $49,219,727
               9,844,143             7,233,255             6,636,225             4,502,620           3,215,546
               2,894,300             2,340,183             1,635,444               969,825             166,085
             (12,568,356)          (13,055,108)          (10,297,547)           (7,477,974)         (4,872,151)
            ------------          ------------          ------------           -----------         -----------
            $132,890,236          $104,464,391          $ 90,245,909           $56,124,973         $47,729,207
            ============          ============          ============           ===========         ===========

            $123,104,842          $ 97,516,336          $ 83,664,813           $51,731,677         $44,537,204


               1,622,528               848,769               992,172               529,355             548,599
            $ 16,340,362          $  8,342,721          $  9,829,956           $ 5,176,193         $ 5,383,132
            $      10.07          $       9.83          $       9.91           $      9.78         $      9.81
            $      10.57          $      10.32          $      10.40           $     10.27         $     10.30


              11,655,148             9,833,490             8,174,679             5,247,918           4,346,341
            $116,549,874          $ 96,121,670          $ 80,415,953           $50,948,780         $42,346,075
            $      10.00          $       9.77          $       9.84           $      9.71         $      9.74

                                          See Notes to Financial Statements.  47

Principal Protection Funds
Statements of Operations
Year Ended October 31, 2001
================================================================================

Investment Income:
Dividends ............................................................
Interest .............................................................

Foreign taxes withheld on dividends ..................................
     Total investment income .........................................

Investment Expenses:
Investment advisory fees .............................................
Administrative services fees .........................................
Distribution plan fees - Class A .....................................
Distribution plan fees - Class B .....................................
Shareholder service fees - Class A ...................................
Shareholder service fees - Class B ...................................
Printing and postage fees ............................................
Custody fees .........................................................
Transfer agent fees ..................................................
Audit and tax fees ...................................................
Directors' fees ......................................................
Registration fees ....................................................
Insurance expense ....................................................
Miscellaneous expenses ...............................................
Expenses before reimbursement and waiver from Investment Adviser .....
Expense reimbursement and waiver from Investment Adviser .............
     Net investment expenses .........................................
Net investment income ................................................

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
 Investments .........................................................
 Futures contracts ...................................................
     Net realized loss on investments ................................
Net change in unrealized gain or loss on:
 Investments .........................................................
 Futures contracts ...................................................
     Net change in unrealized gain or loss on investments ............
Net realized and change in unrealized gain or loss on investments ....
Net increase (decrease) in net assets resulting from operations ......

48   See Notes to Financial Statements.

===================================================================================================================

         Principal Protection  Principal Protection  Principal Protection  Principal Protection     Index Plus
                Fund I               Fund II               Fund III              Fund IV          Protection Fund
         --------------------  --------------------  --------------------  --------------------   ---------------

              $   502,746           $   290,275           $   329,065           $   163,298          $   162,361
                5,807,454             4,767,217             3,493,860             2,156,000            1,287,359
              -----------           -----------           -----------           -----------          -----------
                6,310,200             5,057,492             3,822,925             2,319,298            1,449,720
                   (1,751)               (1,003)               (1,185)                 (548)                (578)
              -----------           -----------           -----------           -----------          -----------
                6,308,449             5,056,489             3,821,740             2,318,750            1,449,142
              -----------           -----------           -----------           -----------          -----------

                  900,982               700,956               597,224               365,378              298,996
                  138,613               107,839                91,881                56,212               47,717
                   42,762                23,197                25,196                13,059                   --
                  911,305               739,204               613,515               382,414              315,532
                       --                    --                    --                    --               14,115
                  303,768               246,401               204,505               127,471              105,176
                   15,580                11,910                 7,015                 3,852                8,415
                   62,247                63,821                67,935                67,573               69,674
                  131,993               101,842                80,914                56,969               46,773
                   20,750                21,029                20,676                20,560               30,343
                    4,536                 3,475                 2,951                 1,464                1,337
                       --                    --                    --                 2,111               21,803
                  457,422               355,870               303,206               185,500              148,255
                    6,630                 1,024                 1,696                 1,065                  357
              -----------           -----------           -----------           -----------          -----------
                2,996,588             2,376,568             2,016,714             1,283,628            1,108,493
                   (1,805)              (19,775)              (24,875)              (57,636)             (98,340)
              -----------           -----------           -----------           -----------          -----------
                2,994,783             2,356,793             1,991,839             1,225,992            1,010,153
              -----------           -----------           -----------           -----------          -----------
                3,313,666             2,699,696             1,829,901             1,092,758              438,989
              -----------           -----------           -----------           -----------          -----------


                 (703,733)           (1,003,998)           (7,148,828)           (5,525,336)          (4,806,443)
                 (250,625)              (57,986)             (384,001)             (141,753)             (65,708)
              -----------           -----------           -----------           -----------          -----------
                 (954,358)           (1,061,984)           (7,532,829)           (5,667,089)          (4,872,151)
              -----------           -----------           -----------           -----------          -----------

               (5,334,552)             (715,885)            3,280,201             4,945,973            3,215,546
                 (133,774)              (90,050)             (105,536)              (54,004)                  --
              -----------           -----------           -----------           -----------          -----------
               (5,468,326)             (805,935)            3,174,665             4,891,969            3,215,546
              -----------           -----------           -----------           -----------          -----------
               (6,422,684)           (1,867,919)           (4,358,164)             (775,120)          (1,656,605)
              -----------           -----------           -----------           -----------          -----------
              $(3,109,018)          $   831,777           $(2,528,263)          $   317,638          $(1,217,616)
              ===========           ===========           ===========           ===========          ===========

                                          See Notes to Financial Statements.  49

Principal Protection Funds
Statements of Changes in Net Assets
================================================================================

                                                                                       Principal Protection Fund I
                                                                                   -----------------------------------
                                                                                      Year Ended         Year Ended
                                                                                   October 31, 2001   October 31, 2000
                                                                                   ----------------   ----------------
From Operations:
Net investment income.............................................................   $  3,313,666       $    464,838
Net realized loss on investments..................................................       (954,358)       (10,046,145)
Net change in unrealized gain or loss on investments..............................     (5,468,326)        11,572,367
                                                                                     ------------       ------------
 Net increase (decrease) in net assets resulting from operations..................     (3,109,018)         1,991,060
                                                                                     ------------       ------------
Distributions to Shareholders:
Class A:
  From net investment income......................................................       (195,695)          (136,091)
Class B:
  From net investment income......................................................       (395,519)          (599,548)
                                                                                     ------------       ------------
 Decrease in net assets from distributions to shareholders........................       (591,214)          (735,639)
                                                                                     ------------       ------------
From Fund Share Transactions:
Class A:
  Proceeds from shares sold.......................................................             --             87,657
  Net asset value of shares issued upon reinvestment of distributions.............        185,875            129,949
  Payments for shares redeemed....................................................     (2,093,570)        (2,832,762)
Class B:
  Net asset value of shares issued upon reinvestment of distributions.............        382,440            583,660
  Payments for shares redeemed....................................................    (13,583,762)       (12,898,302)
                                                                                     ------------       ------------
 Net decrease in net assets from fund share transactions..........................    (15,109,017)       (14,929,798)
                                                                                     ------------       ------------
Net change in net assets..........................................................    (18,809,249)       (13,674,377)

Net Assets:
Beginning of period...............................................................    151,699,485        165,373,862
                                                                                     ------------       ------------
End of period.....................................................................   $132,890,236       $151,699,485
                                                                                     ============       ============
End of period net assets includes undistributed net investment income.............   $  2,894,300       $    171,848
                                                                                     ============       ============
Share Transactions:
Class A:
  Number of shares sold...........................................................             --              8,432
  Number of shares issued upon reinvestment of distributions......................         19,006             12,271
  Number of shares redeemed.......................................................       (211,039)          (270,759)
                                                                                     ------------       ------------
 Net decrease.....................................................................       (192,033)          (250,056)
                                                                                     ============       ============
Class B:
  Number of shares issued upon reinvestment of distributions......................         39,144             55,166
  Number of shares redeemed.......................................................     (1,377,321)        (1,229,238)
                                                                                     ------------       ------------
 Net decrease.....................................................................     (1,338,177)        (1,174,072)
                                                                                     ============       ============

50 See Notes to Financial Statements.

================================================================================

                                                                                     Principal Protection Fund II
                                                                                  ------------------------------------
                                                                                     Year Ended          Year Ended
                                                                                  October 31, 2001    October 31, 2000
                                                                                  ----------------    ----------------
From Operations:
Net investment income.............................................................   $  2,699,696       $  1,156,311
Net realized loss on investments..................................................     (1,061,984)       (11,993,124)
Net change in unrealized gain or loss on investments..............................       (805,935)         8,039,190
                                                                                     ------------       ------------
 Net increase (decrease) in net assets resulting from operations..................        831,777         (2,797,623)
                                                                                     ------------       ------------
Distributions To Shareholders:
Class A:
   From net investment income.....................................................       (175,246)           (65,405)
Class B:
   From net investment income.....................................................       (826,531)          (474,076)
                                                                                     ------------       ------------
 Decrease in net assets from distributions to shareholders........................     (1,001,777)          (539,481)
                                                                                     ------------       ------------
From Fund Share Transactions:
Class A:
   Proceeds from shares sold......................................................             --         11,124,504
   Net asset value of shares issued upon reinvestment of distributions............        173,491             64,539
   Payments for shares redeemed...................................................     (2,904,789)        (1,865,700)
Class B:
   Proceeds from shares sold......................................................             --         88,976,954
   Net asset value of shares issued upon reinvestment of distributions............        811,068            464,733
   Payments for shares redeemed...................................................    (10,089,032)        (5,199,503)
                                                                                     ------------       ------------
 Net increase (decrease) in net assets from fund share transactions...............    (12,009,262)        93,565,527
                                                                                     ------------       ------------
Net change in net assets..........................................................    (12,179,262)        90,228,423
Net Assets:
Beginning of period...............................................................    116,643,653         26,415,230
                                                                                     ------------       ------------
End of period.....................................................................   $104,464,391       $116,643,653
                                                                                     ============       ============
End of period net assets includes undistributed net investment income.............   $  2,340,183       $    642,264
                                                                                     ============       ============
Share Transactions:
Class A:
   Number of shares sold..........................................................             --          1,106,686
   Number of shares issued upon reinvestment of distributions.....................         18,476              6,333
   Number of shares redeemed......................................................       (306,509)          (183,716)
                                                                                     ------------       ------------
 Net increase (decrease)..........................................................       (288,033)           929,303
                                                                                     ============       ============
Class B:
   Number of shares sold..........................................................             --          8,856,713
   Number of shares issued upon reinvestment of distributions.....................         86,283             45,607
   Number of shares redeemed......................................................     (1,059,525)          (525,109)
                                                                                     ------------       ------------
 Net increase (decrease)..........................................................       (973,242)         8,377,211
                                                                                     ============       ============

                                           See Notes to Financial Statements. 51

Principal Protection Funds
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                             Principal Protection Fund III
                                           ----------------------------------
                                                                Period From
                                                               March 1, 2000
                                                              (Commencement of
                                              Year Ended       Operations) to
                                           October 31, 2001   October 31, 2000
                                           ----------------   ----------------
From Operations:
Net investment income ...................    $ 1,829,901        $   551,289
Net realized gain (loss).................     (7,532,829)        (2,764,718)
Net change in unrealized gain or loss on
 investments.............................      3,174,665          3,461,560
                                             -----------        -----------
 Net increase (decrease) in net assets
 resulting from operations...............     (2,528,263)         1,248,131
                                             -----------        -----------
Distributions to Shareholders:
Class A:
 From net investment income..............       (128,763)                --
Class B:
 From net investment income..............       (616,983)                --
                                             -----------        -----------
 Decrease in net assets from
 distributions to shareholders...........       (745,746)                --
                                             -----------        -----------
From Fund Share Transactions:
Class A:
 Proceeds from shares sold...............             --         10,803,368
 Net asset value of shares issued upon
  reinvestment of distributions..........        123,860                 --
 Payments for shares redeemed............       (697,892)          (248,297)
Class B:
 Proceeds from shares sold...............             --         88,078,352
 Net asset value of shares issued upon
  reinvestment of distributions..........        604,187                 --
 Payments for shares redeemed............     (5,157,074)        (1,234,717)
                                             -----------        -----------
 Net increase (decrease) in net assets
 from fund share transactions............     (5,126,919)        97,398,706
                                             -----------        -----------
Net change in net assets.................     (8,400,928)        98,646,837
Net Assets:
Beginning of period......................     98,646,837                 --
                                             -----------        -----------
End of period............................    $90,245,909        $98,646,837
                                             ===========        ===========
End of period net assets includes
 undistributed net investment income.....    $ 1,635,444        $   551,289
                                             ===========        ===========
Share Transactions:
Class A:
 Number of shares sold...................             --          1,074,778
 Number of shares issued upon
  reinvestment of distributions..........         12,862                 --
 Number of shares redeemed...............        (71,908)           (23,560)
                                             -----------        -----------
 Net increase (decrease).................        (59,046)         1,051,218
                                             ===========        ===========
Class B:
 Number of shares sold...................             --          8,766,312
 Number of shares issued upon
  reinvestment of distributions..........         62,805                 --
 Number of shares redeemed...............       (534,826)          (119,612)
                                             -----------        -----------
 Net increase (decrease).................       (472,021)         8,646,700
                                             ===========        ===========

52  See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                              Principal Protection Fund Iv
                                           ----------------------------------
                                                                Period From
                                                                July 6, 2000
                                                              (Commencement of
                                              Year Ended       Operations) to
                                           October 31, 2001   October 31, 2000
                                           ----------------   ----------------
From Operations:
Net investment income ...................    $ 1,092,758        $   288,888
Net realized loss on investments.........     (5,667,089)        (1,810,885)
Net change in unrealized gain or loss on
 investments.............................      4,891,969           (389,349)
                                             -----------        -----------
 Net increase (decrease) in net assets
 resulting from operations...............        317,638         (1,911,346)
                                             -----------        -----------
Distributions to Shareholders:
Class A:
  From net investment income.............        (51,592)                --
Class B:
  From net investment income.............       (360,229)                --
                                             -----------        -----------
 Decrease in net assets from
 distributions to shareholders...........       (411,821)                --
                                             -----------        -----------
From Fund Share Transactions:
Class A:
  Proceeds from shares sold..............             --          5,770,083
  Net asset value of shares issued upon
   reinvestment of distributions.........         50,532                 --
  Payments for shares redeemed...........       (421,255)           (66,291)
Class B:
  Proceeds from shares sold..............             --         55,521,863
  Net asset value of shares issued upon
   reinvestment of distributions.........        352,088                 --
  Payments for shares redeemed...........     (2,679,010)          (397,508)
                                             -----------        -----------
 Net increase (decrease) in net assets
 from fund share transactions............     (2,697,645)        60,828,147
                                             -----------        -----------
Net change in net assets.................     (2,791,828)        58,916,801
Net Assets:
Beginning of period......................     58,916,801                 --
                                             -----------        -----------
End of period............................    $56,124,973        $58,916,801
                                             ===========        ===========
End of period net assets includes
 undistributed net investment income.....    $   969,825        $   288,888
                                             ===========        ===========
Share Transactions:
Class A:
  Number of shares sold..................             --            574,891
  Number of shares issued upon
   reinvestment of distributions.........          5,416                 --
  Number of shares redeemed..............        (44,286)            (6,666)
                                             -----------        -----------
 Net increase (decrease).................        (38,870)           568,225
                                             ===========        ===========
Class B:
  Number of shares sold..................             --          5,535,386
  Number of shares issued upon
   reinvestment of distributions.........         37,778                 --
  Number of shares redeemed..............       (284,571)           (40,675)
                                             -----------        -----------
 Net increase (decrease).................       (246,793)         5,494,711
                                             ===========        ===========

                                           See Notes to Financial Statements. 53

Principal Protection Funds
Statements of Changes in Net Assets (continued)
================================================================================

                                                                                      Index Plus Protection Fund
                                                                                  -----------------------------------
                                                                                                       Period From
                                                                                                     October 2, 2000
                                                                                                     (Commencement of
                                                                                    Year  Ended       Operations) to
                                                                                  October 31, 2001   October 31, 2000
                                                                                  ----------------   ----------------
From Operations:
Net investment income.............................................................   $   438,989        $    27,282
Net realized loss.................................................................    (4,872,151)                --
Net change in unrealized gain or loss on investments..............................     3,215,546                 --
                                                                                     -----------        -----------
 Net increase (decrease) in net assets resulting from operations..................    (1,217,616)            27,282
                                                                                     -----------        -----------
Distributions to Shareholders:
Class A:
 From net investment income.......................................................       (40,228)                --
Class B:
 From net investment income.......................................................      (259,958)                --
                                                                                     -----------        -----------
 Decrease in net assets from distributions to shareholders........................      (300,186)                --
                                                                                     -----------        -----------
From Fund Share Transactions:
Class A:
   Proceeds from shares sold......................................................     3,601,346          2,580,375
   Net asset value of shares issued upon reinvestment of distributions............        39,105                 --
   Payments for shares redeemed...................................................      (686,540)                --
Class B:
   Proceeds from shares sold......................................................    28,090,540         17,548,976
   Payments for shares redeemed...................................................    (1,954,075)                --
                                                                                     -----------        -----------
 Net increase in net assets from fund share transactions..........................    29,090,376         20,129,351
                                                                                     -----------        -----------
Net change in net assets..........................................................    27,572,574         20,156,633

Net Assets:
Beginning of period...............................................................    20,156,633                 --
                                                                                     -----------        -----------
End of period.....................................................................   $47,729,207        $20,156,633
                                                                                     ===========        ===========
End of period net assets includes undistributed net investment income.............   $   166,085        $    27,282
                                                                                     ===========        ===========
Share Transactions:
Class A:
   Number of shares sold..........................................................       358,315            257,789
   Number of shares issued upon reinvestment of distributions.....................         3,978                 --
   Number of shares redeemed......................................................       (71,483)                --
                                                                                     -----------        -----------
 Net increase.....................................................................       290,810            257,789
                                                                                     ===========        ===========
Class B:
   Number of shares sold..........................................................     2,797,020          1,753,123
   Number of shares redeemed......................................................      (203,802)                --
                                                                                     -----------        -----------
 Net increase.....................................................................     2,593,218          1,753,123
                                                                                     ===========        ===========

54 See Notes to Financial Statements.

Principal Protection Funds
Notes to Financial Statements
October 31, 2001
-------------------------------------------------------------------------------

1. Organization

Aetna Series Fund, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 17, 1991. The Articles of Incorporation permit the Company to offer separate funds, each of which has its own investment objective, policies and restrictions.

This report covers five funds, (each a Fund; collectively, the Funds) Aetna Principal Protection Fund I (PPF I), Aetna Principal Protection Fund II (PPF
II), Aetna Principal Protection Fund III (PPF III), Aetna Principal Protection Fund IV (PPF IV) and Aetna Index Plus Protection Fund (IPPF). Each Fund seeks to achieve maximum total return by participating in favorable equity market performance while preserving the principal amount of the Fund as of the inception of each Fund's Guarantee Period. Each Fund guarantees that the amount distributed, if any, to each shareholder at the end of the guarantee period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period provided that all distributions received from the Fund have been reinvested and no shares have been redeemed. Each Fund's Guarantee is backed by an unconditional, irrevocable guarantee from MBIA Insurance Corporation (MBIA), an AAA/Aaa rated monoline financial guarantor. Each Fund pays MBIA a guarantee fee of 0.33% of its average daily net assets.

                                               Offering                         Guarantee            Maturity
                                                Period                            Period               Date
                                                ------                            ------               ----
          PPF I*                         08/06/99 - 10/06/99               10/07/99 - 10/06/04      10/06/04
          PPF II*                        10/07/99 - 12/20/99               12/21/99 - 12/20/04      12/20/04
          PPF III*                       03/01/00 - 05/31/00               06/01/00 - 05/31/05      05/31/05
          PPF IV*                        07/06/00 - 09/06/00               09/07/00 - 09/06/05      09/06/05
          IPPF*                          10/02/00 - 11/30/00               12/01/00 - 11/30/05      11/30/05**
          * Closed to new investors.

          ** Guarantee Maturity Date for IPPF. After this date IPPF goes into the Index Plus Large Cap Period.


The Funds are authorized to offer two classes of shares, Class A and Class B. Information regarding sales charges and fees pursuant to Rule 12b-1 of the Act are as follows:

  Class A: Generally, subject to a front-end sales charge; distribution fees
           (service fees for IPPF) of 0.25% (of average net assets of the class per year).

  Class B: No front-end sales charge; contingent deferred sales charge (CDSC) applies if you sell your shares prior to the Maturity Date; distribution fees of 0.75%; service fees of 0.25%.

On December 13, 2000, Aetna Inc. (Aetna), the indirect parent company of Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Funds, and Aeltus Capital, Inc. (ACI), each Funds principal underwriter, sold certain of its financial services and international businesses, including Aeltus and ACI, to ING. Aeltus and ACI are indirect wholly owned subsidiaries of ING. ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries.

2. Summary of Significant Accounting Policies

The accompanying financial statements of each Fund have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results may differ from these estimates.

Principal Protection Funds
Notes to Financial Statements (continued)
October 31, 2001
-------------------------------------------------------------------------------

A. Valuation of Investments

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors (Board).

B. Futures Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. The Funds may invest in futures contracts on the S&P 500 Index and U.S. Treasury Securities as a hedge against their existing securities, to manage the risk of changes in interest rates, equity prices, or in anticipation of future purchases and sales of securities.

Upon entering into a futures contract, the Funds are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Funds equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Funds as unrealized gains or losses. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Funds are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Funds and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, certain futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. Illiquid and Restricted Securities

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Funds to sell them promptly at an acceptable price. Each Fund may invest up to 15% of its net assets in illiquid securities. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities may be sold to "qualified institutional buyers" and have been determined to be liquid, unless otherwise noted, under guidelines established by the Board of Directors. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. The Funds will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

-------------------------------------------------------------------------------

D. Federal Income Taxes

Each Fund intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, the Funds are relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code (Code). Furthermore, by declaring such distributions during the calendar year, each Fund will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal taxes.

E. Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss. In addition, distributions of realized gains from sales of securities held one year or less are taxable to shareholders at ordinary income tax rates rather than preferred capital gain tax rates in accordance with the applicable provisions of the Code.

F. Line Of Credit

Certain series of the Company (including the Funds), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares and certain series of Aetna GET Fund, collectively Aetna Mutual Funds, have entered into a revolving credit facility, of up to $200,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unused amount of the credit facility. Each of the Funds will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit have been made as of October 31, 2001.

G. Other

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries' tax rules and rates.

3. Investment Advisory, Shareholder Services And Distribution Fees

Each Fund pays Aeltus an investment advisory fee expressed as a percentage of each Fund's average daily net assets. The advisory fee for each Fund is 0.25% of the Fund's average daily net assets during its Offering Period and 0.65% of each Fund's average daily net assets during its Guarantee Period (see table in Section 1 - Organization). For IPPF, the Fund will pay Aeltus during the Index Plus Large Cap Period investment advisory fee of 0.45% of its average daily net assets (see table in Section 1 - Organization).

The Company and Aeltus have entered into an Administrative Services Agreement under which Aeltus acts as administrator and provides certain administrative and shareholder services and is responsible for the supervision of other service providers for each Fund. Each Fund pays Aeltus an administrative services fee at an annual rate of 0.10% of its

Principal Protection Funds
Notes to Financial Statements (continued)
October 31, 2001
-------------------------------------------------------------------------------

average daily net assets.

The Company has adopted a Shareholder Services Plan for the Class A shares of IPPF and Class B of PPF I, PPF II, PPF III and PPF IV. Under the Shareholder Services Plan, ACI is paid a service fee at an annual rate of 0.25% of the average daily net assets of Class A shares of IPPF Fund and 0.25% of the average daily net assets of Class B of PPF I, PPF II, PPF III and PPF IV. This fee is used as compensation for expenses incurred in servicing shareholders' accounts.

The Company has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act for the Class A and Class B shares except for the Class A shares of IPPF. The Distribution Plan provides for payments to ACI at an annual rate of 0.25% of the average daily net assets of Class A shares of each Fund and 0.75% of the average daily net assets of Class B shares of each Fund. Amounts paid by the Funds are used to pay expenses incurred by ACI in promoting the sale of Class A and Class B shares. For the year ended October 31, 2001, ACI received net commissions of $821 for PPF I from the sales of Class A shares.

Presently, the Funds' class-specific expenses are limited to distribution fees incurred in connection with the Class A and Class B shares and service fees incurred in connection with the Class B shares and for the Class A shares of IPPF.

4. Reimbursement and Waiver from Investment Adviser

Aeltus is contractually obligated, through the Maturity Date, to reimburse the Funds for some or all of their operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements, will increase a Fund's total return. Actual expenses for the year ended October 31, 2001 were at contractual limits. Actual expense ratios are included in the Financial Highlights.

5. Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the year ended October 31, 2001 were:

                                     Cost of Purchases      Proceeds from Sales
                                     -----------------      -------------------
          PPF I                          $109,588,702       $123,744,408
          PPF II                          122,307,229        134,334,498
          PPF III                         110,185,896        114,841,811
          PPF IV                           43,337,373         45,736,787
          IPPF                            115,576,089         67,300,083

------------------------------------------------------------------------------

6. Capital Loss Carryforwards

It is the policy of the Fund to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforwards. Such capital loss carryforwards may be used to offset future capital gains until their respective expiration dates. As of October 31, 2001, the following capital loss carryforwards had been incurred:

                    Total Capital Loss                   Year of Expiration
                                                         ------------------
                     Carryforwards            2007              2008             2009
                     -------------            ----              ----             ----
          PPF I       $ 9,449,766          $688,867         $4,143,215        $4,617,684
          PPF II       11,019,791             --             6,218,291         4,801,500
          PPF III       9,319,117             --             1,204,528         8,114,589
          PPF IV        6,787,582             --               702,301         6,085,281
          IPPF          4,015,702             --                 --            4,015,702



7. Authorized Capital Shares

The Company is authorized to issue a total of 16 billion shares. Of those 16 billion shares, each Fund has been allocated 100 million shares each of Class A and Class B.

8. New Accounting Pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies (the Guide), which is effective for fiscal years beginning after December 15, 2000. The Guide requires changes for investment company financial statements. These changes had no material impact on the Funds' net asset values.

Principal Protection Funds
Financial Highlights
Principal Protection Fund I
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               Period From
                                                             August 6, 1999
                                Year Ended   Year Ended       (Commencement
                                October 31,  October 31,     of Operations)
           CLASS A                 2001         2000       to October 31, 1999
------------------------------- -----------  -----------   -------------------
Net asset value, beginning of
 period........................  $ 10.31      $ 10.20             $ 10.00
                                 -------      -------             -------
Income from investment
operations:
 Net investment income ........     0.31         0.05                0.07+
 Net realized and change in
 unrealized gain or loss on
 investments...................    (0.44)        0.13                0.13
                                 -------      -------             -------
   Total income from
    investment operations .....    (0.13)        0.18                0.20
                                 -------      -------             -------
Less distributions:
 From net investment income ...    (0.11)       (0.07)                 --
                                 -------      -------             -------
   Total distributions ........    (0.11)       (0.07)                 --
                                 -------      -------             -------
Net asset value, end of period   $ 10.07      $ 10.31             $ 10.20
                                 =======      =======             =======

Total return ..................    (1.24)%       1.71%               1.39%*
Net assets, end of period
 (000's).......................  $16,340      $18,712             $21,069
Ratio of net investment
 expenses to average net
 assets........................     1.50%        1.50%               1.06%(1)
Ratio of net investment income
 to average net assets ........     3.05%        0.94%               2.76%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ...........     1.50%        1.52%               1.46%(1)
Portfolio turnover rate .......    79.37%      337.06%              41.95%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

* Represents performance beginning on the first day of the Guarantee Period (10-07-99).

(1) Annualized

60   See Notes to Financial Statements.

Principal Protection Fund I
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               Period From
                                                             August 6, 1999
                                Year Ended   Year Ended       (Commencement
                                October 31,  October 31,     of Operations)
           CLASS B                 2001         2000       to October 31, 1999
------------------------------- -----------  -----------   -------------------
Net asset value, beginning of
 period........................   $  10.24      $  10.19          $  10.00
                                  --------      --------          --------
Income from investment
operations:
 Net investment income ........       0.24          0.03              0.05+
 Net realized and change in
 unrealized gain or loss on
 investments...................      (0.45)         0.06              0.14
                                  --------      --------          --------
   Total income from
    investment operations .....      (0.21)         0.09              0.19
                                  --------      --------          --------
less distributions:
 From net investment income ...      (0.03)        (0.04)               --
                                  --------      --------          --------
   Total distributions ........      (0.03)        (0.04)               --
                                  --------      --------          --------
Net asset value, end of period    $  10.00      $  10.24          $  10.19
                                  ========      ========          ========

Total return ..................      (2.04)%        0.89%             1.39%*
Net assets, end of period
 (000's).......................   $116,550      $132,987          $144,305
Ratio of net investment
 expenses to average net
 assets........................       2.25%         2.25%             1.80%(1)
Ratio of net investment income
 to average net assets ........       2.30%         0.19%             2.01%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ...........       2.25%         2.27%             2.21%(1)
Portfolio turnover rate .......      79.37%       337.06%            41.95%

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

* Represents performance beginning on the first day of the Guarantee Period (10-07-99).

(1) Annualized

                                         See Notes to Financial Statements.   61

Principal Protection Funds
Financial Highlights (continued)
Principal Protection Fund II
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                                               Period From
                                                                             October 7, 1999
                                                Year Ended   Year Ended       (Commencement
                                                October 31,  October 31,     of Operations)
                    CLASS A                        2001         2000       to October 31, 1999
--------------------------------------------    -----------  -----------   -------------------
Net asset value, beginning of
 period......................................   $  9.82      $ 10.02              $10.00
                                                -------      -------              ------
Income from investment operations:
 Net investment income ......................      0.32         0.10                0.02+
 Net realized and change in
 unrealized gain or loss on
 investments.................................     (0.15)       (0.25)                 --
                                                -------      -------              ------
   Total income from
    investment operations ...................      0.17        (0.15)               0.02
                                                -------      -------              ------
Less Distributions:
 From net investment income .................     (0.16)       (0.05)                 --
                                                -------      -------              ------
   Total distributions ......................     (0.16)       (0.05)                 --
                                                -------      -------              ------
Net asset value, end of period...............   $  9.83      $  9.82              $10.02
                                                =======      =======              ======

Total return ................................      1.79%       (2.00)%*               --
Net assets, end of period
 (000's).....................................   $ 8,343      $11,169              $2,079
Ratio of net investment
 expenses to average net
 assets......................................      1.50%        1.35%               0.58%(1)
Ratio of net investment income
 to average net assets ......................      3.19%        1.59%               3.85%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets .........................      1.52%        1.41%               6.47%(1)
Portfolio turnover rate .....................    112.67%      259.93%                 --

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

* Represents performance beginning on the first day of the Guarantee Period (12-21-99).

(1) Annualized

62   See Notes to Financial Statements.

Principal Protection Fund II
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:

                                                                                                             Period From
                                                                                                           October 7, 1999
                                                                               Year Ended   Year Ended      (Commencement
                                                                               October 31,  October 31,     of Operations)
           CLASS B                                                                2001         2000       to October 31, 1999
------------------------------------------------------------------------------ -----------  -----------   -------------------
Net asset value, beginning of period..........................................    9.76     $  10.02          $ 10.00
                                                                               -------     --------          -------
Income from investment operations:
 Net investment income .......................................................    0.25         0.08             0.02+
 Net realized and change in unrealized gain or loss on investments............   (0.16)       (0.30)              --
                                                                               -------     --------          -------
   Total income from investment operations ...................................    0.09        (0.22)            0.02
                                                                               -------     --------          -------
Less distributions:
 From net investment income ..................................................   (0.08)       (0.04)              --
                                                                               -------     --------          -------
   Total distributions .......................................................   (0.08)       (0.04)              --
                                                                               -------     --------          -------
Net asset value, end of period................................................ $  9.77     $   9.76          $ 10.02
                                                                               =======     ========          =======

Total return .................................................................    0.93%       (2.58)%*            --
Net assets, end of period (000's)............................................. $96,122     $105,475          $24,336
Ratio of net investment expenses to average net assets........................    2.25%        2.05%            1.30%(1)
Ratio of net investment income to average net assets .........................    2.44%        0.88%            3.12%(1)
Ratio of expenses before reimbursement and waiver to average net assets ......    2.27%        2.12%            7.19%(1)
Portfolio turnover rate ......................................................  112.67%      259.93%              --

+ Per share data calculated using weighted average number of shares outstanding throughout the period.

* Represents performance beginning on the first day of the Guarantee Period (12-21-99).

 (1) Annualized

                                     See Notes to Financial Statements.       63

Principal Protection Funds
Financial Highlights (continued)
Principal Protection Fund III
================================================================================
Selected data for a fund share outstanding throughout each period:


                                                                                                     Period From
                                                                                                    March 1, 2000
                                                                                    Year Ended      (Commencement
                                                                                    October 31,     of Operations)
                                  CLASS A                                              2001       to October 31, 2000
----------------------------------------------------------------------------------  -----------   -------------------
Net asset value, beginning of period .............................................     $ 10.22          $ 10.00
                                                                                       -------          -------
Income from investment operations:
 Net investment income ...........................................................        0.26             0.06
 Net realized and change in unrealized gain or loss on investments ...............       (0.45)            0.16
                                                                                       -------          -------
   Total income from investment operations........................................       (0.19)            0.22
                                                                                       -------          -------
Less distributions:
 From net investment income ......................................................       (0.12)              --
                                                                                       -------          -------
   Total distributions ...........................................................       (0.12)              --
                                                                                       -------          -------
Net asset value, end of period ...................................................     $  9.91          $ 10.22
                                                                                       =======          =======

Total return .....................................................................       (1.79)%           1.09%*
Net assets, end of period (000's) ................................................     $ 9,830          $10,739
Ratio of net investment expenses to average net assets ...........................        1.50%            1.06%(1)
Ratio of net investment income to average net assets .............................        2.66%            1.34%(1)
Ratio of expenses before reimbursement and waiver to average net assets ..........        1.53%            1.19%(1)
Portfolio turnover rate ..........................................................      120.96%          112.88%



* Represents performance beginning on the first day of the Guarantee Period (06-01-00).

(1) Annualized.

64 See Notes to Financial Statements.

Principal Protection Fund III
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                    Period from
                                                                                                   March 1, 2000
                                                                                   Year Ended      (Commencement
                                                                                   October 31,     of Operations)
                  Class B                                                             2001       to October 31, 2000
---------------------------------------------------------------------------------  -----------   -------------------

Net asset value, beginning of period ............................................   $ 10.17          $ 10.00
                                                                                    -------          -------
Income from investment operations:
 Net investment income ..........................................................      0.19             0.06
 Net realized and change in unrealized gain or loss on investments ..............     (0.45)            0.11
                                                                                    -------          -------
   Total income from investment operations.......................................     (0.26)            0.17
                                                                                    -------          -------
Less distributions:
 From net investment income .....................................................     (0.07)              --
                                                                                    -------          -------
   Total distributions ..........................................................     (0.07)              --
                                                                                    -------          -------
Net asset value, end of period ..................................................   $  9.84          $ 10.17
                                                                                    =======          =======

Total return ....................................................................     (2.52)%           0.79%*
Net assets, end of period (000's) ...............................................   $80,416          $87,907
Ratio of net investment expenses to average net assets ..........................      2.25%            1.65%(1)
Ratio of net investment income to average net assets ............................      1.91%            0.75%(1)
Ratio of expenses before reimbursement and waiver to average net assets .........      2.28%            1.78%(1)
Portfolio turnover rate .........................................................    120.96%          112.88%


* Represents performance beginning on the first day of the Guarantee Period (06-01-00).

(1) Annualized.

                                          See Notes to Financial Statements.  65

Principal Protection Funds
Financial Highlights (continued)
Principal Protection Fund IV
--------------------------------------------------------------------------------
Selected data for a fund share outstanding throughout each period:


                                                                                                    Period From
                                                                                                   July 6, 2000
                                                                                 Year Ended       (Commencement
                                                                                 October 31,     of Operations)
                                 CLASS A                                            2001       to October 31, 2000
-------------------------------------------------------------------------------  -----------   -------------------
Net asset value, beginning of period ..........................................    $ 9.74          $10.00
                                                                                   ------          ------
Income from investment operations:
 Net investment income ........................................................      0.26            0.05
 Net realized and change in unrealized gain or loss on investments ............     (0.13)          (0.31)
                                                                                   ------          ------
   Total income from investment operations.....................................      0.13           (0.26)
                                                                                   ------          ------
Less distributions:
 From net investment income ...................................................     (0.09)             --
                                                                                   ------          ------
   Total distributions ........................................................     (0.09)             --
                                                                                   ------          ------
Net asset value, end of period ................................................    $ 9.78          $ 9.74
                                                                                   ======          ======

Total return ..................................................................      1.40%          (3.37)%*
Net assets, end of period (000's) .............................................    $5,176          $5,534
Ratio of net investment expenses to average net assets ........................      1.50%           0.87%(1)
Ratio of net investment income to average net assets ..........................      2.62%           2.01%(1)
Ratio of expenses before reimbursement and waiver to average net assets .......      1.60%           1.30%(1)
Portfolio turnover rate .......................................................     77.43%          38.46%



* Represents performance beginning on the first day of the Guarantee Period (09-07-00).

(1) Annualized.

66 See Notes to Financial Statements.

Principal Protection Fund IV
================================================================================
Selected data for a fund share outstanding throughout each period:


                                                                                               Period From
                                                                                              July 6, 2000
                                                                             Year Ended       (Commencement
                                                                             October 31,     of Operations)
                                  CLASS B                                       2001       to October 31, 2000
---------------------------------------------------------------------------  -----------   -------------------
Net asset value, beginning of period ......................................   $  9.72          $ 10.00
                                                                              -------          -------
Income from investment operations:
 Net investment income ....................................................      0.19             0.05
 Net realized and change in unrealized gain or loss on investments ........     (0.13)           (0.33)
                                                                              -------          -------
   Total income from investment operations................................       0.06            (0.28)
                                                                              -------          -------
Less distributions:
 From net investment income ..............................................     (0.07)               --
                                                                             -------           -------
   Total distributions ...................................................     (0.07)               --
                                                                             -------           -------
Net asset value, end of period ...........................................   $  9.71           $  9.72
                                                                             =======           =======

Total return .............................................................     0.60%             (3.38)%*
Net assets, end of period (000's) ........................................  $50,949            $53,383
Ratio of net investment expenses to average net assets ...................     2.25%              1.41%(1)
Ratio of net investment income to average net assets .....................     1.87%              1.47%(1)
Ratio of expenses before reimbursement and waiver to average net assets ..     2.35%              1.84%(1)
Portfolio turnover rate ..................................................    77.43%             38.46%


* Represents performance beginning on the first day of the Guarantee Period (09-07-00).

(1) Annualized.

                                      See Notes to Financial Statements.      67

Principal Protection Funds
Financial Highlights (continued)
Index Plus Protection Fund
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               Period From
                                                             October 2, 2000
                                             Year Ended       (Commencement
                                             October 31,     of Operations)
                  CLASS A                       2001       to October 31, 2000
-------------------------------------------  -----------   -------------------
Net asset value, beginning of period ......  $ 10.03              $10.00
                                             -------              ------
Income from investment operations:
 Net investment income ....................     0.15                0.03
 Net realized and change in unrealized gain
 or loss on investments ...................    (0.30)                 --
                                             -------              ------
   Total income from investment operations     (0.15)               0.03
                                             -------              ------
Less distributions:
 From net investment income ...............    (0.07)                 --
                                             -------              ------
   Total distributions ....................    (0.07)                 --
                                             -------              ------
Net asset value, end of period ............  $  9.81              $10.03
                                             =======              ======

Total return ..............................    (1.93)%*               --
Net assets, end of period (000's) .........  $ 5,383              $2,585
Ratio of net investment expenses to average
 net assets ...............................     1.46%               0.59%(1)
Ratio of net investment income to average
 net assets ...............................     1.58%               4.05%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............     1.66%               6.35%(1)
Portfolio turnover rate ...................   138.76%                 --

* Represents performance beginning on the first day of the Guarantee Period (12-01-00).

(1) Annualized.

68   See Notes to Financial Statements.

Index Plus Protection Fund
================================================================================
Selected data for a fund share outstanding throughout each period:

                                                               Period From
                                                             October 2, 2000
                                             Year Ended       (Commencement
                                             October 31,     of Operations)
                  CLASS B                       2001       to October 31, 2000
-------------------------------------------  -----------   -------------------
Net asset value, beginning of period ......  $ 10.02              $ 10.00
                                             -------              -------
Income from investment operations:
 Net investment income ....................     0.07                 0.02
 Net realized and change in unrealized gain
 or loss on investments ...................    (0.29)                  --
                                             -------              -------
   Total income from investment operations     (0.22)                0.02
                                             -------              -------
Less distributions:
 From net investment income ...............    (0.06)                  --
                                             -------              -------
   Total distributions ....................    (0.06)                  --
                                             -------              -------
Net asset value, end of period ............  $  9.74              $ 10.02
                                             =======              =======

Total return ..............................    (2.61)%*                --
Net assets, end of period (000's) .........  $42,346              $17,572
Ratio of net investment expenses to average
 net assets ...............................     2.21%                1.31%(1)
Ratio of net investment income to average
 net assets ...............................     0.83%                3.33%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............     2.41%                7.06%(1)
Portfolio turnover rate ...................   138.76%                  --

* Represents performance beginning on the first day of the Guarantee Period (12-01-00).

(1) Annualized.

                                         See Notes to Financial Statements.   69

                          Independent Auditors' Report



The Board of Directors and Shareholders
Aetna Series Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Aetna Principal Protection Fund I, Aetna Principal Protection Fund II, Aetna Principal Protection Fund III, Aetna Principal Protection Fund IV and Aetna Index Plus Protection Fund, each a series of Aetna Series Fund, Inc. (collectively the Principal Protection Funds), including the portfolios of investments as of October 31, 2001, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended and financial highlights for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Principal Protection Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Principal Protection Funds as of October 31, 2001, the results of their operations, changes in their net assets and the financial highlights for each of the years or periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.





Hartford, Connecticut
December 7, 2001

Principal Protection Funds
Additional Information
October 31, 2001 (Unaudited)
-------------------------------------------------------------------------------

1. Federal Tax Status of Dividends Declared During the Fiscal Year

In accordance with federal tax authorities, certain portions of the dividends taxable as ordinary income qualify for the corporate dividends received deduction. The following percentages reflect the portions of such dividends paid:

                         PPF I           39.10%
                         PPF II          36.26%
                         PPF III         41.25%
                         PPF IV          10.72%
                         IPPF            30.62%

--------------------------------------------------------------------------------
Capital Appreciation
Aetna Growth Fund
Aetna International Fund
Aetna Small Company Fund
Aetna Value Opportunity Fund
Aetna Technology Fund
--------------------------------------------------------------------------------
Growth & Income
Aetna Balance Fund
Aetna Growth and Income Fund
--------------------------------------------------------------------------------
Income
Aetna Bond Fund
Aetna Government Fund
Aetna Money Market Fund
--------------------------------------------------------------------------------
Index Plus
Aetna Index Plus Large Cap Fund
Aetna Index Plus Mid Cap Fund
Aetna Index Plus Small Cap Fund
--------------------------------------------------------------------------------
Generation Funds
Aetna Ascent Fund
Aetna Crossroads Fund
Aetna Legacy Fund
--------------------------------------------------------------------------------
Principal Protection Funds
Aetna Principal Protection Fund I
Aetna Principal Protection Fund II
Aetna Principal Protection Fund III
Aetna Principal Protection Fund IV
Aetna Index Plus Protection Fund
--------------------------------------------------------------------------------
Brokerage Cash Reserves
--------------------------------------------------------------------------------

[LOGO]

Aetna Mutual Funds are distributed
by Aeltus Capital, Inc.

A prospectus containing more complete information, including charges and expenses, can be obtained from your financial advisor or by calling 1-800-238-6263. Please read the prospectus carefully before investing.

Aetna Mutual Funds
10 State House Square
Hartford, CT 06103-3602